Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	ELAN CORP PLC
Entity Central Index Key	0000737572
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	589,346,275
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Product revenue	$ 1,236.1	$ 1,156	$ 1,094.3
Contract revenue	9.9	13.7	18.7
Total revenue	1,246	1,169.7	1,113
Cost of sales	639.7	583.3	560.7
Gross margin	606.3	586.4	552.3
Operating expenses:
Selling, general and administrative expenses	228.7	254.7	268.2
Research and development expenses	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1)	(108.7)
Other net (gains)/charges	(42.2)	56.3	67.3
Settlement reserve charge		206.3
Total operating (gains)/expenses	(233.9)	775	520.4
Operating income/(loss)	840.2	(188.6)	31.9
Net interest and investment gains and losses:
Net interest expense	105.9	117.8	137.9
Net loss on equity method investments	81.8	26
Net charge on debt retirement	47	3	24.4
Net investment gains	(2.6)	(12.8)	(0.6)
Net interest and investment gains and losses	232.1	134	161.7
Net income/(loss) before income taxes	608.1	(322.6)	(129.8)
Provision for income taxes	47.6	2.1	46.4
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)
Basic net income/(loss) per Ordinary Share	$ 0.95	$ (0.56)	$ (0.35)
Basic weighted-average number of Ordinary Shares outstanding	587.6	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$ 0.94	$ (0.56)	$ (0.35)
Diluted weighted-average number of Ordinary Shares outstanding	593.5	584.9	506.8

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 271,700,000	$ 422,500,000
Restricted cash and cash equivalents - current	2,600,000	208,200,000
Accounts receivable, net	167,700,000	191,600,000
Investment securities - current	300,000	2,000,000
Inventory	23,800,000	39,000,000
Deferred tax assets - current	26,200,000	41,800,000
Prepaid and other current assets	25,700,000	15,400,000
Total current assets	518,000,000	920,500,000
Property, plant and equipment, net	83,200,000	287,500,000
Goodwill and other intangible assets, net	309,900,000	376,500,000
Equity method investments	675,800,000	209,000,000
Investment securities - non-current	9,800,000	9,400,000
Restricted cash and cash equivalents - non-current	13,700,000	14,900,000
Deferred tax assets - non-current	118,900,000	154,300,000
Other assets	24,500,000	45,400,000
Total assets	1,753,800,000	2,017,500,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	46,400,000	39,200,000
Accrued and other current liabilities	229,900,000	442,500,000
Total current liabilities	276,300,000	481,700,000
Long-term debt	615,000,000	1,270,400,000
Other liabilities	60,700,000	71,100,000
Total liabilities	952,000,000	1,823,200,000
Shareholders' Equity:
Ordinary Shares, 0.05 par value, 810,000,000 shares authorized 589,346,275 and 585,201,576 shares issued and outstanding at December 31, 2011 and 2010, respectively	36,158,000	35,850,000
Executive Shares, 1.25 par value, 1,000 shares authorized, 1,000 shares issued and outstanding at December 31, 2011 and 2010	2,000	2,000
"B" Executive Shares, 0.05 par value, 25,000 shares authorized, 21,375 shares issued and outstanding at December 31, 2011 and 2010	2,000	2,000
Additional paid-in capital	6,485,900,000	6,444,900,000
Accumulated deficit	(5,682,900,000)	(6,243,400,000)
Accumulated other comprehensive loss	(37,400,000)	(43,100,000)
Shareholders' equity	801,800,000	194,300,000
Total liabilities and shareholders' equity	$ 1,753,800,000	$ 2,017,500,000

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary Shares, par value	€ 0.05	€ 0.05
Ordinary Shares, shares authorized	810,000,000	810,000,000
Ordinary Shares, shares issued	589,346,275	585,201,576
Ordinary Shares, shares outstanding	589,346,275	585,201,576
Executive Shares, par value	€ 1.25	€ 1.25
Executive Shares, shares authorized	1,000	1,000
Executive Shares, shares issued	1,000	1,000
Executive Shares, shares outstanding	1,000	1,000
"B" Executive Share, par value	€ 0.05	€ 0.05
"B" Executive Shares, shares authorized	25,000	25,000
"B" Executive Shares, shares issued	21,375	21,375
B Executive Shares, shares outstanding	21,375	21,375

Consolidated Statements Of Shareholders' Equity/(Deficit) And Comprehensive Income/(Loss) (USD $) In Millions, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 27.6	$ 5,521.5	$ (5,742.5)	$ (38.8)	$ (232.2)
Beginning Balance, Shares at Dec. 31, 2008	474.7
Comprehensive income (loss):
Net income (loss)			(176.2)		(176.2)
Unrealized gain (loss) on investment securities				4	4
Unrealized components of defined pension plans				(1.2)	(1.2)
Currency translation adjustments				(0.1)	(0.1)
Total comprehensive income (loss)					(173.5)
Net tax shortfalls related to equity awards		(3.6)			(3.6)
Stock issued, net of issuance costs	8.2	863.8			872
Stock issued, net of issuance costs, Shares	109.2
Share-based compensation		31.5			31.5
Ending Balance at Dec. 31, 2009	35.8	6,413.2	(5,918.7)	(36.1)	494.2
Ending Balance, Shares at Dec. 31, 2009	583.9
Comprehensive income (loss):
Net income (loss)			(324.7)		(324.7)
Unrealized gain (loss) on investment securities				(2.8)	(2.8)
Unrealized components of defined pension plans				(4.1)	(4.1)
Currency translation adjustments				(0.1)	(0.1)
Total comprehensive income (loss)					(331.7)
Net tax shortfalls related to equity awards		(1.2)			(1.2)
Stock issued, net of issuance costs	0.1	1.7			1.8
Stock issued, net of issuance costs, Shares	1.3
Share-based compensation		31.2			31.2
Ending Balance at Dec. 31, 2010	35.9	6,444.9	(6,243.4)	(43.1)	194.3
Ending Balance, Shares at Dec. 31, 2010	585.2
Comprehensive income (loss):
Net income (loss)			560.5		560.5
Unrealized gain (loss) on investment securities				(1.5)	(1.5)
Unrealized components of defined pension plans				(3.9)	(3.9)
Currency translation adjustments				11.1	11.1
Total comprehensive income (loss)					566.2
Stock issued, net of issuance costs	0.3	6			6.3
Stock issued, net of issuance costs, Shares	4.1
Share-based compensation		35			35
Ending Balance at Dec. 31, 2011	$ 36.2	$ 6,485.9	$ (5,682.9)	$ (37.4)	$ 801.8
Ending Balance, Shares at Dec. 31, 2011	589.3

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Amortization of deferred revenue	(0.5)	(0.3)	(0.2)
Amortization of financing costs	5.3	5.4	5.5
Depreciation and amortization	35.8	63.3	75
Gain on sale of investment securities	(2.6)	(12.8)	(1.2)
Impairment of property, plant and equipment	10	11	15
Impairment of intangible assets	0.3	0.9	30.6	[1]
Net gain on divestment of business	(654.5)		(126)
EDT divestment transaction costs	(34.1)
Net loss on equity method investments	81.8	26
Settlement reserve charge		206.3
Share-based compensation	35.3	31.5	31.5
Excess tax benefit from share-based compensation			(2.3)
Utilization/write-down of deferred tax asset	51	0.1	36.8
Net charge on debt retirement	47	3	24.4
Derivative fair value gain		(1.2)	(0.3)
Other	(1.1)	1.7	4.3
Net changes in assets and liabilities:
Decrease in accounts receivable	23.9	0.8	3.7
(Increase)/decrease in prepaid and other assets	(2.2)	10.7	(16.8)
Decrease/(increase) in inventory	15.2	14.2	(24.3)
(Decrease)/increase in debt interest accrual	(6.9)	(0.7)	4.3
(Decrease)/increase in accounts payable and accruals and other liabilities	(213.5)	33	29.9
Decrease in working capital from EDT divestment	(70.9)
Net cash (used in)/provided by operating activities	(120.2)	68.2	(86.3)
Cash flows from investing activities:
Decrease/(increase) in restricted cash	206.8	(191.4)	3.5
Proceeds from disposal of property, plant and equipment	1.3	0.1	7.3
Purchase of property, plant and equipment	(27.3)	(40.9)	(43.5)
Purchase of intangible assets	(2.5)	(3.6)	(52.4)
Purchase of equity method investment	(20)
Purchase of non-current investment securities	(0.6)	(0.9)	(0.6)
Sale of non-current investment securities	2.5	7.9
Sale of current investment securities	0.3	8.5	28.9
Proceeds from business disposals	500	4.3
Net cash provided by/(used in) investing activities	660.5	(216)	(56.8)
Cash flows from financing activities:
Issue of share capital			868
Proceeds from share based compensation stock issuances	6.3	1.8	4
Repayment of loans	(697.3)	(455)	(867.8)
Net proceeds from debt issuances		187.1	603
Excess tax benefit from share-based compensation			2.3
Repayment of government grants			(5.4)
Net cash (used in)/provided by financing activities	(691)	(266.1)	604.1
Effect of exchange rate changes on cash	(0.1)	(0.1)	0.2
Net (decrease)/increase in cash and cash equivalents	(150.8)	(414)	461.2
Cash and cash equivalents at beginning of year	422.5	836.5	375.3
Cash and cash equivalents at end of year	271.7	422.5	836.5
Supplemental cash flow information:
Interest	(108.1)	(117.2)	(126.1)
Income taxes	(1.5)	(0.4)	(4.2)
Non-cash investing activities:
Purchase of equity method investment	$ (528.6)		$ (235)

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.

Description Of Business	12 Months Ended
Dec. 31, 2011
Description Of Business [Abstract]
Description Of Business

1.    Description of Business

Elan Corporation, plc, an Irish public limited company (also referred to hereafter as we, our, us, Elan or the Company), is a neuroscience-based biotechnology company headquartered in Dublin, Ireland. We were incorporated as a private limited company in Ireland in December 1969 and became a public limited company in January 1984. Our principal executive offices are located at Treasury Building, Lower Grand Canal Street, Dublin 2, Ireland and our telephone number is 353-1-709-4000. Our principal research and development (R&D) facilities are located in the United States.

Our business engages in research, development and commercial activities primarily in the areas of Alzheimer's disease, Parkinson's disease and multiple sclerosis (MS).

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2.    Significant Accounting Policies

The following accounting policies have been applied in the preparation of our Consolidated Financial Statements.

(a) Basis of consolidation and presentation of financial information

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). In addition to the financial statements included in this Form 20-F, we also prepare separate Consolidated Financial Statements, included in our Annual Report, in accordance with International Financial Reporting Standards as adopted by the European Union (IFRS), which differ in certain significant respects from U.S. GAAP. The Annual Report under IFRS is a separate document from this Form 20-F.

Unless otherwise indicated, our financial statements and other financial data contained in this Form 20-F are presented in U.S. dollars ($). The accompanying Consolidated Financial Statements include our financial position, results of operations and cash flows and those of our wholly-owned subsidiaries. All significant intercompany amounts have been eliminated. We use the equity method to account for equity investments in instances in which we own common stock and have the ability to exercise significant influence, but not control, over the investee.

Our directors believe that we have adequate resources to continue in operational existence for at least the next 12 months and that it is appropriate to continue to prepare our Consolidated Financial Statements on a going concern basis.

(b) Use of estimates

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities that are not readily apparent from other sources. Estimates are used in determining items such as the carrying amounts of intangible assets, property, plant and equipment and equity method investments, revenue recognition, sales rebates and discounts, the fair value of share-based compensation, the accounting for contingencies and income taxes, among other items. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.

(c) Fair value measurements

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

We disclose our financial instruments that are measured at fair value on a recurring basis using the following fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2:	Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3:	Inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability.

(d) Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities on acquisition of three months or less.

(e) Accounts receivable

Accounts receivable are initially recognized at fair value, which represents the invoiced amounts, less adjustments for estimated revenue deductions such as product returns, chargebacks and cash discounts. An allowance for doubtful accounts is established based upon the difference between the recognized value and the estimated net collectible amount with the estimated loss recognized within operating expenses in the Consolidated Statement of Operations. When an account receivable balance becomes uncollectible, it is written off against the allowance for doubtful accounts.

(f) Investment securities and impairment

Marketable equity securities and debt securities are classified into one of three categories including trading, held-to-maturity, or available-for-sale. The classification depends on the purpose for which the financial assets were acquired.

•

Marketable equity and debt securities are considered trading when purchased principally for the purpose of selling in the near term. These securities are recorded as current investments and are carried at fair value. Unrealized holding gains and losses on trading securities are included in other income. We did not hold any trading securities at December 31, 2011 and 2010.

•

Marketable debt securities are considered held-to-maturity when we have the positive intent and ability to hold the securities to maturity. These securities are carried at amortized cost, less any impairment. We did not hold any held-to-maturity securities at December 31, 2011 and 2010.

•

Marketable equity and debt securities not classified as trading or held-to-maturity are considered available-for-sale. These securities are recorded as either current or non-current investments and are carried at fair value, with unrealized gains and losses included in accumulated other comprehensive income/(loss) (OCI) in shareholders' equity. The assessment for impairment of marketable securities classified as available-for-sale is based on established financial methodologies, including quoted market prices for publicly traded equity and debt securities.

Non-marketable equity securities are carried at cost, less write-down-for-impairments, and are adjusted for impairment based on methodologies, including the Black-Scholes option-pricing model, the valuation achieved in the most recent private placement by an investee, an assessment of the impact of general private equity market conditions, and discounted projected future cash flows.

The factors affecting the assessment of impairments include both general financial market conditions and factors specific to a particular company. In the case of equity classified as available-for-sale, a significant and prolonged decline in the fair value of the security below its carrying amount is considered in determining whether the security is impaired. If any such evidence exists, an impairment loss is recognized.

(g) Inventory

Inventory is valued at the lower of cost or market value. In the case of raw materials and supplies, cost is calculated on a first-in, first-out basis and includes the purchase price, including import duties, transport and handling costs and any other directly attributable costs, less trade discounts. In the case of work-in-progress and finished goods, costs include direct labor, material costs and attributable overheads, based on normal operating capacity.

(h) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Buildings	15-40 years
Plant and equipment	3-10 years
Leasehold improvements	Shorter of expected useful life or lease term

Land is not depreciated as it is deemed to have an indefinite useful life.

Where events or circumstances indicate that the carrying amount of a property, plant and equipment may not be recoverable, we review the carrying value for impairment. The carrying amount of the asset is not deemed recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of that asset. In such event, an impairment loss is recognized for the excess of the carrying amount over the asset's fair value.

(i) Leasing

Property, plant and equipment acquired under a lease that transfers substantially all of the risks and rewards of ownership to us (a capital lease) are capitalized. Amounts payable under such leases, net of finance charges, are shown as current or non-current as appropriate. An asset acquired through capital lease is stated at an amount equal to the lower of its fair value or the present value of the minimum lease payments at the inception of the lease, less accumulated depreciation and impairment losses, and is included in property, plant and equipment. Finance charges on capital leases are expensed over the term of the lease to give a constant periodic rate of interest charge in proportion to the capital balances outstanding.

All other leases that are not capital leases are considered operating leases. Rentals on operating leases are charged to expense on a straight-line basis over the period of the lease. Leased property, plant and equipment sub-let to third parties are classified according to their substance as either finance or operating leases. All such arrangements that we have entered into as lessor are operating leases. Income received as lessor is recognized on a straight-line basis over the period of the lease.

(j) Goodwill, other intangible assets and impairment

Goodwill is not amortized, but instead is tested for impairment at least annually.

Intangible assets with estimable useful lives are amortized on a straight-line basis over their respective estimated useful lives to their estimated residual values and, as with other long-lived assets such as property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, we compare undiscounted cash flows expected to be generated by an asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. We determine fair value using the income approach based on the present value of expected cash flows. Our cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

We review our goodwill for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The goodwill impairment test is a two-step process and is performed at the reporting unit level. Following the divestment of our Elan Drug Technologies (EDT) business on September 16, 2011, Elan is comprised of a single reporting unit. Prior to the two-step process, we first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. The qualitative factors assessed include, but are not limited to, the macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, other relevant events affecting the reporting unit and the share price performance of the Company. If, after assessing the relevant qualitative factors, we determine that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first and second steps of the goodwill impairment test are not performed. If, after assessing the relevant qualitative factors, we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first step of the goodwill impairment test is performed.

Under the first step, we compare the fair value of each reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired and step two does not need to be performed. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment charge, if any. The second step compares the implied fair value of the reporting-unit goodwill with the carrying amount of that goodwill, and any excess of the carrying amount over the implied fair value is recognized as an impairment charge. The implied fair value of goodwill is determined, by allocating the fair value of a reporting unit to individual assets and liabilities. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. In evaluating goodwill for impairment, we determine the fair values of the reporting units using the income approach, based on the present value of expected cash flows.

(k) Equity method investments

Janssen AI

As part of the transaction whereby Janssen Alzheimer Immunotherapy (Janssen AI), a subsidiary of Johnson & Johnson, acquired substantially all of our assets and rights related to our Alzheimer's Immunotherapy Program (AIP) collaboration with Wyeth (which has been acquired by Pfizer Inc. (Pfizer)), we received a 49.9% equity investment in Janssen AI. Johnson & Johnson also committed to fund up to an initial $500.0 million towards the further development and commercialization of the AIP to the extent the funding is required by the collaboration. In the event that either an AIP product reaches market and Janssen AI is in a positive operating cash flow position, or the AIP is terminated before the initial $500.0 million funding commitment has been drawn down, Johnson & Johnson is not required to contribute the full $500.0 million. Any required additional expenditures in respect of Janssen AI's obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. Based on current spend levels, we anticipate that we will be called upon to provide funding to Janssen AI commencing in the second quarter of 2012. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced. We have recorded our investment in Janssen AI as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investee. The investment was initially recognized based on the estimated fair value of the investment acquired, representing the fair value of our proportionate 49.9% share of Janssen AI's total net assets at inception, which were comprised of the AIP assets and the asset created by the Johnson & Johnson contingent funding commitment.

Under the equity method, investors are required to recognize their share of the earnings or losses of an investee in the periods for which they are reported in the financial statements of the investee as this is normally considered an appropriate means of recognizing increases or decreases in the economic resources underlying the investments. However, Johnson & Johnson has committed to wholly fund up to an initial $500.0 million of development and commercialization expenses incurred by Janssen AI so the recognition by Elan of a share of Janssen AI losses that are solely funded by Johnson & Johnson's $500.0 million commitment would result in an inappropriate decrease in Elan's share of the economic resources underlying the investment in Janssen AI. Accordingly, until the $500.0 million funding commitment is fully utilized, we have applied the hypothetical liquidation at book value (HLBV) method to determine how an increase or decrease in net assets of Janssen AI affects Elan's interest in the net assets of Janssen AI on a period by period basis. Under the HLBV method, an investor determines its share of the earnings or losses of an investee by determining the difference between its claim on the investee's book value at the end and beginning of the period.

The difference between the cost of our equity method investment and the amount of our underlying equity in Janssen AI's reported net assets relates to the lower estimated value of Janssen AI's AIP assets when the equity method investment was initially recorded, and the asset created by the Johnson & Johnson $500.0 million contingent funding commitment. In relation to the AIP assets, in the event that an AIP product reaches market, our proportionate share of Janssen AI's reported results will be adjusted over the estimated remaining useful lives of those assets to recognize the difference in the carrying values. In relation to the asset created by the Johnson & Johnson contingent funding commitment, which is a limited life asset, the basis difference is amortized to the Consolidated Statement of Operations on a pro rata basis; based on the actual amount of Janssen AI losses that are solely funded by Johnson & Johnson in each period as compared to the total $500 million, which is the total amount we estimate will be solely funded by Johnson & Johnson.

Alkermes plc and Proteostasis Therapeutics, Inc.

We have recorded our investments in Alkermes plc and Proteostasis Therapeutics Inc. (Proteostasis) as equity method investments on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investees. The investments were initially recognized based on the estimated fair value of the investment acquired. The carrying amount of the Alkermes plc equity method investment is approximately $300 million higher than our share of the book value of the net assets of Alkermes plc. Based on our preliminary assessment of the fair value of the net assets of Alkermes plc on the date of the transaction, this difference principally relates to identifiable intangible assets and goodwill attributable to the Alkermes Inc. business prior to its acquisition of the EDT business. Under the equity method, we recognize our share of the earnings or losses of our investees, adjusted for the amortization of the basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investments on the Consolidated Balance Sheet. We recognize our share of the earnings or losses of Proteostasis in the same periods for which they are reported in the financial statements of the investee; and we recognize our share of the earnings or losses of Alkermes plc on a one-quarter time lag as Alkermes plc's financial information is generally not publicly available when our quarterly and annual results are reported.

(l) Financing costs

Debt financing costs are comprised of transaction costs and original issue discount on borrowings. Debt financing costs are allocated to financial reporting periods over the term of the related debt using the effective interest rate method.

The carrying amount of debt includes any related unamortized original issue discount. All other unamortized debt financing costs are presented as deferred financing costs in other assets.

(m) Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposures to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates and interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, that has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2011 or 2010.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecasted transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criteria for designating a derivative as a hedge include the assessment of the instrument's effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of accumulated OCI and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations. The carrying amount of derivative financial instruments is reported within current assets or other current liabilities.

(n) Revenue

We recognize revenue from the sale of our products, royalties earned and contract arrangements. Our revenues are classified into two categories: product revenue and contract revenue.

Product Revenue — Product revenue includes: (i) the sale of our products, (ii) royalties and (iii) manufacturing fees. We recognize revenue from product sales when there is persuasive evidence that an arrangement exists, title passes, the price is fixed or determinable, and collectability is reasonably assured. Revenue is recorded net of applicable sales tax and sales discounts and allowances, which are described below.

(i) The sale of our products consists of the sale of pharmaceutical drugs, primarily to wholesalers and physicians.

(ii) We earn royalties on licensees' sales of our products or third-party products that incorporate our technologies. Royalties are recognized as earned in accordance with the contract terms when royalties can be reliably measured and collectability is reasonably assured.

(iii) We received manufacturing fees for products that were manufactured by EDT on behalf of other third-party customers.

Tysabri® (natalizumab) was developed and is now being marketed in collaboration with Biogen Idec, Inc (Biogen Idec). In general, subject to certain limitations imposed by the parties, we share with Biogen Idec most development and commercialization costs. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec as required at a price, which includes the cost of manufacturing, plus Biogen Idec's gross profit on Tysabri and this cost, together with royalties payable to other third parties, is included in cost of sales. Outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on rest of world (ROW) sales of Tysabri, plus our directly incurred expenses on these sales, which are primarily comprised of royalties we incur and are payable by us to third parties and are reimbursed by the collaboration.

Contract Revenue — Contract revenue generally arose from EDT contracts to perform R&D services on behalf of clients, or from technology licensing. Contract revenue is recognized when earned and non-refundable, and when we have no future obligation with respect to the revenue, in accordance with the terms prescribed in the applicable contract. Contract research revenue consists of payments or milestones arising from R&D activities we perform on behalf of third parties. Our revenue arrangements with multiple elements are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered items. The consideration we receive is allocated among the separate units based on their respective fair values, and the applicable revenue recognition criteria are applied to each of the separate units. Advance payments received in excess of amounts earned are classified as deferred revenue until earned.

Up-front fees received by us are deferred and amortized when there is a significant continuing involvement by us (such as an ongoing product manufacturing contract or joint development activities) after an asset disposal. We defer and amortize up-front license fees to income over the "performance period" as applicable. The performance period is the period over which we expect to provide services to the licensee as determined by the contract provisions.

Accounting for milestone payments depends on the facts and circumstances of each contract. We apply the milestone method in accounting for substantive milestone payments under contracts that include R&D deliverables. A milestone is considered substantive if consideration earned from achievement of the milestone (1) is commensurate with either the vendor's performance to achieve the milestone or the enhancement of the value of the delivered item, (2) relates solely to past performance, and (3) is reasonable in comparison to all of the deliverables and payment terms in the arrangement. If a milestone is considered substantive the consideration is recognized as revenue in the period in which the milestone is achieved. It is expected that the substantive milestone method will be appropriate for most contracts. If we determine the milestone method is not appropriate, we apply the proportional performance method to the relevant contracts. This method recognizes as revenue the percentage of cumulative non-refundable cash payments earned under the contract, based on the percentage of costs incurred to date compared to the total costs expected under the contract.

(o) Sales discounts and allowances

We recognize revenue on a gross revenue basis (except for Tysabri revenue outside of the United States) and make various deductions to arrive at net revenue as reported in our Consolidated Statements of Operations. These adjustments are referred to as sales discounts and allowances and are described in detail below. Sales discounts and allowances include charge-backs, managed healthcare rebates and other contract discounts, Medicaid rebates, cash discounts, sales returns, and other adjustments. Estimating these sales discounts and allowances is complex and involves significant estimates and judgments, and we use information from both internal and external sources, including historical experience, to generate reasonable and reliable estimates.

We do not conduct our sales using the consignment model. All of our product sales transactions are based on normal and customary terms whereby title to the product and substantially all of the risks and rewards transfer to the customer upon either shipment or delivery. Furthermore, we do not have an incentive program that would compensate a wholesaler for the costs of holding inventory above normal inventory levels thereby encouraging wholesalers to hold excess inventory.

Charge-backs

In the United States, we participate in charge-back programs with a number of entities, principally the U.S. Department of Defense, the U.S. Department of Veterans Affairs, Group Purchasing Organizations and other parties whereby pricing on products is extended below wholesalers' list prices to participating entities. These entities purchase products through wholesalers at the lower negotiated price, and the wholesalers charge the difference between these entities' acquisition cost and the lower negotiated price back to us. We account for charge-backs by reducing accounts receivable in an amount equal to our estimate of charge-back claims attributable to a sale. We determine our estimate of the charge-backs primarily based on historical experience on a product-by-product and program basis, and current contract prices under the charge-back programs. We consider vendor payments, estimated levels of inventory in the wholesale distribution channel, and our claim processing time lag and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Medicaid rebates

In the United States, we are required by law to participate in state government-managed Medicaid programs as well as certain other qualifying federal and state government programs whereby discounts and rebates are provided to participating state and local government entities. Discounts and rebates provided through these other qualifying federal and state government programs are included in our Medicaid rebate accrual and are considered Medicaid rebates for the purposes of this discussion. We account for Medicaid rebates by establishing an accrual in an amount equal to our estimate of Medicaid rebate claims attributable to a sale. We determine our estimate of the Medicaid rebates accrual primarily based on our estimates of Medicaid claims, Medicaid payments, claims processing time lag, inventory in the distribution channel, as well as legal interpretations of the applicable laws related to the Medicaid and qualifying federal and state government programs, and any new information regarding changes in the Medicaid programs' regulations and guidelines that would impact the amount of the rebates on a product-by-product basis. We adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Cash and other discounts

Cash and other discounts include cash discounts, generally at 2% of the sales price, as an incentive for prompt payment by customers in the United States. We account for cash discounts by reducing accounts receivable by the full amount of the discounts. We consider payment performance of each customer and adjust the accrual and revenue periodically throughout each year to reflect actual experience and future estimates.

Managed healthcare rebates and other contract discounts

We offer rebates and discounts to managed healthcare organizations in the United States. We account for managed healthcare rebates and other contract discounts by establishing an accrual equal to our estimate of the amount attributable to a sale. We determine our estimate of this accrual primarily based on historical experience on a product-by-product and program basis and current contract prices. We consider the sales performance of products subject to managed healthcare rebates and other contract discounts, processing claim lag time and estimated levels of inventory in the distribution channel and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Sales returns

We account for sales returns by reducing accounts receivable in an amount equal to our estimate of revenue recorded for which the related products are expected to be returned.

Our sales return accrual is estimated principally based on historical experience, the estimated shelf life of inventory in the distribution channel, price increases, and our return goods policy (goods may only be returned six months prior to expiration date and for up to 12 months after expiration date). We also take into account product recalls and introductions of generic products. All of these factors are used to adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

In the event of a product recall, product discontinuance or introduction of a generic product, we consider a number of factors, including the estimated level of inventory in the distribution channel that could potentially be returned, historical experience, estimates of the severity of generic product impact, estimates of continuing demand and our return goods policy. We consider the reasons for, and impact of, such actions and adjust the sales returns accrual and revenue as appropriate.

Other adjustments

In addition to the sales discounts and allowances described above, we make other sales adjustments primarily related to estimated obligations for credits to be granted to wholesalers under wholesaler service agreements we have entered into with many of our pharmaceutical wholesale distributors in the United States. Under these agreements, the wholesale distributors have agreed, in return for certain fees, to comply with various contractually defined inventory management practices and to perform certain activities such as providing weekly information with respect to inventory levels of product on hand and the amount of out-movement of product. As a result, we, along with our wholesale distributors, are able to manage product flow and inventory levels in a way that more closely follows trends in prescriptions. We generally account for these other sales discounts and allowances by establishing an accrual in an amount equal to our estimate of the adjustments attributable to the sale. We generally determine our estimates of the accruals for these other adjustments primarily based on contractual agreements and other relevant factors, and adjust the accruals and revenue periodically throughout each year to reflect actual experience.

Use of information from external sources

We use information from external sources to identify prescription trends and patient demand, including inventory pipeline data from the three major drug wholesalers in the United States. The inventory information received from these wholesalers is a product of their record-keeping process and excludes inventory held by intermediaries to whom they sell, such as retailers and hospitals. We also receive information from IMS Health, a supplier of market research to the pharmaceutical industry, which we use to project the prescription demand-based sales for our pharmaceutical products. Our estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information is itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which we receive such information.

(p) Advertising expenses

We expense the costs of advertising as incurred. Advertising expenses were $0.6 million in 2011 (2010: $0.7 million; 2009: $1.7 million).

(q) Research and development

R&D costs are expensed as incurred. Acquired in-process research and development (IPR&D) is expensed as incurred. Costs to acquire intellectual property, product rights and other similar intangible assets are capitalized and amortized on a straight-line basis over the estimated useful life of the asset. The method of amortization chosen best reflects the manner in which individual intangible assets are consumed.

(r) Taxation

We account for income tax expense based on income before taxes using the asset and liability method. Deferred tax assets (DTAs) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss and tax credit carryforwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining our provision for income taxes. Some of these estimates are based on management's interpretations of jurisdiction-specific tax laws or regulations and the likelihood of settlement related to tax audit issues. Various internal and external factors may have favorable or unfavorable effects on our future effective income tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years' items, past and future levels of R&D spending, likelihood of settlement, and changes in overall levels of income before taxes.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. We account for interest and penalties related to unrecognized tax benefits in income tax expense.

(s) Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) is comprised of our net income or loss and OCI. OCI includes certain changes in shareholders' equity that are excluded from net income. Specifically, we include in OCI changes in the fair value of unrealized gains and losses on our investment securities, certain foreign currency translation adjustments, and adjustments relating to our defined benefit pension plans.

Comprehensive income/(loss) for the years ended December 31, 2011, 2010 and 2009 has been reflected in the Consolidated Statements of Shareholders' Equity/(Deficit) and Comprehensive Income/(Loss).

(t) Foreign operations

Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. The resulting monetary assets and liabilities are translated into U.S. dollars at exchange rates prevailing at subsequent balance sheet dates, and the resulting gains and losses are recognized in the Consolidated Statement of Operations and, where material, separately disclosed.

The functional currency of Elan and most of our subsidiaries is U.S. dollars. For those subsidiaries with a non-U.S. dollar functional currency, their assets and liabilities are translated using year-end rates and income and expenses are translated at average rates. The cumulative effect of exchange differences arising on consolidation of the net investment in overseas subsidiaries are recognized as OCI in the Consolidated Statements of Shareholders' Equity/(Deficit) and Comprehensive Income/(Loss).

(u) Share-based compensation

Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options, restricted stock units (RSUs) and stock purchases related to our employee equity purchase plan (EEPP).

Share-based compensation cost for RSUs awarded to employees and directors is measured based on the closing fair market value of the Company's shares on the date of grant. Share-based compensation cost for stock options awarded to employees and directors and shares issued under our EEPP is estimated at the grant date based on each option's fair value as calculated using an option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Share-based compensation expense for equity-settled awards to non-employees in exchange for goods or services is based on the fair value of the awards on the measurement date; which is the earlier of the date at which the commitment for performance by the non-employees to earn the awards is reached and the date at which the non-employees' performance is complete. We have determined that the expected vest date is the measurement date for awards granted to non-employees.

Estimating the fair value of share-based awards as of the grant or vest date using an option-pricing model, such as the binomial model, is affected by our share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and actual and projected employee exercise behaviors.

(v) Pensions and other employee benefit plans

We have two defined benefit pension plans covering employees based in Ireland. These plans were closed to new entrants from March 31, 2009. These plans are managed externally and the related pension costs and liabilities are assessed at least annually in accordance with the advice of a qualified professional actuary. Two significant assumptions, the discount rate and the expected rate of return on plan assets, are important elements of expense and/or liability measurement. We evaluate these assumptions at least semi-annually, with the assistance of an actuary. Other assumptions involve employee demographic factors such as retirement patterns, mortality, turnover and the rate of compensation increase. We use a December 31 measurement date and all plan assets and liabilities are reported as of that date. The cost or benefit of plan changes, which increase or decrease benefits for prior employee service, is included in expense on a straight-line basis over the period the employee is expected to receive the benefits.

We recognize actuarial gains and losses using the corridor method. Under the corridor method, to the extent that any cumulative unrecognized net actuarial gain or loss exceeds 10% of the greater of the present value of the defined benefit obligation and the fair value of the plan assets, that portion is recognized over the expected average remaining working lives of the plan participants. Otherwise, the net actuarial gain or loss is recorded in OCI.

We recognize the funded status of benefit plans in our Consolidated Balance Sheet. In addition, we recognize as a component of OCI the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic pension cost of the period.

An event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services is a curtailment. A gain arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a gain exceeds any net loss included in OCI. A loss arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a loss exceeds any net gain included in OCI.

We also have a number of other defined contribution benefit plans, primarily for employees outside of Ireland. The cost of providing these plans is expensed as incurred.

(w) Contingencies

We assess the likelihood of any adverse outcomes to contingencies, including legal matters, as well as the potential range of probable losses. We record accruals for such contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If an unfavorable outcome is probable, but the amount of the loss cannot be reasonably estimated, we estimate the range of probable loss and accrue the most probable loss within the range. If no amount within the range is deemed more probable, we accrue the minimum amount within the range. If neither a range of loss nor a minimum amount of loss is estimable, then appropriate disclosure is provided, but no amounts are accrued.

(x) Recent accounting pronouncements

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2011-08, "Intangibles – Goodwill and Other: Testing Goodwill for impairment (Topic 350)", which gives entities the option to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 per cent) that the fair value of the reporting unit is less than its carrying amount, including goodwill. If, after assessing the relevant qualitative factors, we determine that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first and second steps of the goodwill impairment test are not performed. If, after assessing the relevant qualitative factors, we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first step of the goodwill impairment test is performed. Previous guidance under Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. The amendment in this update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, but early adoption is permitted. We have early adopted the amendment for the 2011 fiscal year annual goodwill impairment review and after assessing the relevant qualitative factors, we determined that it was not more likely than not that the fair value of the reporting unit was less than its carrying amount, including goodwill, so the first and second steps of the goodwill impairment test were not performed.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", which results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments clarify the FASB's intent about the application of existing fair value measurement requirements while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments are effective for fiscal years beginning after December 15, 2011. We do not expect that the adoption of ASU 2011-04 will have an impact on our consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in OCI. To increase the prominence of items reported in OCI and to facilitate convergence of U.S. GAAP and IFRS, the FASB decided to eliminate the option to present components of OCI as part of the statement of changes in shareholders' equity. The amendments require that all nonowner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total OCI, the components of OCI, and the total of comprehensive income. The amendments are effective for fiscal years beginning after December 15, 2011. We do not expect that the adoption of ASU 2011-05 will have an impact on our consolidated financial position, results of operations or cash flows.

Revenue	12 Months Ended
Dec. 31, 2011
Revenue [Abstract]
Revenue

3.    Revenue

Revenue for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Revenue from the BioNeurology business	$1,068.1	$895.6	$837.1
Revenue from the EDT business(1)	177.9	274.1	275.9

Total revenue	$1,246.0	$1,169.7	$1,113.0

(1)	The 2011 EDT revenue is for the period up to September 16, 2011, the date of divestment of the EDT business. For further information on the EDT divestment, refer to Note 5.

Revenue from the BioNeurology business for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Product revenue:
Tysabri — U.S.	$746.5	$593.2	$508.5
Tysabri — ROW	317.6	258.3	215.8

Total Tysabri	1,064.1	851.5	724.3
Azactam®	0.9	27.2	81.4
Maxipime®	0.4	8.2	13.2
Prialt®	—	6.1	16.5
Royalties	2.7	1.6	1.7

Total product revenue from the BioNeurology business	1,068.1	894.6	837.1
Contract revenue from the BioNeurology business	—	1.0	—

Total revenue from BioNeurology business	$1,068.1	$895.6	$837.1

Tysabri was developed and is now being marketed in collaboration with Biogen Idec. In general, subject to certain limitations imposed by the parties, we share with Biogen Idec most of the development and commercialization costs for Tysabri. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec at a price that includes the cost of manufacturing, plus Biogen Idec's gross profit on Tysabri, and this cost, together with royalties payable to other third parties, is included in cost of sales.

Global in-market net sales of Tysabri for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
United States	$746.5	$593.2	$508.5
ROW	764.1	636.8	550.7

Total Tysabri global in-market net sales	$1,510.6	$1,230.0	$1,059.2

Outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on these sales of Tysabri, plus our directly incurred expenses on these sales, which are primarily comprised of royalties, that we incur and are payable by us to third parties and are reimbursed by the collaboration.

In 2011, we recorded net Tysabri ROW revenue of $317.6 million (2010: $258.3 million; 2009: $215.8 million), which was calculated as follows (in millions):

	2011	2010	2009
ROW in-market sales by Biogen Idec	$764.1	$636.8	$550.7
ROW operating expenses incurred by Elan and Biogen Idec	(349.3)	(303.8)	(280.6)

ROW operating profit generated by Elan and Biogen Idec	414.8	333.0	270.1

Elan's 50% share of Tysabri ROW collaboration operating profit	207.4	166.5	135.0
Elan's directly incurred costs	110.2	91.8	80.8

Net Tysabri ROW revenue	$317.6	$258.3	$215.8

We ceased distributing Azactam as of March 31, 2010, and Maxipime as of September 30, 2010. The revenue for these products in 2011 relates to adjustments to discounts and allowances associated with sales prior to the cessation of distribution. We divested our Prialt assets and rights in May 2010.

Revenue from the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the years ended December 31, 2010 and 2009 consisted of the following (in millions):

	2011	2010	2009
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5	$61.6
Focalin® XR/Ritalin® LA	25.9	33.0	32.6
Ampyra®	22.6	56.8	—
Verelan®	18.1	21.8	22.1
Naprelan®	5.9	12.6	16.0
Skelaxin®	—	5.9	34.9
Other	60.0	76.8	90.0

Total product revenue from the EDT business	168.0	261.4	257.2

Contract revenue:
Research revenue	6.0	8.2	8.2
Milestone payments	3.9	4.5	10.5

Total contract revenue from the EDT business	9.9	12.7	18.7

Total revenue from the EDT business	$177.9	$274.1	$275.9

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

4.    Segment Information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). Our CODM has been identified as Mr. G. Kelly Martin, chief executive officer (CEO). On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. Prior to the divestment of the EDT business, our business was organized into two business units: BioNeurology and EDT, and our CEO reviewed the business from this perspective. BioNeurology engages in research, development and commercial activities primarily in the areas of Alzheimer's disease, Parkinson's disease and MS. EDT developed and manufactured innovative pharmaceutical products that deliver clinically meaningful benefits to patients, using its extensive experience and proprietary drug technologies in collaboration with pharmaceutical companies. Following the divestment of EDT, we are organized in a single operating segment structure.

Segment performance is evaluated based on operating income/(loss) and Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA). The same accounting principles used for the Group as a whole are applied to segment reporting. Inter-segment pricing is determined on an arm's length basis.

Our segment results of operations and revenue for the years ended December 31, 2011, 2010 and 2009 for our BioNeurology business unit are disclosed below. The segment results of operations and revenue for the EDT business for the period beginning on January 1, 2011 and ending on September 16, 2011, the date of divestment of the EDT business, and for the years ended December 31, 2010 and 2009 are also disclosed below.

Analysis of results of operations by segment (in millions):

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment Revenue	$1,068.1	$895.6	$837.1	$178.1	$275.4	$277.7	$1,246.2	$1,171.0	$1,114.8
Less intersegment sales	—	—	—	(0.2)	(1.3)	(1.8)	(0.2)	(1.3)	(1.8)

Total revenue from external customers	1,068.1	895.6	837.1	177.9	274.1	275.9	1,246.0	1,169.7	1,113.0
Cost of sales	572.7	464.9	444.4	67.0	118.4	116.3	639.7	583.3	560.7

Gross margin	495.4	430.7	392.7	110.9	155.7	159.6	606.3	586.4	552.3
Operating expenses:
Selling, general and administrative expenses	204.9	215.8	232.3	23.8	38.9	35.9	228.7	254.7	268.2
Research and development expenses	198.2	205.0	246.1	34.3	53.7	47.5	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Total operating (gains)/expenses	(223.9)	680.1	431.3	(10.0)	94.9	89.1	(233.9)	775.0	520.4

Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

Equity method investments	$675.8	$209.0	$235.0	$—	$—	$—	$675.8	$209.0	$235.0
Depreciation and amortization	$28.0	$30.3	$41.2	$7.8	$33.0	$33.8	$35.8	$63.3	$75.0
Capital expenditures	$23.8	$28.8	$34.8	$7.6	$15.4	$8.9	$31.4	$44.2	$43.7
Share-based compensation expense	$29.1	$23.6	$24.3	$6.2	$7.9	$7.2	$35.3	$31.5	$31.5
Intangible asset impairment charges	$0.3	$0.9	$30.6	$—	$—	$—	$0.3	$0.9	$30.6
Property, plant and equipment impairment charges	$10.0	$11.0	$56.2	$—	$—	$—	$10.0	$11.0	$56.2

Reconciliation of segment operating income/(loss) to segment Adjusted EBITDA (in millions):

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9
Depreciation and amortization	28.0	30.3	41.2	7.8	33.0	33.8	35.8	63.3	75.0
Amortized fees, net	(0.5)	(0.1)	(0.2)	—	(0.2)	—	(0.5)	(0.3)	(0.2)
Share-based compensation expense (1)	26.9	22.6	23.8	5.7	7.9	7.2	32.6	30.5	31.0
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

(1)

Share-based compensation expense excludes share-based compensation included in other charges of $1.1 million (2010: $1.0 million; 2009: $1.7 million) and share-based compensation expense of $1.6 million (2010: Nil; 2009: $1.2 million credit) included in the net gain on divestment of business.

Reconciliation of operating income/(loss) to net income/(loss) (in millions):

	2011	2010	2009
Operating income/(loss)	$840.2	$(188.6)	$31.9
Net interest and investment losses	232.1	134.0	161.7
Provision for income taxes	47.6	2.1	46.4

Net income/(loss)	$560.5	$(324.7)	$(176.2)

Revenue analysis by segment:

For an analysis of revenue by segment, please refer to Note 3.

Goodwill (in millions):

	2011	2010
BioNeurology	$207.4	$207.4
EDT	—	49.7

Total goodwill	$207.4	$257.1

As part of the EDT transaction with Alkermes, Inc., we disposed of goodwill of $49.7 million which had been allocated to the EDT business. For additional information on this transaction, refer to Note 5.

Total assets (in millions):

	2011	2010
BioNeurology	$1,753.8	$1,595.2
EDT	—	422.3

Total assets	$1,753.8	$2,017.5

For fiscal years 2011, 2010 and 2009, our revenue is presented below by geographical area. Similarly, total assets, property, plant and equipment, and goodwill and intangible assets are presented below on a geographical basis at December 31, 2011 and 2010.

Revenue by region (by destination of customers) (in millions):

	2011	2010	2009
United States	$867.8	$822.8	$791.0
Ireland	37.7	56.0	65.8
Rest of world	340.5	290.9	256.2

Total revenue	$1,246.0	$1,169.7	$1,113.0

Total assets by region (in millions):

	2011	2010
Ireland	$920.0	$852.6
United States	753.8	1,081.7
Bermuda	41.9	56.9
Rest of world	38.1	26.3

Total assets	$1,753.8	$2,017.5

Property, plant and equipment by region (in millions):

	2011	2010
United States	$78.4	$116.5
Ireland	4.8	171.0

Total property, plant and equipment	$83.2	$287.5

Goodwill and other intangible assets by region (in millions):

	2011	2010
United States	$192.1	$242.9
Ireland	109.1	124.9
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$309.9	$376.5

Major customers

The following customer or collaborator contributed to 10% or more of our total revenue in 2011, 2010 and 2009:

	2011	2010	2009
AmerisourceBergen Corporation	60%	52%	49%
Biogen Idec	25%	22%	19%

No other customer or collaborator accounted for more than 10% of our total revenue in 2011, 2010 or 2009.

Net Gain On Divestment Of Business	12 Months Ended
Dec. 31, 2011
Net Gain On Divestment Of Business [Abstract]
Net Gain On Divestment Of Business

5.    Net Gain on Divestment of Business

Disposal of the EDT business

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT following the approval of the merger by Alkermes, Inc. shareholders on September 8, 2011. Alkermes, Inc. and EDT were combined under a new holding company incorporated in Ireland named Alkermes plc. In connection with the transaction, we received $500.0 million in cash and 31.9 million ordinary shares of Alkermes plc common stock. At the close of the transaction, we held approximately 25% of the equity of Alkermes plc, with the existing shareholders of Alkermes, Inc. holding the remaining 75% of the equity. Alkermes plc shares are registered in the United States and trade on the NASDAQ stock market. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at a carrying amount of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

The net gain recorded on divestment of the EDT business amounted to $652.9 million, and was calculated as follows (in millions):

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets(1)	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

(1)	Includes goodwill of $49.7 million allocated to the EDT business.

Disposal of the AIP business

In 2010, we recorded a net gain of $1.0 million, as compared to a net gain of $108.7 million recorded for 2009, relating to the 2009 divestment of substantially all of Elan's assets and rights related to our AIP collaboration with Wyeth (which has been acquired by Pfizer) to Janssen AI. These gains were calculated based upon the estimated fair value of the assets sold of $235.0 million, less their carrying value and transaction costs. Our equity interest in Janssen AI has been recorded as an equity method investment on the Consolidated Balance Sheet, and was initially recorded at its estimated fair value of $235.0 million.

The net gain of $108.7 million recorded in 2009 was calculated as follows (in millions):

Investment in Janssen AI	$235.0
Intangible assets(1)	(68.0)
Biologics and fill-finish impairment(2)	(41.2)
Transaction costs	(16.8)
Share based compensation	1.2
Other	(1.5)

Net gain on divestment of business	$108.7

(1)	Includes goodwill of $10.3 million allocated to the AIP business.

(2)

As a result of the disposal of the AIP business, we re-evaluated the longer term biologics manufacturing and fill-finish requirements, and consequently recorded a non-cash asset impairment charge related to these activities of $41.2 million.

For additional information relating to our equity method investments in Alkermes plc and Janssen AI, refer to Note 9 to the Consolidated Financial Statements.

Other Net (Gains)/Charges	12 Months Ended
Dec. 31, 2011
Other Net (Gains)/Charges [Abstract]
Other Net (Gains)/Charges

6.    Other Net (Gains)/Charges

The principal items classified as other net gains and charges include severance, restructuring and other costs, facilities and other asset impairment charges, legal settlements and awards, IPR&D costs, a net loss on divestment of the Prialt business and intangible asset impairment charges. These items have been treated consistently from period to period. We believe that disclosure of significant other charges is meaningful because it provides additional information in relation to analyzing certain items.

Other net (gains)/charges for the years ended December 31 consisted of (in millions):

		2011	2010	2009
(a)	Severance, restructuring and other costs	$20.4	$19.6	$29.0
(b)	Facilities and other asset impairment charges	21.9	16.7	16.1
(c)	Legal settlements and awards	(84.5)	12.5	(13.4)
(d)	In-process research and development costs	—	6.0	5.0
(e)	Divestment of Prialt business	—	1.5	—
(f)	Intangible asset impairment charges	—	—	30.6

Total other net (gains)/charges		$(42.2)	$56.3	$67.3

(a) Severance, restructuring and other costs

During 2011, we incurred severance and restructuring charges of $20.4 million, principally relating to the closure of EDT's King of Prussia, Pennsylvania site, and charges relating to the reduction in our general and administrative (G&A) and other support activities following the divestment of the EDT business.

During 2010 and 2009, we incurred severance and restructuring charges of $19.6 million and $29.0 million, respectively, principally associated with a realignment and restructuring of our R&D organization within our BioNeurology business, and reduction of related support activities.

(b) Facilities and other asset impairment charges

During 2011, we incurred facilities and other asset impairment charges of $21.9 million, which is comprised of asset impairment charges of $10.0 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the costs associated with the closure of EDT's King of Prussia, Pennsylvania site.

During 2010, we incurred facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of the BioNeurology business.

During 2009, we incurred facilities and other asset impairment charges of $16.1 million, principally comprised of an asset impairment charge of $15.4 million associated with the postponement of our biologics manufacturing activities in the first half of the year. In addition, following the disposal of the AIP business in September 2009, we re-evaluated the longer term biologics manufacturing requirements and the remaining carrying amount of these assets was written off. This impairment charge was recorded as part of the net gain on divestment of business recorded in 2009. For additional information on the net gain on divestment of business, refer to Note 5.

(c) Legal settlement gains and awards

In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by us in relation to the application of NanoCrystal® technology to Abraxane®. We were awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, we entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, we received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount. No continuing royalties will be received by us in respect of Abraxane.

During 2011, we entered into an agreement with Alcon Laboratories, Inc. (Alcon) to settle litigation in relation to the application of EDT's NanoCrystal technology. As part of the settlement agreement with Alcon, we received $6.5 million in full and final settlement.

During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case.

In 2009, the net legal awards and settlement amount of $13.4 million was comprised of a legal award of $18.0 million received from Watson Pharmaceuticals, Inc. (Watson) and a legal settlement amount of $4.6 million in December 2009 relating to nifedipine antitrust litigation. The $18.0 million legal award primarily related to an agreement with Watson to settle litigation with respect to Watson's marketing of a generic version of Naprelan. As part of the settlement, Watson stipulated that EDT's patent at issue is valid and enforceable and that Watson's generic formulations of Naprelan infringed our patent.

Following a settlement in late 2007 with the indirect purchaser class of the nifedipine antitrust litigation, in December 2009, we entered into a separate settlement agreement with the individual direct purchasers, resulting in a dismissal of this second segment of the litigation and the payment of a legal settlement amount of $4.6 million.

(d) In-process research and development costs

In December 2010, we modified our Collaboration Agreement with Transition Therapeutics, Inc. (Transition) and, in connection with this modification, Transition elected to exercise its opt-out right under the original agreement. Under this amendment, we agreed to pay Transition $9.0 million, which is included in IPR&D charges in 2010. The $9.0 million payment was made in January 2011. Under the modified Collaboration Agreement, Transition will be eligible to receive a further $11.0 million payment from us upon the commencement of the next ELND005 clinical trial, and will no longer be eligible to receive a $25.0 million milestone payment that would have been due upon the commencement of a Phase 3 trial for ELND005 under the terms of the original agreement.

As a consequence of Transition's decision to exercise its opt-out right, it will no longer fund the development or commercialization of ELND005 and has relinquished its 30% ownership of ELND005 to us. Consistent with the terms of the original agreement, following its opt-out decision, Transition will be entitled to receive milestone payments of up to $93.0 million (in addition to the $11.0 million described above), along with tiered royalty payments on net sales of ELND005 ranging in percentage from a high single digit to the mid teens, depending on future level of sales.

IPR&D charges in 2010 also include a credit of $3.0 million associated with the termination of the License Agreement with PharmatrophiX Inc. (PharmatrophiX). We recorded a $5.0 million IPR&D charge in 2009 upon entering into this agreement with PharmatrophiX.

(e) Divestment of Prialt business

We divested our Prialt assets and rights to Azur Pharma International Limited (Azur) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. Total consideration comprises cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million, which is expected to be received during 2012. We are also entitled to receive additional performance-related milestones and royalties.

(f) Intangible asset impairment charges

During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.

Settlement Reserve Charge	12 Months Ended
Dec. 31, 2011
Settlement Reserve Charge [Abstract]
Settlement Reserve Charge

7.    Settlement Reserve Charge

In December 2010, we finalized the agreement-in-principle with the U.S. Attorney's Office for the District of Massachusetts to resolve all aspects of the U.S. Department of Justice's investigation of sales and marketing practices for Zonegran® (zonisamide), an antiepileptic prescription medicine that we divested in 2004. During 2010, we recorded a $206.3 million reserve charge for the settlement, interest and related costs and the settlement was paid in March 2011.

This resolution of the Zonegran investigation could give rise to other investigations or litigation by state government entities or private parties.

Net Interest Expense	12 Months Ended
Dec. 31, 2011
Net Interest Expense [Abstract]
Net Interest Expense

8.    Net Interest Expense

Net interest expense for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Interest expense:
2016 Notes issued October 2009	$52.3	$54.5	$13.5
2013 Fixed Rate Notes	31.8	40.9	41.3
2011 Floating Rate Notes	—	9.4	15.0
2016 Notes issued August 2010	16.7	6.5	—
2013 Floating Rate Notes	0.4	5.2	7.7
2011 Fixed Rate Notes	—	—	52.9
Amortization of deferred financing costs	5.3	5.4	5.5
Foreign exchange (gain)/loss	(1.0)	(3.1)	2.4
Other	1.3	0.2	0.9

Interest expense	$106.8	$119.0	$139.2

Interest income:
Cash and cash equivalents interest	$(0.7)	$(1.2)	$(1.1)
Investment interest	(0.2)	—	(0.2)

Interest income	$(0.9)	$(1.2)	$(1.3)

Net interest expense	$105.9	$117.8	$137.9

For additional information on our debt, refer to Note 22.

Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Equity Method Investments

9.    Equity Method Investments

The carrying amount of equity method investments at December 31 of each year consisted of the following (in millions):

	Janssen AI	Proteostasis	Alkermes plc	Total
January 1, 2010	$235.0	$—	$—	$235.0
Net loss on equity method investments	(26.0)	—	—	(26.0)

December 31, 2010	209.0	—	—	209.0
Addition	—	20.0	528.6	548.6
Net loss on equity method investments	(78.4)	(2.7)	(0.7)	(81.8)

December 31, 2011	$130.6	$17.3	$527.9	$675.8

Janssen AI

In September 2009, Janssen AI, a newly formed subsidiary of Johnson & Johnson, acquired substantially all of the assets and rights related to our AIP collaboration with Wyeth (which has been acquired by Pfizer). Johnson & Johnson also committed to fund up to $500.0 million towards the further development and commercialization of the AIP to the extent the funding is required by the collaboration. In the event that either an AIP product reaches market and Janssen AI is in a positive operating cash flow position, or the AIP is terminated before the initial $500.0 million funding commitment has been drawn down, Johnson & Johnson is not required to contribute the full $500.0 million. Any required additional expenditures in respect of Janssen AI's obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. Based on current spend levels, we anticipate that we will be called upon to provide funding to Janssen AI commencing in the second quarter of 2012. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced.

In consideration for the transfer of these assets and rights, we received a 49.9% equity interest in Janssen AI. In general, Elan is entitled to a 49.9% share of all net profits generated by Janssen AI beginning from the date Janssen AI becomes net profitable and certain royalty payments upon the commercialization of products under the AIP collaboration.

As of December 31, 2011, the carrying value of our Janssen AI equity method investment of $130.6 million (2010: $209.0 million) is approximately $185 million (2010: $120 million) below our share of Janssen AI's reported book value of its net assets. This difference relates to the lower estimated value of Janssen AI's AIP assets when the equity method investment was initially recorded, and the asset created by the Johnson & Johnson $500.0 million contingent funding commitment. In relation to the AIP assets, in the event that an AIP product reaches market, our proportionate share of Janssen AI's reported results will be adjusted over the estimated remaining useful lives of those assets to recognize the difference in the carrying values. In relation to the Johnson & Johnson contingent funding commitment asset, the differences in the carrying values is being amortized to the Consolidated Statement of Operations on a pro rata basis; based on the actual amount of Janssen AI losses that are solely funded by Johnson & Johnson in each period as compared to the total $500 million, which is the total amount we estimate will be solely funded by Johnson & Johnson.

During 2011, we recorded amortization expense of $50.9 million (2010: $26.0 million; 2009: $Nil) related to the basis differences between the cost of our equity method investment and the amount of our underlying equity in Janssen AI's reported net assets.

Under the equity method, investors are required to recognize their share of the earnings or losses of an investee in the periods for which they are reported in the financial statements of the investee as this is normally considered an appropriate means of recognizing increases or decreases in the economic resources underlying the investments. However, Johnson & Johnson has committed to wholly fund up to an initial $500.0 million of development and commercialization expenses incurred by Janssen AI so the recognition by Elan of a share of Janssen AI losses that are solely funded by Johnson & Johnson's $500.0 million commitment would result in an inappropriate decrease in Elan's share of the economic resources underlying the investment in Janssen AI. Accordingly, until the $500.0 million funding commitment is fully utilized, we have applied the HLBV method to determine how an increase or decrease in net assets of Janssen AI affects Elan's interest in the net assets of Janssen AI on a period by period basis. Under the HLBV method, an investor determines its share of the earnings or losses of an investee by determining the difference between its claim on the investee's book value at the end and beginning of the period. After adjusting for the basis differences described above, Elan's claim on Janssen AI's book value as of December 31, 2011 was $117.3 million (2010: $117.3 million).

The net loss on the Janssen AI equity method investment for the year ended December 31, 2011 of $78.4 million (2010: $26.0 million; 2009: $Nil) was comprised of amortization expense of $50.9 million (2010: $26.0 million; $2009: $Nil) related to the basis differences described above and $27.5 million (2010: $Nil; 2009: $Nil) to correct an immaterial error from prior periods relating to our accounting for our equity method investment in Janssen AI.

As of December 31, 2011, the remaining unspent amount of the initial $500.0 million funding commitment was $57.6 million (2010: $272.0 million).

Summarized balance sheet amounts of Janssen AI are presented below at December 31 of each year (in millions):

	2011	2010
Current assets	$12.9	$14.3
Non-current assets	$688.6	$688.7
Current liabilities	$60.2	$34.5
Non-current liabilities	$8.9	$9.0

Summarized income statement amounts of Janssen AI is presented below for the years to December 31, 2011 and 2010 and for the period from September 17, 2009 (the date we acquired the equity interest in Janssen AI) to December 31, 2009 (in millions):

	2011	2010	2009
R&D expenses for the year/period	$185.3	$141.2	$36.0
Net loss for the year/period	$216.3	$173.6	$47.0

Alkermes plc

In connection with the divestment of our EDT business on September 16, 2011, we received 31.9 million ordinary shares of Alkermes plc, which represented approximately 25% of the equity of Alkermes plc at the close of the transaction. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at a carrying amount of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction. The carrying amount is approximately $300 million higher than our share of the book value of the net assets of Alkermes plc. Based on our preliminary assessment of the fair value of the net assets of Alkermes plc on the date of the transaction, this difference principally relates to identifiable intangible assets and goodwill attributable to the Alkermes, Inc. business prior to its acquisition of EDT. We recognize our share of the earnings or losses of Alkermes plc on a one-quarter time lag as Alkermes plc's financial information is generally not publicly available when we report our quarterly and annual results.

For the year ended December 31, 2011, we recorded a net loss on the equity method investment of $0.7 million on a one- quarter time lag basis, representing our share of the net losses of Alkermes plc from the date of acquisition of the equity interest on September 16, 2011 through September 30, 2011.

Summarized financial information of Alkermes plc (as reported by Alkermes plc) as of September 30, 2011 is presented below (in millions).

2011
Current assets	$355.7
Non-current assets	$1,148.4
Current liabilities	$0.9
Non-current liabilities	$504.1

For additional information on the EDT transaction with Alkermes, Inc. refer to Note 5.

Proteostasis

In May 2011, we entered into a strategic business relationship with Proteostasis to advance Proteostasis' platform for the discovery and development of disease-modifying, small molecule drugs and diagnostics for the treatment of neurodegenerative disorders such as Parkinson's disease, Huntington's disease, MS, amyotrophic lateral sclerosis, and a broad array of dementia-related diseases including Alzheimer's.

Under terms of the agreement, we invested $20.0 million into equity capital of Proteostasis and became a 24% shareholder. We have the opportunity to invest an additional $30 million in collaboration funding over five years and obtained a right of first negotiation to exclusively license potential compounds. Elan CEO, Kelly Martin, has joined the Board of Directors of Proteostasis and Elan Chief Scientific Officer, Dale Schenk, has joined its Scientific Advisory Board.

Our $20.0 million equity interest in Proteostasis has been recorded as an equity method investment on the Consolidated Balance Sheet. The net loss recorded on the equity method investment in 2011 was $2.7 million, representing our share of the net losses of Proteostasis from the date of acquisition of the equity interest on May 20, 2011 through December 31, 2011.

Net Charge On Debt Retirement	12 Months Ended
Dec. 31, 2011
Net Charge On Debt Retirement [Abstract]
Net Charge On Debt Retirement

10.    Net Charge on Debt Retirement

2011

In 2011, following the divestment of EDT, we redeemed the outstanding aggregate principal amount of the 8.875% Senior Fixed Rate Notes due 2013 (the 2013 Fixed Rate Notes) of $449.5 million and the outstanding aggregate principal amount of the Senior Floating Rate Notes Due 2013 (the 2013 Floating Rate Notes) of $10.5 million. We also redeemed $152.9 million of the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued October 2009 (the 2016 Notes issued October 2009) and $47.6 million of the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued August 2010 (the 2016 Notes issued August 2010). Refer to Note 22 for additional information on the 2011 debt redemptions.

We recorded a net charge on debt retirement of $47.0 million in 2011 in connection with the redemption of this debt. This was comprised of early redemption premiums of $33.4 million, the write-off of unamortized deferred financing costs and original issue discounts of $10.2 million and transaction costs of $3.4 million.

2010

During 2010, we redeemed the $300.0 million in aggregate principal amount of the Senior Floating Rate Notes due November 15, 2011 (2011 Floating Rate Notes). We also redeemed $15.5 million of the outstanding aggregate principal amount of the 2013 Fixed Rate Notes and $139.5 million of the outstanding aggregate principal amount of the 2013 Floating Rate Notes. Refer to Note 22 for additional information on the 2010 debt redemptions.

We recorded a net charge on debt retirement of $3.0 million in 2010 in connection with the redemption of this debt, relating to the write-off of unamortized deferred financing costs associated with these notes.

2009

During 2009, we redeemed the full $850.0 million in aggregate principal amount of the 7.75% Senior Fixed Rate Notes due November 15, 2011 (2011 Fixed Rate Notes). We recorded a net charge on debt retirement of the 2011 Fixed Rate Notes of $24.4 million, comprised of an early redemption premium of $16.4 million, a write-off of unamortized deferred financing costs of $6.7 million and transaction costs of $1.3 million.

For additional information related to our debt, please refer to Note 22.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

11.    Income Taxes

Provision for income taxes for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Irish corporation tax — current	$—	$0.5	$0.3
Irish corporation tax — deferred	(0.1)	0.3	1.0
Foreign taxes — current	(3.4)	1.5	9.3
Foreign taxes — deferred	51.1	(0.2)	35.8

Provision for income taxes	$47.6	$2.1	$46.4

Tax expense reported in shareholders' equity related to equity awards	—	2.4	3.6

Current tax, including Irish corporation tax and foreign taxes, is provided on our taxable profits, using the tax rates and laws that have been enacted by the balance sheet date. In each of the three years ended December 31, 2011, 2010 and 2009, substantially all of our income in Ireland was not subject to tax due to the availability of tax losses or other tax reliefs.

The overall tax provision for 2011 was $47.6 million (2010: $4.5 million; 2009: $50.0 million). There has been no amounts (2010: $2.4 million expense; 2009: $3.6 million expense) debited to shareholders' equity to reflect net shortfalls related to equity awards. The entire $47.6 million provision (2010: $2.1 million; 2009: $46.4 million) is allocated to ordinary activities.

The total tax expense of $47.6 million for 2011 reflects federal and state taxes at standard rates in the jurisdictions in which we operate, foreign withholding tax and includes a deferred tax expense of $51.0 million for 2011 (2010: $0.1 million; 2009: $36.8 million).

Of the $51.0 million deferred tax expense, $40.0 million arises due to the application of new state tax income attribution rules. Following the introduction of these new rules, we no longer expect to benefit from certain state tax loss and credit carry forwards and have reduced our state DTAs by this amount. The tax benefits had been recognized in 2008 when it was considered more likely than not that the Company would be able to utilize these tax benefits. This is a non-cash deferred tax charge and we expect that both our future cash taxes and our future effective tax rates will be lower as a result of the application of the new rules, which became effective for tax years commencing on or after January 1, 2011.

The effective tax rate differs from the Irish tax rate of 12.5% as follows:

	2011	2010	2009
Irish standard tax rate	12.5%	12.5%	12.5%
Taxes at the Irish standard rate	$76.0	$(40.3)	$(16.2)
Irish income at rates other than Irish standard rate	(50.2)	(0.6)	0.5
Foreign income at rates other than the Irish standard rate	(29.4)	(68.0)	2.1
Deferred tax impact of new state tax rules	40.0	—	—
Adjustments to non U.S. valuation allowance	2.6	47.7	72.1
Zonegran settlement(1)	—	59.2	—
Permanent differences	7.7	3.4	(6.6)
R&D tax credit	(0.4)	(2.3)	(3.0)
Other	1.3	3.0	(2.5)

Income tax expense	$47.6	$2.1	$46.4

(1)

In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

The Irish income rate differential reconciling item of $50.2 million for the year ended December 31, 2011, primarily relates to an Irish capital gains tax participation exemption following the sale of EDT.

The foreign rate differential reconciling item of $29.4 million for the year ended December 31, 2011, was comprised of a $33.2 million tax reduction related to the Bermudian income, partially offset by an increase in tax of $2.4 million related to U.S. income and an increase of $1.4 million related to ROW income.

The foreign rate differential reconciling item of $68.0 million for the year ended December 31, 2010, was comprised of a $46.4 million tax reduction related to the Zonegran settlement charge of $206.3 million, and a $33.5 million tax reduction related to Bermudian income, partially offset by an increase in tax of $11.9 million related to U.S. income.

The foreign rate differential reconciling item of $2.1 million for the year ended December 31, 2009 was comprised of an increase in tax of $34.2 million related to U.S. income and $2.9 million related to ROW income, partially offset by a $35.0 million tax reduction related to Bermudian income.

Distribution of income/(loss) before provision for income taxes by geographical area for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Ireland	$327.6	$(405.9)	$(519.7)
Foreign	280.5	83.3	389.9

Income/(loss) before provision for income taxes	$608.1	$(322.6)	$(129.8)

Deferred Tax

The full potential amounts of deferred tax at December 31 of each year consisted of the following deferred tax assets and liabilities (in millions):

	2011	2010
Deferred tax liabilities:

Property, plant and equipment	$(0.3)	$(4.4)

Total deferred tax liabilities	$(0.3)	$(4.4)

Deferred tax assets:
Net operating losses	$327.5	$420.5
Deferred interest	236.4	215.4
Intangibles/capitalized items	8.2	13.4
Tax credits	84.8	84.1
Reserves/provisions	41.1	56.8
Property, plant and equipment	6.8	3.8
Share-based compensation expense	30.8	34.7
Other	16.4	4.8

Total deferred tax assets	$752.0	$833.5

Valuation allowance	$(606.6)	$(633.0)

Net deferred tax asset	$145.1	$196.1

The valuation allowance recorded against the DTAs as of December 31, 2011, was $606.6 million. The net change in the valuation allowance for 2011 was a reduction of $26.4 million (2010: $46.7 million increase; 2009: $97.5 million increase). The reduction in the valuation allowance includes the disposal of approximately $60 million of EDT DTAs following the sale of EDT to Alkermes. A full valuation allowance was previously recorded against these DTAs.

We have adjusted the above DTAs in relation to net operating losses to exclude stock option deductions. In 2011, we did not record any adjustment to shareholders' equity (2010: $2.4 million reduction; 2009: $3.6 million reduction) to reflect tax shortfalls or windfalls related to equity awards.

The gross amounts of unused tax loss carryforwards with their expiration dates after adjusting for uncertain tax positions are as follows (in millions):

	At December 31, 2011
	Ireland	U.S. State	U.S. Federal	Rest of World	Total
One year	$—	$2.3	$—	$8.6	$10.9
Two years	—	—	—	5.5	5.5
Three years	—	—	—	—	—
Four years	—	41.0	—	—	41.0
Five years	—	83.3	—	—	83.3
More than five years	2,477.0	74.8	494.6	0.7	3,047.1

Total	$2,477.0	$201.4	$494.6	$14.8	$3,187.8

At December 31, 2011, certain of our Irish subsidiaries had net operating loss carryovers for income tax purposes of $2,477.0 million. These can be carried forward indefinitely but are limited to the same trade/trades.

At December 31, 2011, certain U.S. subsidiaries had net operating loss carryovers for federal income tax purposes of approximately $494.6 million and for state income tax purposes of approximately $201.4 million. These net operating losses include stock option deductions. The federal net operating losses expire from 2018 to 2031. Due to changes in state tax attribution rules, we have increased the valuation allowance against certain state tax loss carryovers to $4.1 million. The state net operating losses expire from 2012 to 2031. In addition, at December 31, 2011, certain U.S. subsidiaries had federal research and orphan drug credit carryovers of $52.3 million and alternative minimum tax (AMT) credits of $6.0 million. $38.2 million of research credits will expire from 2018 through 2030 and $14.1 million of orphan drug credits (against which a $4.4 million valuation allowance has been established) will expire from 2013 through 2020. The AMT credits will not expire. Certain U.S. subsidiaries also had state credit carryovers of $45.9 million, mostly research credits, which can be carried to subsequent tax years indefinitely. Due to changes to state tax attribution rules the U.S. subsidiaries will be unlikely to benefit from its state research credit carryovers. Accordingly we have established a full valuation allowance against the state research credit carryovers of $45.9 million. We may have had "changes in ownership" as described in the U.S. Internal Revenue Code (IRC) Section 382 in 2011. Consequently, utilization of federal and state net operating losses and credits may be subject to certain annual limitations. We do not expect the effects from potential IRC Section 382 limitations will have a significant impact on the utilization of net operating losses.

The remaining loss carryovers of $14.8 million have arisen in The Netherlands and are subject to time limits and other local rules. No taxes have been provided for the unremitted earnings of our overseas subsidiaries as any tax basis differences relating to investments in these overseas subsidiaries are considered to be permanent in duration. Cumulative unremitted earnings of overseas subsidiaries totaled approximately $2,973.9 million at December 31, 2011 (2010: $2,708.9 million). Unremitted earnings may be liable to overseas taxes or Irish taxation if they were to be distributed as dividends. It is impracticable to determine at this time the potential amount of additional tax due upon remittance of such earnings.

At December 31, 2011 approximately $553.2 million of net operating losses are derived from equity awards ($472.0 million of federal losses and $81.2 million of state losses) and we may record a credit of up to $165.7 million to shareholder's equity to the extent that these losses are utilized in the future.

Our gross unrecognized tax benefits at December 31, 2011, were $61.5 million (2010: $73.4 million; 2009: $71.3 million), of which $48.4 million (2010: $72.2 million; 2009: $60.4 million), if recognized, would affect the tax charge and as such would impact the effective tax rate. We report accrued interest and penalties related to unrecognized tax benefits in income tax expense. During 2011, there was a $0.1 million decrease in the interest related to unrecognized tax benefits and in total, as of December 31, 2011, we have recorded a liability for potential penalties and interest of $0.5 million and $1.7 million, respectively.

We do not expect our unrecognized tax benefits to change significantly over the next 12 months.

Activity related to our unrecognized tax benefits for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Balance at January 1	$73.4	$71.3	$68.9
Tax positions related to current year:
Additions	3.3	3.2	3.0
Tax positions related to prior years:
Additions	—	—	2.7
Reduction	(13.1)	(1.0)	(0.8)
Settlements	(2.1)	—	(1.2)
Expiration of statutes of limitations	—	(0.1)	(1.3)

Balance at December 31	$61.5	$73.4	$71.3

The Internal Revenue Service completed an examination of our U.S. income tax returns for 2006 to 2009 in the fourth quarter of 2011. This examination resulted in a $15.2 million reduction in our unrecognized tax benefits.

Our major taxing jurisdictions include Ireland and the United States (federal and state). These jurisdictions have varying statutes of limitations. In the United States, the 2007 through 2011 tax years generally remain subject to examination by the respective tax authorities. Additionally, because of our U.S. loss carryforwards, years from 1995 through 2006 may be adjusted. These years generally remain open for three to four years after the loss carryforwards have been utilized. In Ireland, the tax years 2007 to 2011 remain subject to examination by the Irish tax authorities.

Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2011
Net Income/(Loss) Per Share [Abstract]
Net Income/(Loss) Per Share

12.    Net Income/(Loss) Per Share

Basic income/(loss) per share is computed by dividing the net income/(loss) for the period available to ordinary shareholders by the sum of the weighted-average number of Ordinary Shares outstanding during the period. Diluted net income/(loss) per share is computed by dividing the net income/(loss) for the period by the weighted-average number of Ordinary Shares outstanding and, when dilutive, adjusted for the effect of all dilutive potential Ordinary Shares, including stock options and RSUs.

Basic and diluted net income/(loss) per share for the years ended December 31 is as follows:

	2011	2010	2009
Net income/(loss) (in millions)	$560.5	$(324.7)	$(176.2)

Basic weighted-average number of Ordinary Shares outstanding (in millions)	587.6	584.9	506.8
Basic net income/(loss) per Ordinary Share	$0.95	$(0.56)	$(0.35)

Diluted weighted-average number of Ordinary Shares outstanding (in millions)	593.5	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$0.94	$(0.56)	$(0.35)

As of December 31, 2011, there were stock options and RSUs outstanding of 23.4 million shares (2010: 22.9 million shares; 2009: 21.3 million shares), which could potentially have a dilutive impact in the future, but which were anti-dilutive in 2011, 2010 and 2009.

Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash [Abstract]
Restricted Cash

13.    Restricted Cash

We had total restricted cash (current and non-current) of $16.3 million at December 31, 2011 (2010: $223.1 million), which relates to amounts pledged to secure certain letters of credit. As of December 31, 2010, $203.7 million of the total restricted cash balance related to an amount placed in an escrow account to cover the proposed Zonegran settlement amount. The Zonegran settlement was paid in March 2011. For additional information on the Zonegran settlement, refer to Note 7.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

14.    Accounts Receivable, Net

Accounts receivable at December 31 of each year consisted of the following (in millions):

	2011	2010
Accounts receivable	$167.7	$192.0
Less amounts provided for doubtful accounts	—	(0.4)

Accounts receivable, net	$167.7	$191.6

The decrease in the accounts receivable balance is principally due to the divestment of the EDT business. For additional information, refer to Note 5.

Allowance for doubtful accounts activity at December 31 of each year consisted of the following (in millions):

	2011	2010
Allowance for doubtful accounts:
Balance at 1 January	$(0.4)	$(0.4)
Income statement charge	—	(0.4)
Reversal of prior year allowance	0.4	—
Amounts utilized	—	0.4

Balance at 31 December	$—	$(0.4)

The following customer or collaborator accounts for more than 10% of our accounts receivable at December 31, 2011 and/or 2010:

	2011	2010
AmerisourceBergen Corp.	65%	44%
Biogen Idec	35%	25%

No other customer and collaborator accounted for more than 10% of our accounts receivable balance at either December 31, 2011 or 2010.

As of December 31, 2011, trade receivables of $Nil (2010: $0.6 million) were past due but not impaired. The ageing analysis of these trade receivables at December 31 of each year consisted of the following (in millions):

	2011	2010
Up to 3 months	$—	$0.6

At December 31, 2011, trade receivables of $Nil (2010: $0.4 million) were impaired and provided for.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

15.    Investment Securities

Current investment securities

Current investment securities at December 31 of each year consisted of the following (in millions):

	2011	2010
Equity securities — current, at cost	$0.3	$0.4
Unrealized gains on equity securities	0.1	1.7
Unrealized losses on equity securities	(0.1)	(0.1)

Total investment securities — current	$0.3	$2.0

Equity securities — current

Marketable equity securities primarily consists of investments in emerging pharmaceutical and biotechnology companies. The fair market value of these securities was $0.3 million at December 31, 2011 (2010: $2.0 million).

Non-current investment securities

Non-current investment securities at December 31 of each year consisted of the following (in millions):

	2011	2010
Equity securities — non-current, at cost less impairments	$9.8	$9.2
Debt securities — non-current, at cost less impairments	—	0.3
Unrealized (losses)/gains on debt securities	—	(0.1)

Total investment securities — non-current	$9.8	$9.4

Equity securities — non-current

Non-current equity securities are comprised of investments held in privately held biotech companies recorded at cost, less impairments.

Debt securities — non-current

During 2011, we disposed of our non-current debt securities. At December 31, 2010, the non-current debt securities balance consisted of an investment in auction rate securities (ARS), which had a fair market value of $0.2 million, including an unrealized loss of $0.1 million.

Net Investment Gains (in millions)

	2011	2010	2009
Net gains on sale of current investment securities	$(0.1)	$(4.9)	$(1.2)
Derivative fair value gains	—	(1.2)	(0.3)
Net gains on sale of non-current investment securities	(2.3)	(7.9)	—

Net investment gains on investment securities	(2.4)	(14.0)	(1.5)
Other	(0.2)	1.2	0.9

Net investment gains	$(2.6)	$(12.8)	$(0.6)

The framework used for measuring the fair value of our investment securities is described in Note 27.

Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

16.    Inventory

Product inventories at December 31 of each year consisted of the following (in millions):

	2011	2010
Raw materials	$—	$10.0
Work-in-process	—	6.0
Finished goods	23.8	23.0

Total inventory	$23.8	$39.0

The decrease in the inventory balance is principally due to the divestment of the EDT business.

Prepaid And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid And Other Current Assets [Abstract]
Prepaid And Other Current Assets

17.    Prepaid and Other Current Assets

Prepaid and other current assets at December 31 of each year consisted of the following (in millions):

	2011	2010
Deferred consideration	$11.4	$—
Prepayments	10.8	11.6
Other current assets	3.5	3.8

Total prepaid and other current assets	$25.7	$15.4

The deferred consideration balance relates to the present value of deferred non-contingent consideration receivable from Azur in respect of the divestment of the Prialt assets and rights in May 2010. The deferred non-contingent consideration receivable balance has been reclassified from other non-current assets as we expect to receive this consideration during 2012. For additional information on this transaction, refer to Note 6.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

18.    Property, Plant and Equipment

	Land & Buildings	Plant & Equipment	Total

	(In millions)
Cost:
At January 1, 2010	$353.0	$304.5	$657.5
Additions	24.3	16.5	40.8
Disposals	(1.4)	(1.1)	(2.5)

At December 31, 2010	$375.9	$319.9	$695.8

Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Accumulated depreciation and impairment:
At January 1, 2010	$(143.1)	$(221.6)	$(364.7)
Charged in year	(13.4)	(21.5)	(34.9)
Impairment	(10.7)	(0.3)	(11.0)
Disposals	—	2.3	2.3

At December 31, 2010	$(167.2)	$(241.1)	$(408.3)

Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	(21.7)	(41.2)	(62.9)

Net book value: December 31, 2011	$60.5	$22.7	$83.2

Net book value: December 31, 2010	$208.7	$78.8	$287.5

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. In connection with this transaction, we disposed of land and buildings with a net book value of $150.7 million and plant and equipment with a net book value of $51.3 million related to EDT. For additional information on this transaction, refer to Note 5.

During 2011, we recorded an asset impairment charge of $10.0 million within other net charges in the Consolidated Statement of Operations relating to a consolidation of facilities in South San Francisco and the closure of EDT's King of Prussia, Pennsylvania site. In 2010, the asset impairment charge of $11.0 million related to the consolidation of facilities in South San Francisco.

The net book value of assets acquired under capital leases at December 31, 2011 amounted to $Nil (2010: $1.5 million). Depreciation expense for these assets for the year ended December 31, 2011 amounted to $0.3 million (2010: $1.4 million; 2009: $2.1 million).

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

19.    Goodwill and Other Intangible Assets

	Goodwill	Other Intangible Assets	Total
	(In millions)
Cost:
At January 1, 2010	$257.7	$783.6	$1,041.3
Additions	—	3.4	3.4
Disposals	(0.6)	(361.0)	(361.6)

At December 31, 2010	$257.1	$426.0	$683.1

Additions	—	2.6	2.6
Disposals	(49.7)	(173.0)	(222.7)
Impairment	—	(0.3)	(0.3)

At December 31, 2011	$207.4	$255.3	$462.7

Accumulated amortization:
At January 1, 2010	$—	$(623.9)	$(623.9)
Charged in year	—	(28.4)	(28.4)
Disposals	—	346.6	346.6
Impairment	—	(0.9)	(0.9)

At December 31, 2010	$—	$(306.6)	$(306.6)

Charged in year	—	(15.9)	(15.9)
Disposals	—	169.7	169.7

At December 31, 2011	—	(152.8)	(152.8)

Net book value: December 31, 2011	$207.4	$102.5	$309.9

Net book value: December 31, 2010	$257.1	$119.4	$376.5

Other intangible assets consist primarily of patents, licenses, intellectual property and computer software as follows (in millions):

	2011	2010
Tysabri	$96.9	$109.5
Other intangible assets	5.6	9.9

Total other intangible assets	$102.5	$119.4

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. As part of this transaction, we disposed of patents, licenses, intellectual property and other intangible assets related to EDT with a net book value of $3.3 million. We also disposed of goodwill of $49.7 million which was allocated to the EDT business. For additional information on this transaction, refer to Note 5. In 2011, we also recorded an impairment charge of $0.3 million (2010: $0.9 million) in respect of computer software which will no longer be utilized.

We divested our Prialt assets and rights to Azur in May 2010. As part of the Prialt divestment, we disposed of patents, licenses and intellectual property with a net book value of $14.3 million (comprised of cost of $88.2 million net of accumulated amortization of $73.9 million). We also disposed of $0.6 million of goodwill which was allocated to the Prialt business. For additional information relating to the net loss on Prialt divestment, please refer to Note 6. Other disposals during 2010 include the write-off of the fully amortized Maxipime and Azactam intangible assets as we ceased distribution of both products in 2010 (comprised of cost of $258.4 million net of accumulated amortization of $258.4 million).

The weighted-average remaining useful life for other intangible assets at December 31, 2011 was 7.6 years (2010: 8.4 years).

Amortization expense for the year ended December 31, 2011 amounted to $15.9 million (2010: $28.4 million; 2009: $40.5 million) and is recorded as cost of sales, selling, general and administrative (SG&A) expenses and R&D expenses in the Consolidated Statements of Operations, as it relates to the respective functions.

As of December 31, 2011, our expected future amortization expense of currently held other intangible assets is as follows (in millions):

Year ending December 31, 2012	$14.7
2013	14.3
2014	13.5
2015	12.6
2016	12.1
2017 and thereafter	35.3

Total	$102.5

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

20.    Other Assets

Non-current other assets at December 31 of each year consisted of the following (in millions):

	2011	2010
Deferred financing costs	$11.1	$21.3
Deferred consideration	—	10.2
Other	13.4	13.9

Total other assets	$24.5	$45.4

Accrued And Other Current Liabilities, And Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Accrued And Other Current Liabilities, And Other Long-Term Liabilities

21.    Accrued and Other Current Liabilities, and Other Long-Term Liabilities

Accrued and other current liabilities at December 31 of each year consisted of the following (in millions):

	2011	2010
Accrued royalties payable	$73.3	$63.3
Payroll and related taxes	32.5	40.9
Accrued rebates	31.7	22.6
Sales and marketing accruals	23.4	22.0
Clinical trial accruals	15.2	13.8
Accrued interest	11.4	18.3
Restructuring accruals	9.7	12.9
Deferred rent	1.9	3.5
Litigation accruals	0.7	207.0
Deferred revenue	0.3	1.0
Transition Collaboration Agreement modification payment	—	9.0
Other accruals	29.8	28.2

Total accrued and other current liabilities	$229.9	$442.5

The litigation accruals balance at December 31, 2010 included a $206.3 million settlement reserve relating to Zonegran. For further information on the Zonegran settlement, please refer to Notes 7 and 30. For further information on the Transition Therapeutics payment, please refer to Note 6.

Other long-term liabilities at December 31 of each year consisted of the following (in millions):

	2011	2010
Deferred rent	$17.0	$18.8
Unfunded pension liability	12.2	19.9
Accrued income tax payable	6.2	11.1
Deferred revenue	0.4	0.7
Other	24.9	20.6

Total other long-term liabilities	$60.7	$71.1

The unfunded pension liability at December 31, 2011 and 2010 relates to two defined benefit pension plans. For additional information, refer to Note 25.

Severance, restructuring and other charges accrual

The following table provides a rollforward of the severance, restructuring and other charges accrual (in millions):

Balance at December 31, 2008	$10.9
Restructuring and other charges	30.3
Reversal of prior year accrual	(0.6)
Cash payments	(34.8)
Non-cash charges	(1.7)

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

22.    Long-Term Debt

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

Long-term debt at December 31, 2010 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2013 Fixed Rate Notes	December 2013	449.5	—	449.5
2013 Floating Rate Notes	December 2013	10.5	—	10.5
2016 Notes issued October 2009	October 2016	625.0	(7.0)	618.0
2016 Notes issued August 2010	October 2016	200.0	(7.6)	192.4

Total debt		$1,285.0	$(14.6)	$1,270.4

2016 Notes issued October 2009

In October 2009, we completed the offering and sale of $625.0 million in aggregate principal amount of the 2016 Notes issued October 2009, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued October 2009 bear interest at an annual rate of 8.75%. On September 16, 2011, we issued an offer (the Asset Sale Offer) to purchase up to $721.2 million in aggregate principal amount of the Senior Notes consisting of the 2013 Fixed Rate Notes, the 2013 Floating Rate Notes, the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the aggregate principal amount thereof, plus accrued and unpaid interest to the date of payment. The Asset Sale Offer expired on October 14, 2011 and holders of $0.5 million of the 2016 Notes issued October 2009 tendered their notes. On October 20, 2011, we repurchased $152.4 million in aggregate principal amount of the 2016 Notes issued October 2009 in a separate private transaction.

At any time prior to October 15, 2012, we may redeem the outstanding 2016 Notes issued October 2009, in whole, but not in part, at a price equal to 100% of their principal amount, plus a make-whole premium and accrued but unpaid interest. We may redeem the 2016 Notes issued October 2009, in whole or in part, beginning on October 15, 2012 at an initial redemption price of 108.75% of their principal amount, which decreases to par over time, plus accrued and unpaid interest. In addition, at any time prior to October 15, 2012, we may redeem up to 35% of the 2016 Notes issued October 2009, using the proceeds of certain equity offerings at a redemption price of 108.75% of the principal, plus accrued and unpaid interest. Interest is paid in cash semi-annually. For additional information, refer to Note 33.

The outstanding $472.1 million principal amount of the 2016 Notes issued October 2009 at December 31, 2011 (2010: $625.0 million) is recorded net of the unamortized original issue discount of $4.5 million (2010: $7.0 million).

2016 Notes issued August 2010

In August 2010, we completed the offering and sale of $200.0 million in aggregate principal amount of the 2016 Notes issued August 2010, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued August 2010 bear interest at an annual rate of 8.75%. On October 20, 2011, we repurchased $47.6 million in aggregate principal amount of the 2016 Notes issued August 2010 in a private transaction.

At any time prior to October 15, 2012, we may redeem the outstanding 2016 Notes issued August 2010, in whole, but not in part, at a price equal to 100% of their principal amount, plus a make-whole premium and accrued but unpaid interest. We may redeem the outstanding 2016 Notes issued August 2010, in whole or in part, beginning on October 15, 2012 at an initial redemption price of 108.75% of their principal amount, which decreases to par over time, plus accrued and unpaid interest. In addition, at any time prior to October 15, 2012, we may redeem up to 35% of the 2016 Notes issued August 2010, using the proceeds of certain equity offerings at a redemption price of 108.75% of the principal, plus accrued and unpaid interest. Interest is paid in cash semi-annually. For additional information, refer to Note 33.

The outstanding $152.4 million principal amount of the 2016 Notes issued August 2010 at December 31, 2011 (2010: $200.0 million) is recorded net of the unamortized original issue discount of $5.0 million (2010: $7.6 million).

2013 Fixed Rate Notes

In November 2006, we completed the offering and sale of $465.0 million in aggregate principal amount of the 2013 Fixed Rate Notes, issued by Elan Finance plc. Elan Corporation, plc and certain of our subsidiaries have guaranteed the 2013 Fixed Rate Notes. The 2013 Fixed Rate Notes bear interest at an annual rate of 8.875%. Under the terms of our debt covenants, we were required to apply some of the proceeds received from the September 17, 2009 transaction with Johnson & Johnson to make a pro-rata offer to repurchase a portion of our debt at par. Accordingly, on August 30, 2010, we issued an offer to purchase up to $186.0 million in aggregate principal amount of 2013 Floating Rate Notes and the 2013 Fixed Rate Notes in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the principal amount thereof, plus accrued and unpaid interest to the date of payment. The offer closed on September 30, 2010 and we received tenders in respect of $15.5 million in principal amount of the 2013 Fixed Rate Notes.

Under the Asset Sale Offer discussed above, holders of $4.0 million in aggregate principal amount of the 2013 Fixed Rate Notes tendered their notes on October 14, 2011. On September 16, 2011, we also announced a cash tender offer (the Tender Offer) for the outstanding $449.5 million in aggregate principal amount of the 2013 Fixed Rate Notes. The total consideration for the Tender Offer was $1,032.39 per $1,000 principal amount of the 2013 Fixed Rate Notes, plus accrued and unpaid interest to the date of payment. The Tender Offer expired on October 14, 2011 and holders of $443.7 million in aggregate principal amount of the 2013 Fixed Rate Notes tendered their notes. On December 1, 2011, we repurchased the remaining $1.8 million in aggregate principal amount of the 2013 Fixed Rate Notes.

2013 Floating Rate Notes

In November 2006, we also completed the offering and sale of $150.0 million in aggregate principal amount of the 2013 Floating Rate Notes, also issued by Elan Finance plc. The 2013 Floating Rate Notes bear interest at an annual rate, adjusted quarterly, equal to the three-month London Interbank Offer Rate (LIBOR) plus 4.125%. Elan Corporation, plc and certain of our subsidiaries have guaranteed the 2013 Floating Rate Notes. As described above, we issued an offer to purchase up to $186.0 million in aggregate principal amount of 2013 Floating Rate Notes and the 2013 Fixed Rate Notes in accordance with the terms of the indenture governing these notes. The offer closed on September 30, 2010 and we received tenders in respect of $139.5 million in principal amount of the 2013 Floating Rate Notes. As described above, on September 16, 2011 we also issued an Asset Sale Offer to purchase up to $721.2 million in aggregate principal amount of the Senior Notes consisting of the 2013 Fixed Rate Notes, the 2013 Floating Rate Notes, the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010 in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the aggregate principal amount thereof, plus accrued and unpaid interest to the date of payment. The Asset Sale Offer expired on October 14, 2011 and holders of $7.3 million in aggregate principal amount of the 2013 Floating Rate Notes tendered their notes. On September 16, 2011, we also announced the election to redeem all of the 2013 Floating Rate Notes not purchased in the Asset Sale Offer. Pursuant to this redemption, $3.2 million in aggregate principal amount of the 2013 Floating Rate Notes were redeemed at a redemption price of 100% of the aggregate principal amount thereof, plus accrued but unpaid interest thereon to the date of payment.

Covenants

The agreements governing some of our outstanding long-term indebtedness contain various restrictive covenants that limit our financial and operating flexibility. The covenants do not require us to maintain or adhere to any specific financial ratios, however, they do restrict within certain limits our ability to, among other things:

•	Incur additional debt;

•	Create liens;

•	Enter into certain transactions with related parties;

•	Enter into certain types of investment transactions;

•	Engage in certain asset sales or sale and leaseback transactions;

•	Pay dividends or buy back our Ordinary Shares; and

•	Consolidate, merge with, or sell substantially all our assets to another entity.

The breach of any of these covenants may result in a default under the applicable agreement, which could result in the indebtedness under the agreement becoming immediately due and payable and may result in a default under our other indebtedness subject to cross acceleration provisions.

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital

23.    Share Capital

Share capital at December 31 of each year consisted of the following:

	No. of Ordinary Shares
Authorized Share Capital	2011	2010
Ordinary Shares (par value €0.05)	810,000,000	810,000,000
Executive Shares (par value €1.25) (the Executive Shares)	1,000	1,000
"B" Executive Shares (par value €0.05) (the "B" Executive Shares)	25,000	25,000

	At December 31, 2011		At December 31, 2010
Issued and Fully Paid Share Capital	Number	$000s	Number	$000s
Ordinary Shares	589,346,275	36,158	585,201,576	35,850
Executive Shares	1,000	2	1,000	2
"B" Executive Shares	21,375	2	21,375	2

The holders of Executive Shares do not have the right to receive notice of, attend or vote at any of our meetings, or the right to be paid a dividend out of our profits, except for such dividends as the directors may from time to time determine.

The holders of "B" Executive Shares have the same voting rights as the holders of Ordinary Shares. The holders of "B" Executive Shares do not have the right to be paid a dividend out of our profits except for such dividends as the directors may from time to time determine.

Accumulated Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income/(Loss) [Abstract]
Accumulated Other Comprehensive Income/(Loss)

24.    Accumulated Other Comprehensive Income/(Loss)

Accumulated OCI net of $Nil taxes at December 31 of each year consisted of the following (in millions):

	2011	2010
Net unrealized gains on investment securities	$—	$1.5
Currency translation adjustments	(0.1)	(11.2)
Unamortized net actuarial loss on pension plans	(37.0)	(32.8)
Unamortized prior service cost on pension plans	(0.3)	(0.6)

Accumulated other comprehensive loss	$(37.4)	$(43.1)

In connection with the EDT transaction, we released $11.2 million of the currency translation reserve relating to non-U.S. dollar functional currency companies that were part of the EDT business. For additional information on the divestment of the EDT business, refer to Note 5.

Pension And Other Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension And Other Employee Benefit Plans [Abstract]
Pension And Other Employee Benefit Plans

25.    Pension and Other Employee Benefit Plans

Pension

We fund the pensions of certain employees based in Ireland through two defined benefit plans. These plans were closed to new entrants from March 31, 2009, and a defined contribution plan was established for employees in Ireland hired after this date.

In general, on retirement, eligible employees in the staff scheme are entitled to a pension calculated at 1/60th (1/52nd for the executive scheme) of their final salary for each year of service, subject to a maximum of 40 years. These plans are managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a qualified professional actuary. The investments of the plans at December 31, 2011 consisted of units held in independently administered funds.

The change in projected benefit obligation at December 31 of each year consisted of the following (in millions):

	2011	2010
Projected benefit obligation at January 1	$97.3	$87.5
Service cost	3.4	3.2
Interest cost	4.6	4.2
Plan participants' contributions	1.5	1.7
Actuarial loss	6.7	7.8
Benefits paid and other disbursements	(1.6)	(1.3)
Curtailment gain	(8.8)	—
Foreign currency exchange rate changes	(3.4)	(5.8)

Projected benefit obligation at December 31	$99.7	$97.3

The changes in plan assets at December 31 of each year consisted of the following (in millions):

	2011	2010
Fair value of plan assets at beginning of year	$77.4	$71.3
Actual (loss)/gain on plan assets	(2.7)	7.4
Employer contribution	16.2	3.0
Plan participants' contributions	1.5	1.7
Benefits paid and other disbursements	(1.6)	(1.4)
Foreign currency exchange rate changes	(3.3)	(4.6)

Fair value of plan assets at end of year	$87.5	$77.4

Unfunded status at end of year	$(12.2)	$(19.9)
Unamortized net actuarial loss in accumulated OCI	37.0	32.8
Unamortized prior service cost in accumulated OCI	0.3	0.6

Net amount recognized	$25.1	$13.5

Amounts recognized in the Consolidated Balance Sheet at December 31 of each year consisted of the following (in millions):

	2011	2010
Unfunded status — non-current liability	$(12.2)	$(19.9)
Accumulated OCI	37.3	33.4

Net amount recognized	$25.1	$13.5

Net periodic pension cost for the years ended December 31 of each year consisted of the following (in millions):

	2011	2010	2009
Service cost	$3.4	$3.2	$3.1
Interest cost	4.6	4.2	3.7
Expected return on plan assets	(5.0)	(4.9)	(3.5)
Amortization of net actuarial loss	1.4	1.2	1.3
Amortization of prior service cost	0.2	—	0.1

Net periodic pension cost	$4.6	$3.7	$4.7

The divestment of the EDT business on September 16, 2011 resulted in the cessation of the pension accrual for the EDT active members of the plans. This resulted in a reduction in the actuarial present value of the projected benefit obligation and a resultant curtailment gain as the link to future pensionable salary increases was broken for these active members. The curtailment gain of $8.8 million has been recorded against the unamortized net actuarial loss in OCI.

The weighted-average assumptions used to determine net periodic pension cost and benefit obligation at December 31 of each year were:

	2011	2010
Discount rate	4.3%	4.7%
Expected return on plan assets	5.5%	6.2%
Rate of compensation increase	3.4%	3.5%

The discount rate of 4.3% at December 31, 2011, was determined by reference to yields on high-quality fixed-income investments, having regard to the duration of the plans' liabilities. The average duration of both defined benefit plans is greater than 20 years. Since no significant market exists for high-quality fixed income investments in Ireland and, following the crisis in the credit markets, the number of AA-rated corporate bonds with long durations is limited, the assumed discount rate of 4.3% per annum at December 31, 2011, was determined based on a yield curve derived by reference to government bonds with an added corporate bond spread derived from the Merrill Lynch 10+ AA corporate bond index.

In Ireland, post-retirement mortality rates are calculated using 62% of the mortality rates of the PNML00 mortality tables for males and 70% of the mortality rates of the PNFL00 mortality tables for females. To make an allowance for expected future increases in average life expectancy, plan benefit obligations for each plan member are increased by 0.39% per annum to retirement age. This approach to post-retirement mortality is used in the standard transfer value basis set out in Actuarial Standard of Practice ASP Pen-2, issued by the Society of Actuaries in Ireland.

The average life expectancy in years of a current pensioner retiring at the age of 65:

	2011	2010
Females	23.4	23.3
Males	21.7	21.6

The average life expectancy in years of a pensioner retiring at the age of 65 in 10 years:

	2011	2010
Females	24.4	24.3
Males	22.6	22.5

The average life expectancy in years of a pensioner retiring at the age of 65 in 20 years:

	2011	2010
Females	25.3	25.2
Males	23.5	23.4

At December 31, 2011, the impact of certain changes in the principal assumptions on the projected benefit obligation, service cost and net periodic pension cost is as follows (in millions):

	Increase/(decrease) in Projected Benefit Obligation	Increase/(decrease) in Service Cost	Increase/(decrease) in Net Periodic Pension Cost
Increase of 0.25% in discount rate	$(6.8)	$(0.1)	$(0.6)
Decrease of 0.25% in discount rate	7.4	0.1	0.6
Increase of 0.25% in salary and inflation rates	7.0	0.1	0.9
Decrease of 0.25% in salary and inflation rates	(6.5)	(0.1)	(0.9)
Increase of one year in life expectancy	2.8	—	0.4
Decrease of one year in life expectancy	(2.8)	—	(0.4)
Increase of 0.25% in pension increase assumption	2.7	—	0.3
Decrease of 0.25% in pension increase assumption	(2.5)	—	(0.3)

The weighted-average asset allocations at December 31 of each year by asset category consisted of the following:

	2011	2010
Equities	47.1%	60.2%
Bonds	18.5%	20.7%
Property	0.7%	0.9%
Cash	13.3%	0.0%
Absolute return fund	20.4%	18.2%

Total	100.0%	100.0%

The investment mix of the pension plans' assets is biased towards equities, with a diversified domestic and international portfolio of shares listed and traded on recognized exchanges.

The long-term asset allocation ranges of the trusts are as follows:

Equities	60%-80%
Bonds	10%-40%
Property	0%-10%
Other	0%-10%

A portion of the assets are allocated to low-risk investments, which are expected to move in a manner consistent with that of the liabilities. The balances of the assets are allocated to performance-seeking investments designed to provide returns in excess of the growth in liabilities over the long term. The key risks relating to the plan assets are as follows:

•

Interest rate risk — the risk that changes in interest rates result in a change in value of the liabilities not reflected in the changes in the asset values. This risk is managed by allocating a portion of the trusts' assets to assets that are expected to behave in a manner similar to the liabilities.

•

Inflation risk — the risk that the inflation-linked liabilities of salary growth and pension increases increase at a faster rate than the assets held. This risk is managed by allocating a portion of the plans' to investments with returns that are expected to exceed inflation.

•

Market risk — the risk that the return from assets is not sufficient to meet liabilities. This risk is managed by monitoring the performance of the assets and requesting regular valuations of the liabilities. A professionally qualified actuary performs regular valuations of the plans and the progress of the assets is examined against the plans' funding target. Further, the assets of the plans are invested in a range of asset classes in order to limit exposure to any particular asset class or security.

•

Manager risk — the risk that the chosen manager does not meet its investment objectives, or deviates from its intended risk profile. This risk is managed by regularly monitoring the managers responsible for the investment of the assets relative to the agreed objectives and risk profile.

•

Cash flow risk — the risk that the cash flow needs of the plan requires a disinvestment of assets at an inopportune time. As part of the asset allocation strategy, the proportion of assets held by the plans in liability matching assets will explicitly consider the cash flows expected to arise in the near term.

As of December 31, 2011, the expected long-term rate of return on assets of 5.5% (2010: 6.2%) was calculated based on the assumptions of the following returns for each asset class:

	2011	2010
Equities	7.0%	7.3%
Property	6.0%	6.3%
Bonds	3.5%	3.8%
Cash	2.0%	2.1%
Absolute return fund	6.0%	5.5%

As of December 31, 2011, the assumed return on equities has been derived as the assumed return on bonds plus an assumed equity risk premium of 3.5% (2010: 3.5%).

As of December 31, 2011, the expected return on property has been chosen by allowing for a property risk premium of 2.5% (2010: 2.5%) above the expected return on bonds.

The expected government bond returns are set equal to the yield on the government bonds of appropriate duration as at the date of measurement.

The investment in an absolute return fund aims to provide an absolute return with a lower volatility than the target returns.

The following table sets forth the fair value of our pension plan assets, as of December 31, 2011 (in millions):

	Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Equities	$41.2	$—	$—	$41.2
Bonds	16.2	—	—	16.2
Property	—	—	0.6	0.6
Cash	11.6	—	—	11.6
Absolute return fund	17.9	—	—	17.9

Total	$86.9	$—	$0.6	$87.5

The following table sets forth a summary of the changes in the fair value of our Level 3 pension plan assets, which were measured at fair value on a recurring basis for the year ended December 31, 2011 (in millions).

Total
Beginning balance at January 1, 2011	$0.7
Unrealized loss on property assets	(0.1)

Ending balance at December 31, 2011	$0.6

All properties in the fund are valued by independent valuers in accordance with the Royal Institute of Chartered Surveyors Valuation Standards by forecasting the returns of the market at regular intervals. These forecasts have regard to the output from a proprietary quantitative model, the inputs to which include gross national product growth, interest rates and inflation.

The total accumulated benefit obligation for the defined benefit pension plans was $95.0 million at December 31, 2011 (2010: $82.2 million).

At December 31, 2011, the total estimated future benefit payments to be paid in respect of the plans for the period of 2012-2016 is approximately $1.6 million per annum. The total estimated future benefit payments to be paid in the period of 2017-2021 is approximately $4.1 million per annum. We expect to contribute approximately $2.7 million to our defined benefit plans in 2012.

The expected benefits to be paid are based on the same assumptions used to measure our benefit obligation at December 31, 2011, including the expected future employee service.

As of December 31, 2011, we expect to recognize $1.6 million of the unamortized net actuarial loss that is included in accumulated OCI at December 31, 2011, during 2012.

Defined Contribution Retirement Plans

We operate a number of defined contribution retirement plans. The costs of these plans are charged to the Consolidated Statement of Operations in the period they are incurred. For 2011, total expense related to the defined contribution plans was $3.6 million (2010: $4.5 million; 2009: $5.0 million).

Employee Savings and Retirement Plan 401(k)

We maintain a 401(k) retirement savings plan for our employees based in the United States. Participants in the 401(k) plan may contribute up to 80% of their annual compensation (prior to January 1, 2010, participants could contribute up to 100% of their annual compensation), limited by the maximum amount allowed by the IRC. We match 3% of each participating employee's annual compensation on a quarterly basis and may contribute additional discretionary matching up to another 3% of the employee's annual qualified compensation. Our matching contributions vest immediately. For 2011, we recorded $3.2 million (2010: $4.0 million; 2009: $4.7 million) of expense in connection with the matching contributions under the 401(k) plan.

Irish Defined Contribution Plan

We operate a defined contribution plan for employees based in Ireland who joined the Company on or after April 1, 2009. Under the plan, we contribute up to 15% of each participating employee's annual eligible income on a monthly basis. For 2011, we recorded $0.4 million (2010: $0.5 million; 2009: $0.1 million) of expense in connection with the matching contributions under the Irish defined contribution plans.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

26.    Share-based Compensation

We grant equity awards from the Long Term Incentive Plan (2006 LTIP), which provides for the issuance of stock options, RSUs and other equity awards. Our equity award program is a long-term retention program that is intended to attract, retain and motivate employees, directors and consultants of Elan and our affiliates, and to align the interests of these parties with those of shareholders.

We consider our equity award program critical to our operation and productivity. Equity awards are settled through the issuance of new shares.

In May 2008, our shareholders approved an amendment to the 2006 LTIP that provided for an additional 18,000,000 shares to be made available for issuance under the 2006 LTIP. As of December 31, 2011, there were 6,082,810 shares available for issuance under the 2006 LTIP (2010: 11,662,210 shares).

Stock Options

Stock options are granted at the price equal to the market value at the date of grant and will expire on a date not later than 10 years after their grant. Options generally vest between one and four years from the grant date.

Options outstanding at December 31 of each year consisted of the following (in thousands):

	2011	2010
1996 Plan	3,663	4,231
1998 Plan	123	472
1999 Plan	3,364	4,073
2006 LTIP	12,301	9,432

Total	19,451	18,208

The total employee and non-employee stock options outstanding, vested and expected to vest, and exercisable are summarized as follows:

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2009	18,227	$15.57
Exercised	(163)	2.54
Granted	2,422	6.74
Forfeited	(440)	9.28
Expired	(1,838)	30.71

Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55	5.7	$87.2

Vested and expected to vest at December 31, 2011	18,821	$10.66	5.6	$83.2

Exercisable at December 31, 2011	13,891	$11.51	4.4	$53.7

(1)	Weighted-average exercise price

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of our stock. The total intrinsic value of options exercised in 2011 was $2.9 million (2010: $0.7 million; 2009: $1.6 million). The total fair value expensed over the vesting terms of options that vested in 2011 was $21.6 million (2010: $13.4 million; 2009: $20.0 million).

At December 31, 2011, the range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$1.93-$10.00	11,907	6.4	$6.65	6,791	4.6	$6.17
$10.01-$25.00	6,094	4.4	14.47	5,845	4.2	14.59
$25.01-$35.80	1,450	5.1	26.12	1,255	4.9	26.10

$1.93-$35.80	19,451	5.7	$10.55	13,891	4.4	$11.51

Equity-settled share-based payments made to employees have been recognized in the financial statements based on the fair value of the awards measured at the date of grant. We use the graded-vesting attribution method for recognizing share-based compensation expense over the requisite service period for each separately vesting tranche of award as though the awards were, in substance, multiple awards.

Equity-settled share-based payments made to non-employees have been recognized in the financial statements based on the fair value of the awards on the vest date; which is the date at which the commitment for performance by the non-employees to earn the awards is reached and also the date at which the non-employees' performance is complete.

The fair value of stock options is calculated using a binomial option-pricing model and the fair value of options issued under our EEPP is calculated using the Black-Scholes option-pricing model, taking into account the relevant terms and conditions. The binomial option-pricing model is used to estimate the fair value of our stock options because it better reflects the possibility of exercise before the end of the options' life. The binomial option-pricing model also integrates possible variations in model inputs, such as risk-free interest rates and other inputs, which may change over the life of the options. Options issued under our EEPP have relatively short contractual lives, or must be exercised within a short period of time after the vesting date, and the input factors identified above do not apply. Therefore, the Black-Scholes option-pricing model produces a fair value that is substantially the same as a more complex binomial option-pricing model for our EEPP. The amount recognized as an expense is adjusted each period to reflect actual and estimated future levels of vesting.

We use the implied volatility for traded options on our stock with remaining maturities of at least one year to determine the expected volatility assumption required in the binomial model. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of our stock option awards. The dividend yield assumption is based on the history and expectation of dividend payouts.

As share-based compensation expense recognized in the Consolidated Statement of Operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on historical experience and our estimate of future turnover.

The estimated weighted-average grant date fair values of the individual options granted during the years ended December 31, 2011, 2010 and 2009 were $3.53, $3.73 and $5.27, respectively. The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.56%	2.04%	1.55%
Expected volatility	52.4%	65.4%	92.0%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Restricted Stock Units

RSUs generally vest between one and three years from the grant date, and shares are issued to RSU holders as soon as practicable following vesting. The fair value of services received in return for the RSUs is measured by reference to the fair value of the underlying shares at grant date, for directors and employees, and as services are rendered for non-employees. The total fair value expensed over the vesting terms of RSUs that vested in 2011 was $28.8 million (2010: $10.8 million; 2009: $15.6 million).

The non-vested RSUs are summarized as follows:

	No. of RSUs	Weighted-Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2009	3,020	$14.06
Granted	2,957	6.87
Vested	(781)	17.81
Forfeited	(554)	9.65

Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63

Employee Equity Purchase Plan

We operate an EEPP for eligible employees based in the United States and, from January 1, 2012 for eligible employees based in Ireland. The EEPP for U.S. based employees is a qualified plan under Sections 421 and 423 of the IRC. The EEPP allows eligible employees to purchase shares at 85% of the lower of the fair market value at the beginning of the offering period or the fair market value on the last trading day of the offering period. Purchases are limited to $25,000 (fair market value) per calendar year; 2,000 shares per six-month offering period (changed from 1,000 shares per three-month offering period, beginning January 1, 2010); and, for U.S. based employees, subject to certain IRC restrictions.

In total, 3,000,000 shares have been made available for issuance under the EEPP. In 2011, 237,631 shares (2010: 470,412 shares; 2009: 528,411 shares) were issued under the EEPP. As of December 31, 2011, 143,761 shares (2010: 381,392 shares) were available for future issuance under the EEPP.

The weighted-average fair value of options granted under the EEPP during the 12 months ended December 31, 2011 was $2.30 (2010: $1.84; 2009: $2.07). The estimated fair values of these options were charged to expense over the respective six-month offering periods. The estimated fair values of options granted under the EEPP in the years ended December 31, were calculated using the following inputs into the Black-Scholes option-pricing model:

	2011	2010	2009
Weighted-average share price	$8.00	$5.61	$6.57
Weighted-average exercise price	$6.80	$4.77	$5.58
Expected volatility(1)	49.7%	63.9%	84.6%
Expected life	6 months	6 months	3 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.16%	0.21%	0.15%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Share-based Compensation Expense

As part of the transaction on September 17, 2009, under which Janssen AI acquired substantially all of our assets and rights related to the AIP and we received a 49.9% equity interest in Janssen AI, a number of Elan employees transferred employment to Janssen AI. The outstanding equity awards held by the transferred employees as of September 17, 2009, were modified such that the transfer would not trigger the termination provisions of the awards. The impact of the modification for all applicable outstanding awards amounted to a net credit of $1.2 million, which was included in the net gain on the divestment of business in the 2009 Consolidated Statement of Operations. The net credit was primarily due to the change in status of the award holders from employees to non-employees and the resulting change in measurement date.

In addition, as part of the transaction described above, we continue to grant annual equity and equity-based compensation awards under the 2006 LTIP (and any successor or replacement or additional plan) to each transferred employee. Beginning in 2010, these awards are granted at the same time as such awards are granted to Elan employees; on terms and conditions, including vesting, that are no less favorable than those granted to similarly situated Elan employees; and with a grant date fair value that is equal to similarly situated Elan employees who received the same performance rating from Elan as the transferred employees received from Janssen AI. The total amount of expense in 2011 relating to equity-settled share-based awards held by former Elan employees that transferred to Janssen AI was $2.4 million (2010: $0.4 million; 2009: less than $0.1 million). This expense has been recognized in the R&D expense line item in the Consolidated Statement of Operations.

The total net expense of $35.3 million relating to equity-settled share-based compensation has been recognized in the following line items in the Consolidated Statement of Operations at December 31 of each year (in millions):

	2011	2010	2009
Cost of sales	$1.1	$1.6	$2.2
Selling, general and administrative expenses	16.6	17.4	17.0
Research and development expenses	14.9	11.5	11.8
Other net charges	1.1	1.0	1.7
Net gain/(loss) on divestment of business	1.6	—	(1.2)

Total	$35.3	$31.5	$31.5

Share-based compensation arose under the following awards at December 31 of each year (in millions):

	2011	2010	2009
Stock options	$14.0	$13.4	$16.8
RSUs	20.7	17.2	13.6
EEPP	0.6	0.9	1.1

Total	$35.3	$31.5	$31.5

The total equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures, is $13.3 million at December 31, 2011. This expense is expected to be recognized over a weighted-average of 1.2 years.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

27.    Fair Value Measurements

Assets Measured at Fair Value on a Recurring Basis

As of December 31, 2011, we did not hold any financial liabilities that are recognized at fair value in the financial statements on a recurring or non-recurring basis. The following tables set forth the fair value of our financial assets measured at fair value on a recurring basis, as of December 31, of each year (in millions):

2011	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash and cash equivalents— current	2.6	—	—	2.6
Restricted cash and cash equivalents— non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

2010	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$422.5	$—	$—	$422.5
Restricted cash — current	208.2	—	—	208.2
Restricted cash — non-current	14.9	—	—	14.9
Available-for-sale equity securities — current	2.0	—	—	2.0
Available-for-sale debt securities — non-current	—	—	0.2	0.2

Total	$647.6	$—	$0.2	$647.8

As of December 31, 2011, the fair value of our Level 1 assets was $288.3 million (2010: $647.6 million), primarily consisting of bank deposits, holdings in U.S. Treasuries funds, restricted cash, and marketable equity securities in emerging pharmaceutical and biotechnology companies. Included in this amount were net unrealized gains of $Nil (2010: $1.6 million) related to marketable equity securities.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial assets, which were measured at fair value on a recurring basis, as of December 31, of each year (in millions).

2011	Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

2010	Auction Rate Securities	Warrants	Total
Beginning balance at January 1, 2010	$0.4	$0.4	$0.8
Realized gains included in net investment gains	—	1.2	1.2
Unrealized losses included in other comprehensive income	(0.2)	—	(0.2)
Redemptions	—	(1.6)	(1.6)

Ending balance at December 31, 2010	$0.2	$—	$0.2

As of December 31, 2011, we held $Nil (2010: $0.2 million) investments, which were measured using unobservable (Level 3) inputs. At December 31, 2010, our investments, which were measured using unobservable (Level 3) inputs, consisted entirely of investments in ARS.

We disposed of the ARS during 2011. Prior to disposal, ARS were valued by a third-party valuation firm, which primarily used a discounted cash flow model (expected cash flows of the ARS were discounted using a yield that incorporates compensation for illiquidity) in combination with a market comparables method, where the ARS were valued based on indications (from the secondary market) of what discounts buyers demand when purchasing similar collateral debt obligations. The secondary market indications were given less weight in this approach due to the lack of data on trades in securities that are substantially similar to the ARS.

Assets Measured at Fair Value on a Non-recurring Basis

We measure certain assets, including equity investments in privately held companies, at fair value on a nonrecurring basis. These assets are recognized at fair value when they are deemed to be other-than-temporarily impaired. We did not recognize any impairment charges relating to these assets during 2011 (2010: $Nil).

Debt Instruments

Principal amounts and fair values (based on unadjusted quoted prices) of our debt instruments at December 31 consisted of the following (in millions):

	2011		2010
	Principal Amount	Fair Value	Principal Amount	Fair Value
2016 Notes issued October 2009	$472.1	$503.4	$625.0	$624.2
2016 Notes issued August 2010	152.4	161.7	200.0	193.4
2013 Fixed Rate Notes	—	—	449.5	458.5
2013 Floating Rate Notes	—	—	10.5	10.5

Total debt instruments	$624.5	$665.1	$1,285.0	$1,286.6

Refer to Note 22 for a reconciliation of the aggregate principal amount of the debt to the carrying amount.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

28.    Leases

Operating Leases

We lease certain of our facilities under non-cancelable operating lease agreements that expire at various dates through 2025. The major components of our operating leases that were in effect at December 31, 2011 are as described below.

In August 1998, we entered into an agreement for the lease of four buildings located in South San Francisco, California. These buildings are utilized for R&D, administration and other corporate functions. The leases expire between December 2012 and December 2014. Thereafter, we have an option to renew for two additional five-year periods.

In June 2007, we entered into a lease agreement for a building in South San Francisco, California. The lease term for this building commenced in March 2009, and the building is utilized for R&D, sales and administrative functions. The lease term is 15 years, with an option to renew for one additional five-year period.

In December 2007, we entered into a lease agreement for a building in South San Francisco, California. The lease term commenced in January 2010, and the building is utilized for R&D, sales and administrative functions. The lease term is 15 years, with an option to renew for one additional five-year period.

In September 2004, we entered into a lease agreement for our corporate headquarters located in the Treasury Building, Dublin, Ireland. This lease expires in July 2014, with an option to renew for two additional 10-year periods. In April 2008, we entered into another lease agreement for additional space at the Treasury Building. This lease expires in July 2014, with an option to renew for two additional 10-year periods.

We closed the New York office in March 2009. The lease period expires in February 2015. The future rental commitments relating to this lease are included in the table below.

In September 2009, we entered into sub-leasing agreements with Janssen AI for laboratory and office space in South San Francisco which was no longer being utilized by our R&D, sales and administrative functions. In May 2010, we amended one of the agreements with Janssen AI, and added additional space in South San Francisco. One of the agreements expired in December 2011, with the remaining agreements due to expire between December 2012 and November 2014.

In January 2010, we entered into a subleasing agreement with Janssen AI for office space at the Treasury Building, Dublin, Ireland. The lease period will expire in June 2014.

In March 2010, we entered into a lease agreement for another building in South San Francisco, California with a commencement date in November 2010. The building is being utilized by our Neotope R&D function. The lease term is 10 years.

In December 2011, we closed the facility located in King of Prussia, Pennsylvania. The two leases expire between April 2019 and May 2020. The future rental commitments relating to the leases are included in the table below. Approximately 25,000 square feet of this space was sublet in February 2012.

In addition, we also have various operating leases for equipment and vehicles, with lease terms that range from three to five years.

We recorded expense under operating leases of $23.8 million in 2011 (2010: $27.9 million; 2009: $23.8 million). We recorded income under our operating subleasing agreement of $2.8 million in 2011 (2010: $2.3 million; 2009: $0.6 million).

As of December 31, 2011, our future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows (in millions):

Due in:
2012	$32.4
2013	21.6
2014	20.8
2015	14.5
2016	14.8
2017 and thereafter	112.6

Total	$216.7	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

Capital Leases

There were no capital leases in place at December 31, 2011. In 2010, the net book value of assets acquired under capital leases was $1.5 million, which included $71.8 million of accumulated depreciation. The depreciation expense related to assets under capital leases for 2011, 2010 and 2009 was $0.3 million, $1.4 million and $2.1 million, respectively.

In prior years, we disposed of plant and equipment and subsequently leased them back and also entered into an arrangement with a third-party bank, the substance of which allows us a legal right to require a net settlement of our obligations under the leases. The cash and borrowings relating to the previous sale and leaseback transactions were offset in the 2010 Consolidated Financial Statements in the amount of $31.2 million. These arrangements were terminated during 2011. We incurred a charge of $0.1 million in the termination of the leases.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

29.    Commitments and Contingencies

As of December 31, 2011, the directors had authorized capital commitments for the purchase of property, plant and equipment of $3.0 million (2010: $8.0 million).

At December 31, 2011, we had commitments to invest $2.6 million (2010: $3.4 million) in healthcare managed funds.

For information on lease commitments, refer to Note 28. For litigation and administrative proceedings related to contingencies, refer to Note 30. For information on commitments in relation to our collaboration arrangements, where applicable, refer to Note 32.

Litigation	12 Months Ended
Dec. 31, 2011
Litigation [Abstract]
Litigation

30.    Litigation

We are involved in legal and administrative proceedings that could have a material adverse effect on us.

Zonegran matter

In January 2006, we received a subpoena from the U.S. Department of Justice and the Department of Health and Human Services, Office of Inspector General, asking for documents and materials primarily related to our marketing practices for Zonegran, an antiepileptic prescription medicine that we divested to Eisai Inc. in April 2004.

In December 2010, we finalized our agreement with the U.S. Attorney's Office for the District of Massachusetts to resolve all aspects of the U.S. Department of Justice's investigation of sales and marketing practices for Zonegran. In addition, we pleaded guilty to a misdemeanor violation of the Federal Food, Drug, and Cosmetic (FD&C) Act and entered into a Corporate Integrity Agreement with the Office of Inspector General of the Department of Health and Human Services to promote our compliance with the requirements of U.S. federal healthcare programs and the Food and Drug Administration (FDA). If we materially fail to comply with the requirements of U.S. federal healthcare programs or the FDA, or otherwise materially breach the terms of the Corporate Integrity Agreement, such as by a material breach of the compliance program or reporting obligations of the Corporate Integrity Agreement, severe sanctions could be imposed upon us.

In March 2011, we paid $203.5 million pursuant to the terms of a global settlement resolving all U.S. federal and related state Medicaid claims. During 2010, we recorded a $206.3 million charge for the settlement, interest and related costs.

This resolution of the Zonegran investigation could give rise to other investigations or litigation by state government entities or private parties.

Patent matter

In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis (since acquired by Celgene Corporation) had infringed a patent owned by us in relation to the application of NanoCrystal technology (the NanoCrystal technology was transferred to Alkermes in connection with the sale of our EDT business in September 2011) to Abraxane. The judge awarded us $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict). This award and damages associated with the continuing sales of the Abraxane product were subject to interest.

In February 2011, we entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, we received $78.0 million in full and final settlement. No continuing royalties will be received by us in respect of Abraxane.

In May 2011, we entered into an agreement with Alcon to settle litigation also in relation to the application of NanoCrystal technology in connection with Alcon's marketing of particular products. As part of the settlement agreement with Alcon, we received $6.5 million in May 2011 in full and final settlement.

Securities matters

In March 2005, we received a letter from the U.S. Securities and Exchange Commission (SEC) stating that the SEC's Division of Enforcement was conducting an informal inquiry into actions and securities trading relating to Tysabri events. The SEC's inquiry primarily relates to events surrounding the February 28, 2005 announcement of the decision to voluntarily suspend the marketing and clinical dosing of Tysabri. We have provided materials to the SEC in connection with the inquiry but have not received any additional requests for information or interviews relating to the inquiry.

The SEC notified us in January 2009 that the SEC was conducting an informal inquiry primarily relating to the July 31, 2008 announcement concerning the initial two Tysabri-related progressive multifocal leukoencephalopathy (PML) cases that occurred subsequent to the resumption of marketing Tysabri in 2006. We have provided the SEC with materials in connection with the inquiry.

On September 24, 2009, we received a subpoena from the SEC's New York Regional Office requesting records relating to an investigation captioned In the Matter of Elan Corporation, plc. The subpoena requested records and information relating to the July 31, 2008 announcement of the two Tysabri-related PML cases as well as records and information relating to the July 29, 2008 announcement at the International Conference of Alzheimer's Disease concerning the Phase 2 trial data for bapineuzumab. In July 2011, we received a supplemental request for documents from the SEC related to this matter. We have provided the SEC with materials in connection with the investigation.

We and some of our officers and directors were named as defendants in five putative class action lawsuits filed in the U.S. District Court for the Southern District of New York in 2008. The cases were consolidated as In Re: Elan Corporation Securities Litigation. The plaintiffs' Consolidated Amended Complaint was filed on August 17, 2009, and alleged claims under the U.S. federal securities laws and sought damages on behalf of all purchasers of our stock during periods ranging between May 21, 2007 and October 21, 2008. The complaints alleged that we issued false and misleading public statements concerning the safety and efficacy of bapineuzumab. On July 23, 2010, a securities case was filed in the U.S. District Court for the Southern District of New York. This case was accepted by the court as a "related case" to the existing 2008 matter. The 2010 case purported to be filed on behalf of all purchasers of Elan call options during the period from June 17, 2008 to July 29, 2008. On August 10, 2011, the court dismissed the class action lawsuits with prejudice. The "related case" plaintiffs have appealed the dismissal to the U.S. Court of Appeals for the Second Circuit.

We and some of our officers and directors were named as defendants in a securities case filed June 24, 2010 in the U.S. District Court in the Northern District of California. The complaint alleged that during the June/July 2008 timeframe we disseminated materially false and misleading statements/omissions related to Tysabri and bapineuzumab. Plaintiffs alleged that they lost collectively approximately $4.5 million. On October 4, 2011 the court dismissed the lawsuit with prejudice. The plaintiffs have appealed the dismissal to the U.S. Court of Appeals for the Ninth Circuit.

We and some of our officers were named as defendants in a putative class action lawsuit filed in the U.S. District Court for the Southern District of New York on February 23, 2011. The plaintiffs' complaint alleged claims under U.S. federal securities laws and sought damages on behalf of all purchasers of our stock during the period between July 2, 2009 and August 5, 2009. The complaint alleged that we issued false and misleading public statements concerning the Johnson & Johnson Transaction. On November 10, 2011, the court dismissed the lawsuit with prejudice.

Antitrust matters

In 2002 and 2003, 10 actions were filed in the U.S. District Courts (seven in the District of Columbia and three in the Southern District of New York) claiming that we (and others) violated federal and state antitrust laws based on licensing and manufacturing arrangements between Elan, Teva Pharmaceuticals Inc. and Biovail Corporation (Biovail) relating to nifedipine. The complaints sought various forms of remedy, including damages and injunctive relief. The actions were brought by putative classes of direct purchasers, individual direct purchasers, and putative classes of indirect purchasers. On May 29, 2003, the Judicial Panel for Multidistrict Litigation coordinated and consolidated for pre-trial proceedings all pending cases in the U.S. District Court for the District of Columbia. In late 2007, we entered into a settlement agreement with the indirect purchaser class resulting in a dismissal of that segment of the lawsuit. In December 2009, we entered into a separate settlement agreement with the individual "opt-out" direct purchasers and agreed to pay $4.6 million to this opt-out direct purchaser class resulting in a dismissal of the second segment of the litigation. In October 2010, we agreed to pay $12.5 million to settle the third and final piece of this litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case.

Tysabri product liability lawsuits

We and our collaborator Biogen Idec are co-defendants in product liability lawsuits arising out of the occurrence of PML and other serious adverse events, including deaths, which occurred in patients taking Tysabri. We expect additional product liability lawsuits related to Tysabri to be filed. While we intend to vigorously defend these lawsuits, we cannot predict how these cases will be resolved. Adverse results in one or more of these lawsuits could result in substantial monetary judgments against us.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

31.    Related Parties

Janssen AI

Janssen AI, a newly formed subsidiary of Johnson & Johnson, acquired substantially all of the assets and rights related to the AIP with Wyeth (which has been acquired by Pfizer) in September 2009. In consideration for the transfer of these assets and rights, we received a 49.9% equity interest in Janssen AI which has been recorded as an equity method investment on the Consolidated Balance Sheet at December 31, 2011. For additional information relating to the AIP divestment, refer to Note 5. For additional information relating to our equity method investment, refer to Note 9.

Following the divestment of the AIP business to Janssen AI in September 2009, we provided administrative, I.T., and R&D transition services to Janssen AI, and recorded fees of $3.7 million in 2010 and $2.9 million in 2009 related to these transition services. These activities ceased in December 2010, with the exception of I.T. related services. We recorded fees of $0.3 million in 2011 related to I.T. services. We also received sublease rental income of $2.2 million in 2011 (2010: $2.3 million; 2009: $0.6 million) from Janssen AI in respect of agreements for office and laboratory space in South San Francisco and office space in Dublin. The total expense in 2011 relating to equity-settled share based awards held by former Elan employees that transferred to Janssen AI was $2.4 million (2010: $0.4 million; 2009: less than $0.1 million). At December 31, 2011, we had a balance owing to us from Janssen AI of $Nil (2010: $0.2 million).

Alkermes plc

In connection with the divestment of our EDT business on September 16, 2011, we received $500.0 million in cash consideration and 31.9 million ordinary shares of Alkermes plc, which represented approximately 25% of the equity of Alkermes plc at the close of the transaction. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at a carrying amount of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

Following the divestment of the EDT business to Alkermes plc, we provided administrative and I.T. transition services to Alkermes plc, and recorded fees of $1.1 million in 2011 related to these transition services. At December 31, 2011, we had a balance owing to us from Alkermes plc of $1.9 million; which includes an amount of $1.2 million owed to us in respect of the EDT divestment transaction working capital adjustment.

Transactions with Directors

Except as set out below, there are no service contracts in existence between any of the directors and Elan:

Non-Executive Directors' Terms of Appointment

Period	Three-year term which can be extended by mutual consent, contingent on satisfactory performance and re-election at the Annual General Meeting (AGM).
Termination	By the director or the Company at each party's discretion without compensation.
Fees	Board Membership Fees
	Chairman's Fee	$150,000	(1)
	Director's Fee	$55,000	(2)

	Additional Board/Committee Fees
	Lead Independent Director's Fee	$20,000
	Audit Committee Chairman's Fee	$25,000	(3)
	Audit Committee Member's Fee	$15,000
	Other Committee Chairman's Fee	$20,000	(3)
	Other Committee Member's Fee	$12,500
Equity

Non-executive directors are entitled to be considered for an annual equity award, based on the recommendation of the Leadership, Development and Compensation Committee (LDCC) and supported by the advice of the LDCC's compensation consultants. Such equity awards are normally granted in February of each year and are currently made in the form of RSUs. The awards made in February 2012 had the following grant date fair values:

	Chairman	$400,000	(1)
	Other non-executive directors	$200,000	(2)
Expenses	Reimbursement of travel and other expenses reasonably incurred in the performance of their duties.
Time commitment	Five scheduled in-person board meetings, the AGM and relevant committee meetings depending upon board/committee requirements and general corporate activity.

Non-executive board members are also expected to be available for a number of unscheduled board and committee meetings, where applicable, as well as to devote appropriate preparation time ahead of each meeting.

Confidentiality	Information acquired by each director in carrying out their duties is deemed confidential and cannot be publicly released without prior clearance from the chairman of the board.

(1)

The chairman's compensation for 2012 consists of a fee of $150,000 (2011: $250,000) and RSUs with a grant date fair value of $400,000 (2011: $200,000), amounting to a total value of $550,000 in 2012 (2011:$450,000). The chairman does not receive additional compensation for sitting on board committees.

(2)

Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2011, Dr. Ekman, Mr. McGowan and Mr. McLaughlin elected to receive their fee payments in the form of RSUs.

(3)	Inclusive of committee membership fee.

Dr. Ekman

Effective December 31, 2007, Dr. Lars Ekman resigned from his operational role as president of R&D and has continued to serve as a member of the board of directors of Elan.

Under the agreement reached with Dr. Ekman, we agreed by reference to Dr. Ekman's contractual entitlements and in accordance with our severance plan to (a) make a lump-sum payment of $2,500,000; (b) make milestone payments to Dr. Ekman, subject to a maximum amount of $1,000,000, if we achieve certain milestones in respect of our Alzheimer's disease program; (c) accelerate the vesting of, and grant a two-year exercise period, in respect of certain of his equity awards, with a cash payment being made in respect of one grant of RSUs (which did not permit accelerated vesting); and (d) continue to make annual pension payments in the amount of $60,000 per annum, provide the cost of continued health coverage and provide career transition services to Dr. Ekman for a period of up to two years. A total severance charge of $3.6 million was expensed in 2007 for Dr. Ekman, excluding potential future success milestone payments related to our Alzheimer's disease program. To date, none of the milestones has been triggered, and they remain in effect.

Mr. Martin

On January 7, 2003, we and Elan Pharmaceuticals, Inc. (EPI) entered into an agreement with Mr. G. Kelly Martin such that Mr. Martin was appointed president and CEO effective February 3, 2003.

Effective December 7, 2005, we and EPI entered into a new employment agreement with Mr. Martin, under which Mr. Martin continues to serve as our CEO with an initial base annual salary of $798,000. Mr. Martin is eligible to participate in our annual bonus plan, performance-based stock awards and merit award plans. Under the new agreement, Mr. Martin was granted an option to purchase 750,000 Ordinary Shares with an exercise price per share of $12.03, vesting in three equal annual installments (the 2005 Options). Mr. Martin's employment agreement was amended on December 19, 2008 to comply with the requirements of Section 409A of the IRC.

On June 2, 2010, Elan and Mr. Martin agreed to amend his 2005 employment contract from an open-ended agreement to a fixed term agreement. Under this 2010 agreement, Mr. Martin committed to remain in his current roles as CEO and director of the Company through to May 1, 2012. It was agreed that upon the completion of this fixed term Mr. Martin will then serve the board as executive adviser through to January 31, 2013. Under this amendment, Mr. Martin's base salary was increased from $800,000 to $1,000,000 per year effective June 1, 2010 and when Mr. Martin moves to the role of executive adviser, his base salary will be reduced to $750,000 per year, he will not be eligible for a bonus and he will resign from the board.

The agreement, as amended, continues until Mr. Martin resigns, is involuntarily terminated, is terminated for cause or dies, or is disabled. In general, if Mr. Martin's employment is involuntarily terminated (other than for cause, death or disability) or Mr. Martin leaves for good reason, we will pay Mr. Martin a lump sum equal to two (three, in the event of a change in control) times his salary and target bonus and his options will be exercisable until the earlier of (i) January 31, 2015 or (ii) tenth anniversary of the date of grant. In the event of a change in control, his options will be exercisable until the earlier of (i) three years from the date of termination, or January 31, 2015, whichever is later or (ii) the tenth anniversary of the date of grant of the stock option.

In the event of such an involuntary termination (other than as the result of a change in control), Mr. Martin will, for a period of two years (three years in the event of a change in control), or, if earlier, the date Mr. Martin obtains other employment, continue to participate in our health and medical plans and we shall pay Mr. Martin a lump sum of $50,000 to cover other costs and expenses. Mr. Martin will also be entitled to career transition assistance and the use of an office and the services of a full-time secretary for a reasonable period of time not to exceed two years (three years in the event of a change in control).

In addition, if it is determined that any payment or distribution to Mr. Martin would be subject to excise tax under Section 4999 of the IRC, or any interest or penalties are incurred by Mr. Martin with respect to such excise tax, then Mr. Martin shall be entitled to an additional payment in an amount such that after payment by Mr. Martin of all taxes on such additional payment, Mr. Martin retains an amount of such additional payment equal to such excise tax amount.

The agreement also obligates us to indemnify Mr. Martin if he is sued or threatened with suit as the result of serving as our officer or director. We will be obligated to pay Mr. Martin's attorney's fees if he has to bring an action to enforce any of his rights under the employment agreement.

Mr. Martin is eligible to participate in the retirement, medical, disability and life insurance plans applicable to senior executives in accordance with the terms of those plans. He may also receive financial planning and tax support and advice from the provider of his choice at a reasonable and customary annual cost.

No other director has an employment contract extending beyond 12 months or pre-determined compensation on termination which exceeds one year's salary.

Mr. McLaughlin

In 2011 and 2010, Davy, an Irish based stockbroking, wealth management and financial advisory firm, of which Mr. McLaughlin is deputy chairman, provided advisory services to the company. The total invoiced value of these services in 2011 was $0.2 million (2010: $0.3 million). Services rendered in 2011 included work in relation to the EDT divestment.

In November 2011, the Company engaged an adult son of Kyran McLaughlin as a consultant in relation to the Company's investor relations programmes for a six month period. The amount invoiced for these services in 2011 was €11,800. Mr. McLaughlin's son is not an executive officer and does not have a key strategic role within Elan.

Mr. Pilnik

In 2009, prior to his joining the board of directors of Elan, Mr. Pilnik was paid a fee of $15,230 for consultancy services provided to Elan.

Dr. Selkoe

Effective as of July 1, 2009, EPI entered into a consultancy agreement with Dr. Selkoe under which Dr. Selkoe agreed to provide consultant services with respect to the treatment and/or prevention of neurodegenerative and autoimmune diseases. We pay Dr. Selkoe a fee of $12,500 per quarter under this agreement. The agreement is effective for three years unless terminated by either party upon 30 days written notice and supersedes all prior consulting agreements between Dr. Selkoe and Elan. Previously, Dr. Selkoe was a party to a similar consultancy agreement with EPI and Athena. Under the consultancy agreements, Dr. Selkoe received $50,000 in 2011, 2010 and 2009.

Dr. Selkoe serves as a Company-nominated director of Janssen AI, a subsidiary of Johnson & Johnson in which Elan holds a 49.9% equity interest. In December 2010, Dr Selkoe entered into a consulting agreement with Johnson & Johnson Pharmaceutical Research & Development LLC. This agreement was amended in November 2011 to extend it until December 31, 2012. During 2011, Dr. Selkoe received a fee of $1,600 in respect of services provided under this agreement. On February 2, 2012, this consulting agreement was terminated.

Arrangements with Former Directors

Agreements with Mr. Schuler, Mr. Bryson and Crabtree Partners L.L.C.

On September 17, 2010, we entered into agreements with Mr. Schuler and Mr. Bryson whereby we agreed to pay to Mr. Schuler and Mr. Bryson the aggregate amount of $300,000 in settlement of all costs, fees and expenses incurred by them in respect of any and all matters relating to the Irish High Court litigation and the SEC investigation of Mr. Schuler. Under the agreements, Mr. Schuler and Mr. Bryson agreed to resign from the board, and they subsequently resigned on October 29, 2010.

On June 8, 2009, we entered into an agreement with Mr. Schuler, Mr. Bryson and Crabtree Partners L.L.C. (an affiliate of Mr. Schuler and a shareholder of the Company) (collectively "the Crabtree Group"). Pursuant to this Agreement, we agreed to nominate Mr. Schuler and Mr. Bryson for election as directors of the Company at the 2009 AGM. Mr. Schuler and Mr. Bryson irrevocably agreed to resign as directors of the Company effective on the first date on which Mr. Schuler, Mr. Bryson and Crabtree Partners L.L.C. cease to beneficially own, in aggregate, at least 0.5% of the Company's issued share capital. The Agreement also included a standstill provision providing that, until the later of December 31, 2009, amended to January 1, 2012, pursuant to the 2010 agreement, and the date that was three months after the date on which Mr. Schuler and Mr. Bryson cease to be directors of the Company, none of Mr. Schuler, Mr. Bryson, Crabtree Partners L.L.C. or any of their respective affiliates would, among other things, acquire any additional equity interest in the Company if, after giving effect to the acquisition, Mr. Schuler, Mr. Bryson, Crabtree Partners L.L.C. and their affiliates would own more than 3% of the Company's issued share capital. Finally, we agreed to reimburse the Crabtree Group for $500,000 of documented out-of-pocket legal expenses incurred by their outside counsel in connection with the Agreement and the matters referenced in the Agreement.

Dr. Bloom

On July 17, 2009, EPI entered into a consultancy agreement with Dr. Bloom under which Dr. Bloom agreed to provide consultant services to Elan with respect to the treatment and/or prevention of neurodegenerative diseases and to act as an advisor to the science and technology committee. Effective July 17, 2011, this agreement was extended for a further year ("the Amended Agreement") and we pay Dr. Bloom a fee of $12,500 per quarter under the Amended Agreement. This agreement can be terminated by either party upon 30 days written notice. Under the consultancy agreements, Dr. Bloom received $44,674 in 2011 (2010: $58,125, of which $18,152 related to services rendered during 2009).

Mr. Cooke

In connection with the EDT transaction, as described in Note 5, and Mr. Cooke's transfer of employment from the Company to Alkermes plc, the Company and Mr. Cooke agreed on September 16, 2011, that if his employment with Alkermes plc is terminated otherwise than for disciplinary reasons, and the date of expiry of notice of his termination of employment is not later than August 15, 2012, we will make up the shortfall, if any, between the severance amount payable to him by Alkermes plc, and the amount that he would have received under our current Elan severance plan had his employment continued and been terminated by us.

External Appointments and Retention of Fees

Executive directors may accept external appointments as non-executive directors of other companies and retain any related fees paid to them.

Development And Marketing Collaboration Agreements	12 Months Ended
Dec. 31, 2011
Development And Marketing Collaboration Agreements [Abstract]
Development And Marketing Collaboration Agreements

32.    Development and Marketing Collaboration Agreements

Biogen Idec

In August 2000, we entered into a development and marketing collaboration agreement with Biogen Idec, successor to Biogen, Inc., to collaborate in the development and commercialization of Tysabri for MS and Crohn's disease, with Biogen Idec acting as the lead party for MS and Elan acting as the lead party for Crohn's disease.

In November 2004, Tysabri received regulatory approval in the United States for the treatment of relapsing forms of MS. In February 2005, Elan and Biogen Idec voluntarily suspended the commercialization and dosing in clinical trials of Tysabri. This decision was based on reports of serious adverse events involving cases of PML, a rare and potentially fatal, demyelinating disease of the central nervous system.

In June 2006, the FDA approved the reintroduction of Tysabri for the treatment of relapsing forms of MS. Approval for the marketing of Tysabri in the European Union was also received in June 2006 and has subsequently been received in a number of other countries. The distribution of Tysabri in both the United States and the European Union commenced in July 2006. Global in-market net sales of Tysabri in 2011 were $1,510.6 million (2010: $1,230.0 million; 2009: $1,059.2 million), consisting of $746.5 million (2010: $593.2 million; 2009: $508.5 million) in the U.S. market and $764.1 million (2010: $636.8 million; 2009: $550.7 million) in the ROW.

In January 2008, the FDA approved the supplemental Biologics License Application (sBLA) for Tysabri for the treatment of patients with Crohn's disease, and Tysabri was launched in this indication at the end of the first quarter of 2008. In December 2008, we announced a realignment of our commercial activities in Tysabri for Crohn's disease, shifting our efforts from a traditional sales model to a model based on clinical support and education.

Tysabri was developed and is now being marketed in collaboration with Biogen Idec. In general, subject to certain limitations imposed by the parties, we share with Biogen Idec most development and commercialization costs. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec as required at a price, which includes the cost of manufacturing, plus Biogen Idec's gross profit on Tysabri and this cost, together with royalties payable to other third parties, is included in cost of sales.

In the ROW markets, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on ROW sales of Tysabri, plus our directly incurred expenses on these sales. In 2011, we recorded revenue of $317.6 million (2010: $258.3 million; 2009: $215.8 million).

As a result of the strong growth in Tysabri sales, in July 2008, we made an optional payment of $75.0 million to Biogen Idec in order to maintain our approximate 50% share of Tysabri for annual global in-market net sales of Tysabri that are in excess of $700.0 million. In addition, in December 2008, we exercised our option to pay a further $50.0 million milestone to Biogen Idec in order to maintain our percentage share of Tysabri at approximately 50% for annual global in-market net sales of Tysabri that are in excess of $1.1 billion. There are no further milestone payments required for us to retain our approximate 50% profit share.

The collaboration agreement will expire in November 2019, but may be extended by mutual agreement of the parties. If the agreement is not extended, then each of Biogen Idec and Elan has the option to buy the other party's rights to Tysabri upon expiration of the term. Each party has a similar option to buy the other party's rights to Tysabri if the other party undergoes a change of control (as defined in the collaboration agreement). In addition, each of Biogen Idec and Elan can terminate the agreement for convenience or material breach by the other party, in which case, among other things, certain licenses, regulatory approvals and other rights related to the manufacture, sale and development of Tysabri are required to be transferred to the party that is not terminating for convenience or is not in material breach of the agreement.

For additional information relating to Tysabri, refer to Note 3.

Johnson & Johnson AIP Agreements

On September 17, 2009, Janssen AI, a newly formed subsidiary of Johnson & Johnson, completed the acquisition of substantially all of our assets and rights related to the AIP. In addition, Johnson & Johnson, through its affiliate Janssen Pharmaceutical, invested $885.0 million in exchange for newly issued American Depositary Receipts (ADRs) of Elan, representing 18.4% of our outstanding Ordinary Shares at the time. Johnson & Johnson also committed to fund up to $500.0 million towards the further development and commercialization of the AIP. As of December 31, 2011, the remaining unspent amount of the Johnson & Johnson $500.0 million funding commitment was $57.6 million (2010: $272.0 million), which reflects the $214.4 million utilized in 2011 (2010: $179.0 million). Any required additional expenditures in respect of Janssen AI's obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. Based on current spend levels, we anticipate that we will be called upon to provide funding to Janssen AI commencing in the second quarter of 2012. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced.

In consideration for the transfer of these assets and rights, we received a 49.9% equity interest in Janssen AI. In general, Elan is entitled to a 49.9% share of all net profits generated by Janssen AI beginning from the date Janssen AI becomes net profitable and certain royalty payments upon the commercialization of products under the AIP collaboration. The AIP represented our interest in that collaboration to research, develop and commercialize products for the treatment and/or prevention of neurodegenerative conditions, including Alzheimer's disease. Janssen AI has assumed our activities with Pfizer under the AIP. Under the terms of the Johnson & Johnson Transaction, if we undergo a change of control, an affiliate of Johnson & Johnson will be entitled to purchase our 49.9% interest in Janssen AI at the then fair value.

Transition Therapeutics Collaboration Agreements

In September 2006, we entered into an exclusive, worldwide collaboration with Transition for the joint development and commercialization of a novel therapeutic agent for Alzheimer's disease. The small molecule, ELND005, is a beta amyloid anti-aggregation agent that has been granted fast track designation by the FDA. In December 2007, the first patient was dosed in a Phase 2 clinical study. This 18-month, randomized, double-blind, placebo-controlled, dose-ranging study was designed to evaluate the safety and efficacy of ELND005 in approximately 340 patients with mild to moderate Alzheimer's disease. In December 2009, we announced that patients would be withdrawn from the two highest dose groups due to safety concerns. In August 2010, Elan and Transition announced the top-line summary results of the Phase 2 clinical study and in September 2011, the Phase 2 clinical study data was published in the journal Neurology. The study's cognitive and functional co-primary endpoints did not achieve statistical significance. The 250mg twice daily dose demonstrated a biological effect on amyloid-beta protein in the cerebrospinal fluid (CSF), in a subgroup of patients who provided CSF samples. This dose achieved targeted drug levels in the CSF and showed some effects on clinical endpoints in an exploratory analysis.

In December 2010, we modified our Collaboration Agreement with Transition and, in connection with this modification, Transition elected to exercise its opt-out right under the original agreement. Under this amendment, we paid Transition $9.0 million and Transition will be eligible to receive a further $11.0 million payment upon the commencement of the next ELND005 clinical trial, and will no longer be eligible to receive a $25.0 million milestone that would have been due upon the commencement of a Phase 3 trial for ELND005 under the terms of the original agreement.

As a consequence of Transition's decision to exercise its opt-out right, it will no longer fund the development or commercialization of ELND005 and has relinquished its 30% ownership of ELND005 to us. Consistent with the terms of the original agreement, following its opt-out decision, Transition will be entitled to receive milestone payments of up to $93.0 million (in addition to the $11.0 million described above), along with tiered royalty payments ranging in percentage from a high single digit to the mid teens (subject to offsets) based on net sales of ELND005 should the drug receive the necessary regulatory approvals for commercialization.

The term of the Collaboration Agreement runs until we are no longer developing or commercializing ELND005. We may terminate the Collaboration Agreement upon not less than 90 days notice to Transition and either party may terminate the Collaboration Agreement for material breach or because of insolvency of the other party. In addition, if we have not initiated a new ELND005 clinical trial by December 31, 2012, or otherwise paid Transition $11.0 million by January 31, 2013, the Collaboration Agreement will terminate.

We are continuing to explore pathways forward for the ELND005 asset.

Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2011
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information

33.    Supplemental Guarantor Information

As part of the offering and sale of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, Elan Corporation, plc and certain of its subsidiaries have guaranteed these notes.

Each subsidiary that has guaranteed our outstanding Notes will be released from its guarantee in the event:

•	there is a legal defeasance of the Notes;

•	there is a sale or other disposition of the shares or assets of the subsidiary if, after such sale or disposition, the subsidiary is no longer "restricted" for debt covenant purposes; or

•	the subsidiary is designated as "unrestricted" for debt covenant purposes;

provided that any transaction is carried out in accordance with the provisions of the indentures governing the Notes.

Presented below is condensed consolidating information for Elan Finance plc, the issuer of the debt, Elan Corporation, plc, the parent guarantor of the debt, the guarantor subsidiaries of Elan Corporation, plc, and the non-guarantor subsidiaries of Elan Corporation, plc. All of the subsidiary guarantors are wholly owned subsidiaries of Elan Corporation, plc.

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$2,083.4	$—	$(837.4)	$1,246.0
Cost of sales	—	—	1,277.8	—	(638.1)	639.7

Gross margin	—	—	805.6	—	(199.3)	606.3
Operating expenses:					—
Selling, general and administrative expenses	—	43.5	235.3	5.1	(55.2)	228.7
Research and development expenses	—	—	352.6	22.8	(142.9)	232.5
Net gain on divestment of businesses	—	—	(585.9)	(67.0)	—	(652.9)
Other net (gains)/charges	—	—	(41.0)	—	(1.2)	(42.2)

Total operating expenses	—	43.5	(39.0)	(39.1)	(199.3)	(233.9)

Operating income/(loss)	—	(43.5)	844.6	39.1	—	840.2

Share of net gains/(losses) of subsidiaries	—	604.0	—	—	(604.0)	—
Net interest and investment (gains)/losses	0.1	—	243.0	(11.0)	—	232.1

Income/(loss) before provision for income taxes	(0.1)	560.5	601.6	50.1	(604.0)	608.1
Provision/(benefit from) for income taxes	(0.1)	—	47.7	—	—	47.6

Net income/(loss)	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$1,891.8	$—	$(722.1)	$1,169.7
Cost of sales	—	—	1,071.6	—	(488.3)	583.3

Gross margin	—	—	820.2	—	(233.8)	586.4
Operating expenses:
Selling, general and administrative expenses	—	62.8	239.8	5.2	(53.1)	254.7
Research and development expenses	—	—	429.8	9.1	(180.2)	258.7
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges	—	0.9	56.4	(0.5)	(0.5)	56.3

Total operating expenses	—	63.7	931.3	13.8	(233.8)	775.0

Operating income/(loss)	—	(63.7)	(111.1)	(13.8)	—	(188.6)

Share of net gains/(losses) of subsidiaries	—	(261.0)	—	—	261.0	—
Net interest and investment (gains)/losses	(1.2)	—	141.0	(5.8)	—	134.0

Income/(loss) before provision for income taxes	1.2	(324.7)	(252.1)	(8.0)	261.0	(322.6)
Provision for income taxes	0.3	—	1.8	—	—	2.1

Net income/(loss)	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$0.8	$1,932.1	$0.5	$(820.4)	$1,113.0
Cost of sales	—	—	993.9	—	(433.2)	560.7

Gross margin	—	0.8	938.2	0.5	(387.2)	552.3
Operating expenses:
Selling, general and administrative expenses	—	57.0	286.4	—	(75.2)	268.2
Research and development expenses	—	—	595.7	0.2	(302.3)	293.6
Net gain on divestment of businesses			(108.7)	—	—	(108.7)
Other net charges	—	—	67.0	0.3	—	67.3

Total operating expenses	—	57.0	840.4	0.5	(377.5)	520.4

Operating income/(loss)	—	(56.2)	97.8	—	(9.7)	31.9

Share of net gains/(losses) of subsidiaries	—	(120.1)	—	—	120.1	—
Net interest and investment (gains)/losses	(1.6)	(0.1)	183.7	(0.2)	(20.1)	161.7

Income/(loss) before provision for/(benefit from) income taxes	1.6	(176.2)	(85.9)	0.2	130.5	(129.8)
Provision for/(benefit from) income taxes	0.4	—	46.0	—	—	46.4

Net income/(loss)	$1.2	$(176.2)	$(131.9)	$0.2	$130.5	$(176.2)

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2011

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
	ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	261.8	(7,684.0)	—

Total current liabilities	11.6	1,975.5	5,703.6	261.8	(7,676.2)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	261.8	(19,471.6)	952.0
Shareholders' equity/(deficit)	(1.8)	801.8	6,852.7	686.1	(7,537.0)	801.8

Total liabilities and shareholders' equity/(deficit)	$624.8	$2,964.8	$24,224.9	$947.9	$(27,008.6)	$1,753.8

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2010

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.7	$0.3	$279.4	$141.1	$—	$422.5
Restricted cash — current	—	—	208.2	—	—	208.2
Accounts receivable, net	—	—	191.6	—	—	191.6
Investment securities — current	—	—	2.0	—	—	2.0
Inventory	—	—	56.6	—	(17.6)	39.0
Intercompany receivables	16.3	2,432.1	4,088.0	79.1	(6,615.5)	—
Deferred tax assets — current	0.2	—	41.6	—	—	41.8
Prepaid and other current assets	—	—	15.4	—	—	15.4

Total current assets	18.2	2,432.4	4,882.8	220.2	(6,633.1)	920.5
Property, plant and equipment, net	—	—	287.5	—	—	287.5
Goodwill and other intangible assets, net	—	—	123.9	—	252.6	376.5
Equity method investment	—	—	209.0	—	—	209.0
Investment securities — non-current	—	—	9.4	—	—	9.4
Investments in subsidiaries	—	—	12,306.7	1.8	(12,308.5)	—
Restricted cash — non-current	—	—	14.9	—	—	14.9
Intercompany receivables	1,247.0	8.1	7,118.3	186.1	(8,559.5)	—
Deferred tax assets — non-current	0.4	—	153.9	—	—	154.3
Other assets	21.3	—	24.1	—	—	45.4

Total assets	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$39.2	$—	$—	$39.2
Accrued and other current liabilities	18.3	4.8	416.9	(0.4)	2.9	442.5
Intercompany payables	—	2,088.0	5,693.1	12.5	(7,793.6)	—

Total current liabilities	18.3	2,092.8	6,149.2	12.1	(7,790.7)	481.7
Long term debts	1,270.4	—	—	—	—	1,270.4
Intercompany payables	—	133.5	12,628.5	4.4	(12,766.4)	—
Other liabilities	—	19.9	55.8	—	(4.6)	71.1

Total liabilities	1,288.7	2,246.2	18,833.5	16.5	(20,561.7)	1,823.2
Shareholders' equity/(deficit)	(1.8)	194.3	6,297.0	391.6	(6,686.8)	194.3
Total liabilities and shareholders' equity/(deficit)	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of non-current investment securities	—	—	2.5	—	—	2.5
Sale of current investment securities	—	—	0.3	—	—	0.3
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Intercompany investments/capital contributions	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in)	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

operating activities
Cash flows from investing activities:						—
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of non-current investment securities	—	—	7.9	—	—	7.9
Sale of current investment securities	—	—	8.5	—	—	8.5
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$264.4	$(869.9)	$519.3	$(0.1)	$—	$(86.3)

Cash flows from investing activities:
Decrease in restricted cash	—	—	3.5	—	—	3.5
Proceeds from disposal of property, plant and equipment	—	—	7.3	—	—	7.3
Purchase of property, plant and equipment	—	—	(43.5)	—	—	(43.5)
Purchase of intangible assets	—	—	(52.4)	—	—	(52.4)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of current investment securities	—	—	28.9	—	—	28.9

Net cash used in investing activities	—	—	(56.8)	—	—	(56.8)

Cash flows from financing activities:
Issue of share capital	—	868.0	—	—	—	868.0
Proceeds from employee stock issuances	—	4.0	—	—	—	4.0
Repayment of loans	(867.8)	—	—	—	—	(867.8)
Net proceeds from debt issuances	603.0	—	—	—	—	603.0
Intercompany investments/capital contributions	—	—	(399.7)	399.7	—	—
Repayment of government grants	—	—	(5.4)	—	—	(5.4)
Excess tax benefit from share-based compensation	—	—	2.3	—	—	2.3

Net cash provided by/(used in) financing activities	(264.8)	872.0	(402.8)	399.7	—	604.1

Effect of exchange rate changes on cash	—	—	0.2	—	—	0.2

Net increase/(decrease) in cash and cash equivalents	(0.4)	2.1	59.9	399.6	—	461.2
Cash and cash equivalents at beginning of year	10.2	1.4	361.7	2.0	—	375.3

Cash and cash equivalents at end of year	$9.8	$3.5	$421.6	$401.6	$—	$836.5

Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts And Reserves [Abstract]
Valuation And Qualifying Accounts And Reserves

Schedule II

Valuation and Qualifying Accounts and Reserves

Years ended December 31, 2011, 2010 and 2009

Description	Balance at Beginning of Year	Additions(1)	Deductions(2)	Balance at End of Year

	(In millions)
Allowance for doubtful accounts:
Year ended December 31, 2011	$0.4	$—	$(0.4)	$—
Year ended December 31, 2010	$0.4	$0.4	$(0.4)	$0.4
Year ended December 31, 2009	$0.9	$0.7	$(1.2)	$0.4
Sales returns and allowances, discounts, chargebacks and rebates:(3)
Year ended December 31, 2011	$37.9	$188.8	$(181.2)	$45.5
Year ended December 31, 2010	$26.5	$127.5	$(116.1)	$37.9
Year ended December 31, 2009	$19.2	$79.3	$(72.0)	$26.5

(1)	Additions to allowance for doubtful accounts are recorded as an expense.
(2)	Represents amounts written off or returned against the allowance or reserves, or returned against earnings. Deductions to sales discounts and allowances relate to sales returns and payments.
(3)	Additions to sales discounts and allowances are recorded as a reduction of revenue.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Basis Of Consolidation And Presentation Of Financial Information

(a) Basis of consolidation and presentation of financial information

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). In addition to the financial statements included in this Form 20-F, we also prepare separate Consolidated Financial Statements, included in our Annual Report, in accordance with International Financial Reporting Standards as adopted by the European Union (IFRS), which differ in certain significant respects from U.S. GAAP. The Annual Report under IFRS is a separate document from this Form 20-F.

Unless otherwise indicated, our financial statements and other financial data contained in this Form 20-F are presented in U.S. dollars ($). The accompanying Consolidated Financial Statements include our financial position, results of operations and cash flows and those of our wholly-owned subsidiaries. All significant intercompany amounts have been eliminated. We use the equity method to account for equity investments in instances in which we own common stock and have the ability to exercise significant influence, but not control, over the investee.

Our directors believe that we have adequate resources to continue in operational existence for at least the next 12 months and that it is appropriate to continue to prepare our Consolidated Financial Statements on a going concern basis.

Use Of Estimates

(b) Use of estimates

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities that are not readily apparent from other sources. Estimates are used in determining items such as the carrying amounts of intangible assets, property, plant and equipment and equity method investments, revenue recognition, sales rebates and discounts, the fair value of share-based compensation, the accounting for contingencies and income taxes, among other items. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.

Fair Value Measurements

(c) Fair value measurements

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

We disclose our financial instruments that are measured at fair value on a recurring basis using the following fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2:	Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3:	Inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability.

Cash And Cash Equivalents	(d) Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with original maturities on acquisition of three months or less.
Accounts Receivable

(e) Accounts receivable

Accounts receivable are initially recognized at fair value, which represents the invoiced amounts, less adjustments for estimated revenue deductions such as product returns, chargebacks and cash discounts. An allowance for doubtful accounts is established based upon the difference between the recognized value and the estimated net collectible amount with the estimated loss recognized within operating expenses in the Consolidated Statement of Operations. When an account receivable balance becomes uncollectible, it is written off against the allowance for doubtful accounts.

Investment Securities And Impairment

(f) Investment securities and impairment

Marketable equity securities and debt securities are classified into one of three categories including trading, held-to-maturity, or available-for-sale. The classification depends on the purpose for which the financial assets were acquired.

•

Marketable equity and debt securities are considered trading when purchased principally for the purpose of selling in the near term. These securities are recorded as current investments and are carried at fair value. Unrealized holding gains and losses on trading securities are included in other income. We did not hold any trading securities at December 31, 2011 and 2010.

•

Marketable debt securities are considered held-to-maturity when we have the positive intent and ability to hold the securities to maturity. These securities are carried at amortized cost, less any impairment. We did not hold any held-to-maturity securities at December 31, 2011 and 2010.

•

Marketable equity and debt securities not classified as trading or held-to-maturity are considered available-for-sale. These securities are recorded as either current or non-current investments and are carried at fair value, with unrealized gains and losses included in accumulated other comprehensive income/(loss) (OCI) in shareholders' equity. The assessment for impairment of marketable securities classified as available-for-sale is based on established financial methodologies, including quoted market prices for publicly traded equity and debt securities.

Non-marketable equity securities are carried at cost, less write-down-for-impairments, and are adjusted for impairment based on methodologies, including the Black-Scholes option-pricing model, the valuation achieved in the most recent private placement by an investee, an assessment of the impact of general private equity market conditions, and discounted projected future cash flows.

The factors affecting the assessment of impairments include both general financial market conditions and factors specific to a particular company. In the case of equity classified as available-for-sale, a significant and prolonged decline in the fair value of the security below its carrying amount is considered in determining whether the security is impaired. If any such evidence exists, an impairment loss is recognized.

Inventory

(g) Inventory

Inventory is valued at the lower of cost or market value. In the case of raw materials and supplies, cost is calculated on a first-in, first-out basis and includes the purchase price, including import duties, transport and handling costs and any other directly attributable costs, less trade discounts. In the case of work-in-progress and finished goods, costs include direct labor, material costs and attributable overheads, based on normal operating capacity.

Property, Plant And Equipment

(h) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Buildings	15-40 years
Plant and equipment	3-10 years
Leasehold improvements	Shorter of expected useful life or lease term

Land is not depreciated as it is deemed to have an indefinite useful life.

Where events or circumstances indicate that the carrying amount of a property, plant and equipment may not be recoverable, we review the carrying value for impairment. The carrying amount of the asset is not deemed recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of that asset. In such event, an impairment loss is recognized for the excess of the carrying amount over the asset's fair value.

Leasing

(i) Leasing

Property, plant and equipment acquired under a lease that transfers substantially all of the risks and rewards of ownership to us (a capital lease) are capitalized. Amounts payable under such leases, net of finance charges, are shown as current or non-current as appropriate. An asset acquired through capital lease is stated at an amount equal to the lower of its fair value or the present value of the minimum lease payments at the inception of the lease, less accumulated depreciation and impairment losses, and is included in property, plant and equipment. Finance charges on capital leases are expensed over the term of the lease to give a constant periodic rate of interest charge in proportion to the capital balances outstanding.

All other leases that are not capital leases are considered operating leases. Rentals on operating leases are charged to expense on a straight-line basis over the period of the lease. Leased property, plant and equipment sub-let to third parties are classified according to their substance as either finance or operating leases. All such arrangements that we have entered into as lessor are operating leases. Income received as lessor is recognized on a straight-line basis over the period of the lease.

Goodwill, Other Intangible Assets And Impairment

(j) Goodwill, other intangible assets and impairment

Goodwill is not amortized, but instead is tested for impairment at least annually.

Intangible assets with estimable useful lives are amortized on a straight-line basis over their respective estimated useful lives to their estimated residual values and, as with other long-lived assets such as property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, we compare undiscounted cash flows expected to be generated by an asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. We determine fair value using the income approach based on the present value of expected cash flows. Our cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

We review our goodwill for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The goodwill impairment test is a two-step process and is performed at the reporting unit level. Following the divestment of our Elan Drug Technologies (EDT) business on September 16, 2011, Elan is comprised of a single reporting unit. Prior to the two-step process, we first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. The qualitative factors assessed include, but are not limited to, the macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, other relevant events affecting the reporting unit and the share price performance of the Company. If, after assessing the relevant qualitative factors, we determine that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first and second steps of the goodwill impairment test are not performed. If, after assessing the relevant qualitative factors, we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first step of the goodwill impairment test is performed.

Under the first step, we compare the fair value of each reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired and step two does not need to be performed. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment charge, if any. The second step compares the implied fair value of the reporting-unit goodwill with the carrying amount of that goodwill, and any excess of the carrying amount over the implied fair value is recognized as an impairment charge. The implied fair value of goodwill is determined, by allocating the fair value of a reporting unit to individual assets and liabilities. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. In evaluating goodwill for impairment, we determine the fair values of the reporting units using the income approach, based on the present value of expected cash flows.

Equity Method Investments

(k) Equity method investments

Janssen AI

As part of the transaction whereby Janssen Alzheimer Immunotherapy (Janssen AI), a subsidiary of Johnson & Johnson, acquired substantially all of our assets and rights related to our Alzheimer's Immunotherapy Program (AIP) collaboration with Wyeth (which has been acquired by Pfizer Inc. (Pfizer)), we received a 49.9% equity investment in Janssen AI. Johnson & Johnson also committed to fund up to an initial $500.0 million towards the further development and commercialization of the AIP to the extent the funding is required by the collaboration. In the event that either an AIP product reaches market and Janssen AI is in a positive operating cash flow position, or the AIP is terminated before the initial $500.0 million funding commitment has been drawn down, Johnson & Johnson is not required to contribute the full $500.0 million. Any required additional expenditures in respect of Janssen AI's obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. Based on current spend levels, we anticipate that we will be called upon to provide funding to Janssen AI commencing in the second quarter of 2012. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced. We have recorded our investment in Janssen AI as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investee. The investment was initially recognized based on the estimated fair value of the investment acquired, representing the fair value of our proportionate 49.9% share of Janssen AI's total net assets at inception, which were comprised of the AIP assets and the asset created by the Johnson & Johnson contingent funding commitment.

Under the equity method, investors are required to recognize their share of the earnings or losses of an investee in the periods for which they are reported in the financial statements of the investee as this is normally considered an appropriate means of recognizing increases or decreases in the economic resources underlying the investments. However, Johnson & Johnson has committed to wholly fund up to an initial $500.0 million of development and commercialization expenses incurred by Janssen AI so the recognition by Elan of a share of Janssen AI losses that are solely funded by Johnson & Johnson's $500.0 million commitment would result in an inappropriate decrease in Elan's share of the economic resources underlying the investment in Janssen AI. Accordingly, until the $500.0 million funding commitment is fully utilized, we have applied the hypothetical liquidation at book value (HLBV) method to determine how an increase or decrease in net assets of Janssen AI affects Elan's interest in the net assets of Janssen AI on a period by period basis. Under the HLBV method, an investor determines its share of the earnings or losses of an investee by determining the difference between its claim on the investee's book value at the end and beginning of the period.

The difference between the cost of our equity method investment and the amount of our underlying equity in Janssen AI's reported net assets relates to the lower estimated value of Janssen AI's AIP assets when the equity method investment was initially recorded, and the asset created by the Johnson & Johnson $500.0 million contingent funding commitment. In relation to the AIP assets, in the event that an AIP product reaches market, our proportionate share of Janssen AI's reported results will be adjusted over the estimated remaining useful lives of those assets to recognize the difference in the carrying values. In relation to the asset created by the Johnson & Johnson contingent funding commitment, which is a limited life asset, the basis difference is amortized to the Consolidated Statement of Operations on a pro rata basis; based on the actual amount of Janssen AI losses that are solely funded by Johnson & Johnson in each period as compared to the total $500 million, which is the total amount we estimate will be solely funded by Johnson & Johnson.

Alkermes plc and Proteostasis Therapeutics, Inc.

We have recorded our investments in Alkermes plc and Proteostasis Therapeutics Inc. (Proteostasis) as equity method investments on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investees. The investments were initially recognized based on the estimated fair value of the investment acquired. The carrying amount of the Alkermes plc equity method investment is approximately $300 million higher than our share of the book value of the net assets of Alkermes plc. Based on our preliminary assessment of the fair value of the net assets of Alkermes plc on the date of the transaction, this difference principally relates to identifiable intangible assets and goodwill attributable to the Alkermes Inc. business prior to its acquisition of the EDT business. Under the equity method, we recognize our share of the earnings or losses of our investees, adjusted for the amortization of the basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investments on the Consolidated Balance Sheet. We recognize our share of the earnings or losses of Proteostasis in the same periods for which they are reported in the financial statements of the investee; and we recognize our share of the earnings or losses of Alkermes plc on a one-quarter time lag as Alkermes plc's financial information is generally not publicly available when our quarterly and annual results are reported.

Financing Costs

(l) Financing costs

Debt financing costs are comprised of transaction costs and original issue discount on borrowings. Debt financing costs are allocated to financial reporting periods over the term of the related debt using the effective interest rate method.

The carrying amount of debt includes any related unamortized original issue discount. All other unamortized debt financing costs are presented as deferred financing costs in other assets.

Derivative Financial Instruments

(m) Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposures to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates and interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, that has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2011 or 2010.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecasted transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criteria for designating a derivative as a hedge include the assessment of the instrument's effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of accumulated OCI and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations. The carrying amount of derivative financial instruments is reported within current assets or other current liabilities.

Revenue

(n) Revenue

We recognize revenue from the sale of our products, royalties earned and contract arrangements. Our revenues are classified into two categories: product revenue and contract revenue.

Product Revenue — Product revenue includes: (i) the sale of our products, (ii) royalties and (iii) manufacturing fees. We recognize revenue from product sales when there is persuasive evidence that an arrangement exists, title passes, the price is fixed or determinable, and collectability is reasonably assured. Revenue is recorded net of applicable sales tax and sales discounts and allowances, which are described below.

(i) The sale of our products consists of the sale of pharmaceutical drugs, primarily to wholesalers and physicians.

(ii) We earn royalties on licensees' sales of our products or third-party products that incorporate our technologies. Royalties are recognized as earned in accordance with the contract terms when royalties can be reliably measured and collectability is reasonably assured.

(iii) We received manufacturing fees for products that were manufactured by EDT on behalf of other third-party customers.

Tysabri® (natalizumab) was developed and is now being marketed in collaboration with Biogen Idec, Inc (Biogen Idec). In general, subject to certain limitations imposed by the parties, we share with Biogen Idec most development and commercialization costs. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec as required at a price, which includes the cost of manufacturing, plus Biogen Idec's gross profit on Tysabri and this cost, together with royalties payable to other third parties, is included in cost of sales. Outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on rest of world (ROW) sales of Tysabri, plus our directly incurred expenses on these sales, which are primarily comprised of royalties we incur and are payable by us to third parties and are reimbursed by the collaboration.

Contract Revenue — Contract revenue generally arose from EDT contracts to perform R&D services on behalf of clients, or from technology licensing. Contract revenue is recognized when earned and non-refundable, and when we have no future obligation with respect to the revenue, in accordance with the terms prescribed in the applicable contract. Contract research revenue consists of payments or milestones arising from R&D activities we perform on behalf of third parties. Our revenue arrangements with multiple elements are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered items. The consideration we receive is allocated among the separate units based on their respective fair values, and the applicable revenue recognition criteria are applied to each of the separate units. Advance payments received in excess of amounts earned are classified as deferred revenue until earned.

Up-front fees received by us are deferred and amortized when there is a significant continuing involvement by us (such as an ongoing product manufacturing contract or joint development activities) after an asset disposal. We defer and amortize up-front license fees to income over the "performance period" as applicable. The performance period is the period over which we expect to provide services to the licensee as determined by the contract provisions.

Accounting for milestone payments depends on the facts and circumstances of each contract. We apply the milestone method in accounting for substantive milestone payments under contracts that include R&D deliverables. A milestone is considered substantive if consideration earned from achievement of the milestone (1) is commensurate with either the vendor's performance to achieve the milestone or the enhancement of the value of the delivered item, (2) relates solely to past performance, and (3) is reasonable in comparison to all of the deliverables and payment terms in the arrangement. If a milestone is considered substantive the consideration is recognized as revenue in the period in which the milestone is achieved. It is expected that the substantive milestone method will be appropriate for most contracts. If we determine the milestone method is not appropriate, we apply the proportional performance method to the relevant contracts. This method recognizes as revenue the percentage of cumulative non-refundable cash payments earned under the contract, based on the percentage of costs incurred to date compared to the total costs expected under the contract.

Sales Discounts And Allowances

(o) Sales discounts and allowances

We recognize revenue on a gross revenue basis (except for Tysabri revenue outside of the United States) and make various deductions to arrive at net revenue as reported in our Consolidated Statements of Operations. These adjustments are referred to as sales discounts and allowances and are described in detail below. Sales discounts and allowances include charge-backs, managed healthcare rebates and other contract discounts, Medicaid rebates, cash discounts, sales returns, and other adjustments. Estimating these sales discounts and allowances is complex and involves significant estimates and judgments, and we use information from both internal and external sources, including historical experience, to generate reasonable and reliable estimates.

We do not conduct our sales using the consignment model. All of our product sales transactions are based on normal and customary terms whereby title to the product and substantially all of the risks and rewards transfer to the customer upon either shipment or delivery. Furthermore, we do not have an incentive program that would compensate a wholesaler for the costs of holding inventory above normal inventory levels thereby encouraging wholesalers to hold excess inventory.

Charge-backs

In the United States, we participate in charge-back programs with a number of entities, principally the U.S. Department of Defense, the U.S. Department of Veterans Affairs, Group Purchasing Organizations and other parties whereby pricing on products is extended below wholesalers' list prices to participating entities. These entities purchase products through wholesalers at the lower negotiated price, and the wholesalers charge the difference between these entities' acquisition cost and the lower negotiated price back to us. We account for charge-backs by reducing accounts receivable in an amount equal to our estimate of charge-back claims attributable to a sale. We determine our estimate of the charge-backs primarily based on historical experience on a product-by-product and program basis, and current contract prices under the charge-back programs. We consider vendor payments, estimated levels of inventory in the wholesale distribution channel, and our claim processing time lag and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Medicaid rebates

In the United States, we are required by law to participate in state government-managed Medicaid programs as well as certain other qualifying federal and state government programs whereby discounts and rebates are provided to participating state and local government entities. Discounts and rebates provided through these other qualifying federal and state government programs are included in our Medicaid rebate accrual and are considered Medicaid rebates for the purposes of this discussion. We account for Medicaid rebates by establishing an accrual in an amount equal to our estimate of Medicaid rebate claims attributable to a sale. We determine our estimate of the Medicaid rebates accrual primarily based on our estimates of Medicaid claims, Medicaid payments, claims processing time lag, inventory in the distribution channel, as well as legal interpretations of the applicable laws related to the Medicaid and qualifying federal and state government programs, and any new information regarding changes in the Medicaid programs' regulations and guidelines that would impact the amount of the rebates on a product-by-product basis. We adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Cash and other discounts

Cash and other discounts include cash discounts, generally at 2% of the sales price, as an incentive for prompt payment by customers in the United States. We account for cash discounts by reducing accounts receivable by the full amount of the discounts. We consider payment performance of each customer and adjust the accrual and revenue periodically throughout each year to reflect actual experience and future estimates.

Managed healthcare rebates and other contract discounts

We offer rebates and discounts to managed healthcare organizations in the United States. We account for managed healthcare rebates and other contract discounts by establishing an accrual equal to our estimate of the amount attributable to a sale. We determine our estimate of this accrual primarily based on historical experience on a product-by-product and program basis and current contract prices. We consider the sales performance of products subject to managed healthcare rebates and other contract discounts, processing claim lag time and estimated levels of inventory in the distribution channel and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Sales returns

We account for sales returns by reducing accounts receivable in an amount equal to our estimate of revenue recorded for which the related products are expected to be returned.

Our sales return accrual is estimated principally based on historical experience, the estimated shelf life of inventory in the distribution channel, price increases, and our return goods policy (goods may only be returned six months prior to expiration date and for up to 12 months after expiration date). We also take into account product recalls and introductions of generic products. All of these factors are used to adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

In the event of a product recall, product discontinuance or introduction of a generic product, we consider a number of factors, including the estimated level of inventory in the distribution channel that could potentially be returned, historical experience, estimates of the severity of generic product impact, estimates of continuing demand and our return goods policy. We consider the reasons for, and impact of, such actions and adjust the sales returns accrual and revenue as appropriate.

Other adjustments

In addition to the sales discounts and allowances described above, we make other sales adjustments primarily related to estimated obligations for credits to be granted to wholesalers under wholesaler service agreements we have entered into with many of our pharmaceutical wholesale distributors in the United States. Under these agreements, the wholesale distributors have agreed, in return for certain fees, to comply with various contractually defined inventory management practices and to perform certain activities such as providing weekly information with respect to inventory levels of product on hand and the amount of out-movement of product. As a result, we, along with our wholesale distributors, are able to manage product flow and inventory levels in a way that more closely follows trends in prescriptions. We generally account for these other sales discounts and allowances by establishing an accrual in an amount equal to our estimate of the adjustments attributable to the sale. We generally determine our estimates of the accruals for these other adjustments primarily based on contractual agreements and other relevant factors, and adjust the accruals and revenue periodically throughout each year to reflect actual experience.

Use of information from external sources

We use information from external sources to identify prescription trends and patient demand, including inventory pipeline data from the three major drug wholesalers in the United States. The inventory information received from these wholesalers is a product of their record-keeping process and excludes inventory held by intermediaries to whom they sell, such as retailers and hospitals. We also receive information from IMS Health, a supplier of market research to the pharmaceutical industry, which we use to project the prescription demand-based sales for our pharmaceutical products. Our estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information is itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which we receive such information.

Advertising Expenses	(p) Advertising expenses We expense the costs of advertising as incurred. Advertising expenses were $0.6 million in 2011 (2010: $0.7 million; 2009: $1.7 million).
Research And Development

(q) Research and development

R&D costs are expensed as incurred. Acquired in-process research and development (IPR&D) is expensed as incurred. Costs to acquire intellectual property, product rights and other similar intangible assets are capitalized and amortized on a straight-line basis over the estimated useful life of the asset. The method of amortization chosen best reflects the manner in which individual intangible assets are consumed.

Taxation

(r) Taxation

We account for income tax expense based on income before taxes using the asset and liability method. Deferred tax assets (DTAs) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss and tax credit carryforwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining our provision for income taxes. Some of these estimates are based on management's interpretations of jurisdiction-specific tax laws or regulations and the likelihood of settlement related to tax audit issues. Various internal and external factors may have favorable or unfavorable effects on our future effective income tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years' items, past and future levels of R&D spending, likelihood of settlement, and changes in overall levels of income before taxes.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. We account for interest and penalties related to unrecognized tax benefits in income tax expense.

Accumulated Other Comprehensive Income/(Loss)

(s) Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) is comprised of our net income or loss and OCI. OCI includes certain changes in shareholders' equity that are excluded from net income. Specifically, we include in OCI changes in the fair value of unrealized gains and losses on our investment securities, certain foreign currency translation adjustments, and adjustments relating to our defined benefit pension plans.

Comprehensive income/(loss) for the years ended December 31, 2011, 2010 and 2009 has been reflected in the Consolidated Statements of Shareholders' Equity/(Deficit) and Comprehensive Income/(Loss).

Foreign Operations

(t) Foreign operations

Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. The resulting monetary assets and liabilities are translated into U.S. dollars at exchange rates prevailing at subsequent balance sheet dates, and the resulting gains and losses are recognized in the Consolidated Statement of Operations and, where material, separately disclosed.

The functional currency of Elan and most of our subsidiaries is U.S. dollars. For those subsidiaries with a non-U.S. dollar functional currency, their assets and liabilities are translated using year-end rates and income and expenses are translated at average rates. The cumulative effect of exchange differences arising on consolidation of the net investment in overseas subsidiaries are recognized as OCI in the Consolidated Statements of Shareholders' Equity/(Deficit) and Comprehensive Income/(Loss).

Share-Based Compensation

(u) Share-based compensation

Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options, restricted stock units (RSUs) and stock purchases related to our employee equity purchase plan (EEPP).

Share-based compensation cost for RSUs awarded to employees and directors is measured based on the closing fair market value of the Company's shares on the date of grant. Share-based compensation cost for stock options awarded to employees and directors and shares issued under our EEPP is estimated at the grant date based on each option's fair value as calculated using an option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Share-based compensation expense for equity-settled awards to non-employees in exchange for goods or services is based on the fair value of the awards on the measurement date; which is the earlier of the date at which the commitment for performance by the non-employees to earn the awards is reached and the date at which the non-employees' performance is complete. We have determined that the expected vest date is the measurement date for awards granted to non-employees.

Estimating the fair value of share-based awards as of the grant or vest date using an option-pricing model, such as the binomial model, is affected by our share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and actual and projected employee exercise behaviors.

Pensions And Other Employee Benefit Plans

(v) Pensions and other employee benefit plans

We have two defined benefit pension plans covering employees based in Ireland. These plans were closed to new entrants from March 31, 2009. These plans are managed externally and the related pension costs and liabilities are assessed at least annually in accordance with the advice of a qualified professional actuary. Two significant assumptions, the discount rate and the expected rate of return on plan assets, are important elements of expense and/or liability measurement. We evaluate these assumptions at least semi-annually, with the assistance of an actuary. Other assumptions involve employee demographic factors such as retirement patterns, mortality, turnover and the rate of compensation increase. We use a December 31 measurement date and all plan assets and liabilities are reported as of that date. The cost or benefit of plan changes, which increase or decrease benefits for prior employee service, is included in expense on a straight-line basis over the period the employee is expected to receive the benefits.

We recognize actuarial gains and losses using the corridor method. Under the corridor method, to the extent that any cumulative unrecognized net actuarial gain or loss exceeds 10% of the greater of the present value of the defined benefit obligation and the fair value of the plan assets, that portion is recognized over the expected average remaining working lives of the plan participants. Otherwise, the net actuarial gain or loss is recorded in OCI.

We recognize the funded status of benefit plans in our Consolidated Balance Sheet. In addition, we recognize as a component of OCI the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic pension cost of the period.

An event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services is a curtailment. A gain arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a gain exceeds any net loss included in OCI. A loss arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a loss exceeds any net gain included in OCI.

We also have a number of other defined contribution benefit plans, primarily for employees outside of Ireland. The cost of providing these plans is expensed as incurred.

Contingencies

(w) Contingencies

We assess the likelihood of any adverse outcomes to contingencies, including legal matters, as well as the potential range of probable losses. We record accruals for such contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If an unfavorable outcome is probable, but the amount of the loss cannot be reasonably estimated, we estimate the range of probable loss and accrue the most probable loss within the range. If no amount within the range is deemed more probable, we accrue the minimum amount within the range. If neither a range of loss nor a minimum amount of loss is estimable, then appropriate disclosure is provided, but no amounts are accrued.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives Of Property, Plant And Equipment

Buildings	15-40 years
Plant and equipment	3-10 years
Leasehold improvements	Shorter of expected useful life or lease term

Revenue (Tables)	12 Months Ended
Dec. 31, 2011
Revenue [Line Items]
Schedule Of Revenue

	2011	2010	2009
Revenue from the BioNeurology business	$1,068.1	$895.6	$837.1
Revenue from the EDT business(1)	177.9	274.1	275.9

Total revenue	$1,246.0	$1,169.7	$1,113.0

(1)	The 2011 EDT revenue is for the period up to September 16, 2011, the date of divestment of the EDT business. For further information on the EDT divestment, refer to Note 5.

Schedule Of Global In-Market Net Sales Of Tysabri

	2011	2010	2009
United States	$746.5	$593.2	$508.5
ROW	764.1	636.8	550.7

Total Tysabri global in-market net sales	$1,510.6	$1,230.0	$1,059.2

Bio Neurology Business [Member]
Revenue [Line Items]
Schedule Of Revenue From Business

	2011	2010	2009
Product revenue:
Tysabri — U.S.	$746.5	$593.2	$508.5
Tysabri — ROW	317.6	258.3	215.8

Total Tysabri	1,064.1	851.5	724.3
Azactam®	0.9	27.2	81.4
Maxipime®	0.4	8.2	13.2
Prialt®	—	6.1	16.5
Royalties	2.7	1.6	1.7

Total product revenue from the BioNeurology business	1,068.1	894.6	837.1
Contract revenue from the BioNeurology business	—	1.0	—

Total revenue from BioNeurology business	$1,068.1	$895.6	$837.1

EDT Business [Member]
Revenue [Line Items]
Schedule Of Revenue From Business

	2011	2010	2009
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5	$61.6
Focalin® XR/Ritalin® LA	25.9	33.0	32.6
Ampyra®	22.6	56.8	—
Verelan®	18.1	21.8	22.1
Naprelan®	5.9	12.6	16.0
Skelaxin®	—	5.9	34.9
Other	60.0	76.8	90.0

Total product revenue from the EDT business	168.0	261.4	257.2

Contract revenue:
Research revenue	6.0	8.2	8.2
Milestone payments	3.9	4.5	10.5

Total contract revenue from the EDT business	9.9	12.7	18.7

Total revenue from the EDT business	$177.9	$274.1	$275.9

Tysabri ROW [Member] | Elan Corp PLC [Member]
Revenue [Line Items]
Schedule Of Revenue From Business

	2011	2010	2009
ROW in-market sales by Biogen Idec	$764.1	$636.8	$550.7
ROW operating expenses incurred by Elan and Biogen Idec	(349.3)	(303.8)	(280.6)

ROW operating profit generated by Elan and Biogen Idec	414.8	333.0	270.1

Elan's 50% share of Tysabri ROW collaboration operating profit	207.4	166.5	135.0
Elan's directly incurred costs	110.2	91.8	80.8

Net Tysabri ROW revenue	$317.6	$258.3	$215.8

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Schedule Of Analysis Of Results Of Operations By Segment

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment Revenue	$1,068.1	$895.6	$837.1	$178.1	$275.4	$277.7	$1,246.2	$1,171.0	$1,114.8
Less intersegment sales	—	—	—	(0.2)	(1.3)	(1.8)	(0.2)	(1.3)	(1.8)

Total revenue from external customers	1,068.1	895.6	837.1	177.9	274.1	275.9	1,246.0	1,169.7	1,113.0
Cost of sales	572.7	464.9	444.4	67.0	118.4	116.3	639.7	583.3	560.7

Gross margin	495.4	430.7	392.7	110.9	155.7	159.6	606.3	586.4	552.3
Operating expenses:
Selling, general and administrative expenses	204.9	215.8	232.3	23.8	38.9	35.9	228.7	254.7	268.2
Research and development expenses	198.2	205.0	246.1	34.3	53.7	47.5	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Total operating (gains)/expenses	(223.9)	680.1	431.3	(10.0)	94.9	89.1	(233.9)	775.0	520.4

Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

Equity method investments	$675.8	$209.0	$235.0	$—	$—	$—	$675.8	$209.0	$235.0
Depreciation and amortization	$28.0	$30.3	$41.2	$7.8	$33.0	$33.8	$35.8	$63.3	$75.0
Capital expenditures	$23.8	$28.8	$34.8	$7.6	$15.4	$8.9	$31.4	$44.2	$43.7
Share-based compensation expense	$29.1	$23.6	$24.3	$6.2	$7.9	$7.2	$35.3	$31.5	$31.5
Intangible asset impairment charges	$0.3	$0.9	$30.6	$—	$—	$—	$0.3	$0.9	$30.6
Property, plant and equipment impairment charges	$10.0	$11.0	$56.2	$—	$—	$—	$10.0	$11.0	$56.2

Schedule Of Reconciliation Of Segment Operating Income/(Loss) To Segment Adjusted EBITDA

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9
Depreciation and amortization	28.0	30.3	41.2	7.8	33.0	33.8	35.8	63.3	75.0
Amortized fees, net	(0.5)	(0.1)	(0.2)	—	(0.2)	—	(0.5)	(0.3)	(0.2)
Share-based compensation expense (1)	26.9	22.6	23.8	5.7	7.9	7.2	32.6	30.5	31.0
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

(1)

Share-based compensation expense excludes share-based compensation included in other charges of $1.1 million (2010: $1.0 million; 2009: $1.7 million) and share-based compensation expense of $1.6 million (2010: Nil; 2009: $1.2 million credit) included in the net gain on divestment of business.

Schedule Of Reconciliation Of Operating Income/(Loss) To Net Loss

	2011	2010	2009
Operating income/(loss)	$840.2	$(188.6)	$31.9
Net interest and investment losses	232.1	134.0	161.7
Provision for income taxes	47.6	2.1	46.4

Net income/(loss)	$560.5	$(324.7)	$(176.2)

Schedule Of Revenue By Region (By Destination Of Customers)

	2011	2010	2009
United States	$867.8	$822.8	$791.0
Ireland	37.7	56.0	65.8
Rest of world	340.5	290.9	256.2

Total revenue	$1,246.0	$1,169.7	$1,113.0

Schedule Of Revenue Analysis By Segment

	2011	2010
BioNeurology	$1,753.8	$1,595.2
EDT	—	422.3

Total assets	$1,753.8	$2,017.5

Schedule Of Total Assets

	2011	2010
Ireland	$920.0	$852.6
United States	753.8	1,081.7
Bermuda	41.9	56.9
Rest of world	38.1	26.3

Total assets	$1,753.8	$2,017.5

Schedule Of Segment Information On Property, Plant And Equipment By Region

	2011	2010
United States	$78.4	$116.5
Ireland	4.8	171.0

Total property, plant and equipment	$83.2	$287.5

Schedule Of Goodwill And Other Intangible Assets By Region

	2011	2010
United States	$192.1	$242.9
Ireland	109.1	124.9
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$309.9	$376.5

Schedule Of Segment Information By Major Customer

	2011	2010	2009
AmerisourceBergen Corporation	60%	52%	49%
Biogen Idec	25%	22%	19%

Goodwill [Member]
Segment Reporting Information [Line Items]
Schedule Of Reconciliation Of Goodwill From Segments To Consolidated

	2011	2010
BioNeurology	$207.4	$207.4
EDT	—	49.7

Total goodwill	$207.4	$257.1

Net Gain On Divestment Of Business (Tables)	12 Months Ended
Dec. 31, 2011
EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Net Gain On Divestment Of Business

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets(1)	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

(1)	Includes goodwill of $49.7 million allocated to the EDT business.

AIP [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Net Gain On Divestment Of Business

Investment in Janssen AI	$235.0
Intangible assets(1)	(68.0)
Biologics and fill-finish impairment(2)	(41.2)
Transaction costs	(16.8)
Share based compensation	1.2
Other	(1.5)

Net gain on divestment of business	$108.7

(1)	Includes goodwill of $10.3 million allocated to the AIP business.

(2)

As a result of the disposal of the AIP business, we re-evaluated the longer term biologics manufacturing and fill-finish requirements, and consequently recorded a non-cash asset impairment charge related to these activities of $41.2 million.

Other Net (Gains)/Charges (Tables)	12 Months Ended
Dec. 31, 2011
Other Net (Gains)/Charges [Abstract]
Schedule Of Other Net (Gains)/Charges

		2011	2010	2009
(a)	Severance, restructuring and other costs	$20.4	$19.6	$29.0
(b)	Facilities and other asset impairment charges	21.9	16.7	16.1
(c)	Legal settlements and awards	(84.5)	12.5	(13.4)
(d)	In-process research and development costs	—	6.0	5.0
(e)	Divestment of Prialt business	—	1.5	—
(f)	Intangible asset impairment charges	—	—	30.6

Total other net (gains)/charges		$(42.2)	$56.3	$67.3

Net Interest Expense (Tables)	12 Months Ended
Dec. 31, 2011
Net Interest Expense [Abstract]
Schedule Of Net Interest Expenses

	2011	2010	2009
Interest expense:
2016 Notes issued October 2009	$52.3	$54.5	$13.5
2013 Fixed Rate Notes	31.8	40.9	41.3
2011 Floating Rate Notes	—	9.4	15.0
2016 Notes issued August 2010	16.7	6.5	—
2013 Floating Rate Notes	0.4	5.2	7.7
2011 Fixed Rate Notes	—	—	52.9
Amortization of deferred financing costs	5.3	5.4	5.5
Foreign exchange (gain)/loss	(1.0)	(3.1)	2.4
Other	1.3	0.2	0.9

Interest expense	$106.8	$119.0	$139.2

Interest income:
Cash and cash equivalents interest	$(0.7)	$(1.2)	$(1.1)
Investment interest	(0.2)	—	(0.2)

Interest income	$(0.9)	$(1.2)	$(1.3)

Net interest expense	$105.9	$117.8	$137.9

Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Losses On Equity Method Investments

	Janssen AI	Proteostasis	Alkermes plc	Total
January 1, 2010	$235.0	$—	$—	$235.0
Net loss on equity method investments	(26.0)	—	—	(26.0)

December 31, 2010	209.0	—	—	209.0
Addition	—	20.0	528.6	548.6
Net loss on equity method investments	(78.4)	(2.7)	(0.7)	(81.8)

December 31, 2011	$130.6	$17.3	$527.9	$675.8

Summarized Income Statement

	2011	2010	2009
R&D expenses for the year/period	$185.3	$141.2	$36.0
Net loss for the year/period	$216.3	$173.6	$47.0

Janssen AI [Member]
Summarized Balance Sheet

	2011	2010
Current assets	$12.9	$14.3
Non-current assets	$688.6	$688.7
Current liabilities	$60.2	$34.5
Non-current liabilities	$8.9	$9.0

Alkermes Plc [Member]
Summarized Balance Sheet

2011
Current assets	$355.7
Non-current assets	$1,148.4
Current liabilities	$0.9
Non-current liabilities	$504.1

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	2011	2010	2009
Irish corporation tax — current	$—	$0.5	$0.3
Irish corporation tax — deferred	(0.1)	0.3	1.0
Foreign taxes — current	(3.4)	1.5	9.3
Foreign taxes — deferred	51.1	(0.2)	35.8

Provision for income taxes	$47.6	$2.1	$46.4

Tax expense reported in shareholders' equity related to equity awards	—	2.4	3.6

Schedule Of Effective Tax Rate Differs From The Irish Tax Rate

	2011	2010	2009
Irish standard tax rate	12.5%	12.5%	12.5%
Taxes at the Irish standard rate	$76.0	$(40.3)	$(16.2)
Irish income at rates other than Irish standard rate	(50.2)	(0.6)	0.5
Foreign income at rates other than the Irish standard rate	(29.4)	(68.0)	2.1
Deferred tax impact of new state tax rules	40.0	—	—
Adjustments to non U.S. valuation allowance	2.6	47.7	72.1
Zonegran settlement(1)	—	59.2	—
Permanent differences	7.7	3.4	(6.6)
R&D tax credit	(0.4)	(2.3)	(3.0)
Other	1.3	3.0	(2.5)

Income tax expense	$47.6	$2.1	$46.4

(1)

In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

Distribution Of Profit/(Loss) Before Provision For Income Taxes By Geographical Area

	2011	2010	2009
Ireland	$327.6	$(405.9)	$(519.7)
Foreign	280.5	83.3	389.9

Income/(loss) before provision for income taxes	$608.1	$(322.6)	$(129.8)

Schedule Of Deferred Tax

	2011	2010
Deferred tax liabilities:

Property, plant and equipment	$(0.3)	$(4.4)

Total deferred tax liabilities	$(0.3)	$(4.4)

Deferred tax assets:
Net operating losses	$327.5	$420.5
Deferred interest	236.4	215.4
Intangibles/capitalized items	8.2	13.4
Tax credits	84.8	84.1
Reserves/provisions	41.1	56.8
Property, plant and equipment	6.8	3.8
Share-based compensation expense	30.8	34.7
Other	16.4	4.8

Total deferred tax assets	$752.0	$833.5

Valuation allowance	$(606.6)	$(633.0)

Net deferred tax asset	$145.1	$196.1

Schedule Of Unused Tax Loss Carry Forwards

	At December 31, 2011
	Ireland	U.S. State	U.S. Federal	Rest of World	Total
One year	$—	$2.3	$—	$8.6	$10.9
Two years	—	—	—	5.5	5.5
Three years	—	—	—	—	—
Four years	—	41.0	—	—	41.0
Five years	—	83.3	—	—	83.3
More than five years	2,477.0	74.8	494.6	0.7	3,047.1

Total	$2,477.0	$201.4	$494.6	$14.8	$3,187.8

Schedule Of Unrecognized Tax Benefits

	2011	2010	2009
Balance at January 1	$73.4	$71.3	$68.9
Tax positions related to current year:
Additions	3.3	3.2	3.0
Tax positions related to prior years:
Additions	—	—	2.7
Reduction	(13.1)	(1.0)	(0.8)
Settlements	(2.1)	—	(1.2)
Expiration of statutes of limitations	—	(0.1)	(1.3)

Balance at December 31	$61.5	$73.4	$71.3

Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income/(Loss) Per Share [Abstract]
Schedule Of Basic And Diluted Net Income/(Loss) Per Share

	2011	2010	2009
Net income/(loss) (in millions)	$560.5	$(324.7)	$(176.2)

Basic weighted-average number of Ordinary Shares outstanding (in millions)	587.6	584.9	506.8
Basic net income/(loss) per Ordinary Share	$0.95	$(0.56)	$(0.35)

Diluted weighted-average number of Ordinary Shares outstanding (in millions)	593.5	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$0.94	$(0.56)	$(0.35)

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Schedule Of Accounts Receivable

	2011	2010
Accounts receivable	$167.7	$192.0
Less amounts provided for doubtful accounts	—	(0.4)

Accounts receivable, net	$167.7	$191.6

Schedule Of Allowance For Doubtful Accounts

	2011	2010
Allowance for doubtful accounts:
Balance at 1 January	$(0.4)	$(0.4)
Income statement charge	—	(0.4)
Reversal of prior year allowance	0.4	—
Amounts utilized	—	0.4

Balance at 31 December	$—	$(0.4)

Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable

	2011	2010
AmerisourceBergen Corp.	65%	44%
Biogen Idec	35%	25%

Schedule Of Aging Analysis Of Trade Receivables

	2011	2010
Up to 3 months	$—	$0.6

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of Current Investment Securities

	2011	2010
Equity securities — current, at cost	$0.3	$0.4
Unrealized gains on equity securities	0.1	1.7
Unrealized losses on equity securities	(0.1)	(0.1)

Total investment securities — current	$0.3	$2.0

Schedule Of Non-Current Investment Securities

	2011	2010
Equity securities — non-current, at cost less impairments	$9.8	$9.2
Debt securities — non-current, at cost less impairments	—	0.3
Unrealized (losses)/gains on debt securities	—	(0.1)

Total investment securities — non-current	$9.8	$9.4

Schedule Of Net Investment (Gains)/Losses

	2011	2010	2009
Net gains on sale of current investment securities	$(0.1)	$(4.9)	$(1.2)
Derivative fair value gains	—	(1.2)	(0.3)
Net gains on sale of non-current investment securities	(2.3)	(7.9)	—

Net investment gains on investment securities	(2.4)	(14.0)	(1.5)
Other	(0.2)	1.2	0.9

Net investment gains	$(2.6)	$(12.8)	$(0.6)

Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Schedule Of Product Inventories

	2011	2010
Raw materials	$—	$10.0
Work-in-process	—	6.0
Finished goods	23.8	23.0

Total inventory	$23.8	$39.0

Prepaid And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid And Other Current Assets [Abstract]
Schedule Of Prepaid And Other Current Assets

	2011	2010
Deferred consideration	$11.4	$—
Prepayments	10.8	11.6
Other current assets	3.5	3.8

Total prepaid and other current assets	$25.7	$15.4

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	Land & Buildings	Plant & Equipment	Total

	(In millions)
Cost:
At January 1, 2010	$353.0	$304.5	$657.5
Additions	24.3	16.5	40.8
Disposals	(1.4)	(1.1)	(2.5)

At December 31, 2010	$375.9	$319.9	$695.8

Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Accumulated depreciation and impairment:
At January 1, 2010	$(143.1)	$(221.6)	$(364.7)
Charged in year	(13.4)	(21.5)	(34.9)
Impairment	(10.7)	(0.3)	(11.0)
Disposals	—	2.3	2.3

At December 31, 2010	$(167.2)	$(241.1)	$(408.3)

Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	(21.7)	(41.2)	(62.9)

Net book value: December 31, 2011	$60.5	$22.7	$83.2

Net book value: December 31, 2010	$208.7	$78.8	$287.5

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Goodwill And Other Intangible Assets

	Goodwill	Other Intangible Assets	Total
	(In millions)
Cost:
At January 1, 2010	$257.7	$783.6	$1,041.3
Additions	—	3.4	3.4
Disposals	(0.6)	(361.0)	(361.6)

At December 31, 2010	$257.1	$426.0	$683.1

Additions	—	2.6	2.6
Disposals	(49.7)	(173.0)	(222.7)
Impairment	—	(0.3)	(0.3)

At December 31, 2011	$207.4	$255.3	$462.7

Accumulated amortization:
At January 1, 2010	$—	$(623.9)	$(623.9)
Charged in year	—	(28.4)	(28.4)
Disposals	—	346.6	346.6
Impairment	—	(0.9)	(0.9)

At December 31, 2010	$—	$(306.6)	$(306.6)

Charged in year	—	(15.9)	(15.9)
Disposals	—	169.7	169.7

At December 31, 2011	—	(152.8)	(152.8)

Net book value: December 31, 2011	$207.4	$102.5	$309.9

Net book value: December 31, 2010	$257.1	$119.4	$376.5

Schedule Of Other Intangible Assets

	2011	2010
Tysabri	$96.9	$109.5
Other intangible assets	5.6	9.9

Total other intangible assets	$102.5	$119.4

Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets

Year ending December 31, 2012	$14.7
2013	14.3
2014	13.5
2015	12.6
2016	12.1
2017 and thereafter	35.3

Total	$102.5

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Schedule Of Non-Current Other Assets

	2011	2010
Deferred financing costs	$11.1	$21.3
Deferred consideration	—	10.2
Other	13.4	13.9

Total other assets	$24.5	$45.4

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Schedule Of Accrued And Other Current Liabilities

	2011	2010
Accrued royalties payable	$73.3	$63.3
Payroll and related taxes	32.5	40.9
Accrued rebates	31.7	22.6
Sales and marketing accruals	23.4	22.0
Clinical trial accruals	15.2	13.8
Accrued interest	11.4	18.3
Restructuring accruals	9.7	12.9
Deferred rent	1.9	3.5
Litigation accruals	0.7	207.0
Deferred revenue	0.3	1.0
Transition Collaboration Agreement modification payment	—	9.0
Other accruals	29.8	28.2

Total accrued and other current liabilities	$229.9	$442.5

Schedule Of Other Long-Term Liabilities

	2011	2010
Deferred rent	$17.0	$18.8
Unfunded pension liability	12.2	19.9
Accrued income tax payable	6.2	11.1
Deferred revenue	0.4	0.7
Other	24.9	20.6

Total other long-term liabilities	$60.7	$71.1

Schedule Of Rollforward Of The Severance, Restructuring And Other Charges Accrual

Balance at December 31, 2008	$10.9
Restructuring and other charges	30.3
Reversal of prior year accrual	(0.6)
Cash payments	(34.8)
Non-cash charges	(1.7)

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

Long-term debt at December 31, 2010 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2013 Fixed Rate Notes	December 2013	449.5	—	449.5
2013 Floating Rate Notes	December 2013	10.5	—	10.5
2016 Notes issued October 2009	October 2016	625.0	(7.0)	618.0
2016 Notes issued August 2010	October 2016	200.0	(7.6)	192.4

Total debt		$1,285.0	$(14.6)	$1,270.4

Share Capital (Tables)	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Schedule Of Authorized Share Capital

	No. of Ordinary Shares
Authorized Share Capital	2011	2010
Ordinary Shares (par value €0.05)	810,000,000	810,000,000
Executive Shares (par value €1.25) (the Executive Shares)	1,000	1,000
"B" Executive Shares (par value €0.05) (the "B" Executive Shares)	25,000	25,000

Schedule Of Issued And Fully Paid Share Capital

	At December 31, 2011		At December 31, 2010
Issued and Fully Paid Share Capital	Number	$000s	Number	$000s
Ordinary Shares	589,346,275	36,158	585,201,576	35,850
Executive Shares	1,000	2	1,000	2
"B" Executive Shares	21,375	2	21,375	2

Accumulated Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income/(Loss) [Abstract]
Schedule Of Accumulated OCI Net

	2011	2010
Net unrealized gains on investment securities	$—	$1.5
Currency translation adjustments	(0.1)	(11.2)
Unamortized net actuarial loss on pension plans	(37.0)	(32.8)
Unamortized prior service cost on pension plans	(0.3)	(0.6)

Accumulated other comprehensive loss	$(37.4)	$(43.1)

Pension And Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Other Employee Benefit Plans [Line Items]
Schedule Of Changes In Projected Benefit Obligation

	2011	2010
Projected benefit obligation at January 1	$97.3	$87.5
Service cost	3.4	3.2
Interest cost	4.6	4.2
Plan participants' contributions	1.5	1.7
Actuarial loss	6.7	7.8
Benefits paid and other disbursements	(1.6)	(1.3)
Curtailment gain	(8.8)	—
Foreign currency exchange rate changes	(3.4)	(5.8)

Projected benefit obligation at December 31	$99.7	$97.3

Schedule Of Changes In Plan Assets

	2011	2010
Fair value of plan assets at beginning of year	$77.4	$71.3
Actual (loss)/gain on plan assets	(2.7)	7.4
Employer contribution	16.2	3.0
Plan participants' contributions	1.5	1.7
Benefits paid and other disbursements	(1.6)	(1.4)
Foreign currency exchange rate changes	(3.3)	(4.6)

Fair value of plan assets at end of year	$87.5	$77.4

Unfunded status at end of year	$(12.2)	$(19.9)
Unamortized net actuarial loss in accumulated OCI	37.0	32.8
Unamortized prior service cost in accumulated OCI	0.3	0.6

Net amount recognized	$25.1	$13.5

Schedule Of Amounts Recognized In Consolidated Balance Sheet

	2011	2010
Unfunded status — non-current liability	$(12.2)	$(19.9)
Accumulated OCI	37.3	33.4

Net amount recognized	$25.1	$13.5

Schedule Of Net Periodic Pension Cost

	2011	2010	2009
Service cost	$3.4	$3.2	$3.1
Interest cost	4.6	4.2	3.7
Expected return on plan assets	(5.0)	(4.9)	(3.5)
Amortization of net actuarial loss	1.4	1.2	1.3
Amortization of prior service cost	0.2	—	0.1

Net periodic pension cost	$4.6	$3.7	$4.7

Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation

	2011	2010
Discount rate	4.3%	4.7%
Expected return on plan assets	5.5%	6.2%
Rate of compensation increase	3.4%	3.5%

Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost

	Increase/(decrease) in Projected Benefit Obligation	Increase/(decrease) in Service Cost	Increase/(decrease) in Net Periodic Pension Cost
Increase of 0.25% in discount rate	$(6.8)	$(0.1)	$(0.6)
Decrease of 0.25% in discount rate	7.4	0.1	0.6
Increase of 0.25% in salary and inflation rates	7.0	0.1	0.9
Decrease of 0.25% in salary and inflation rates	(6.5)	(0.1)	(0.9)
Increase of one year in life expectancy	2.8	—	0.4
Decrease of one year in life expectancy	(2.8)	—	(0.4)
Increase of 0.25% in pension increase assumption	2.7	—	0.3
Decrease of 0.25% in pension increase assumption	(2.5)	—	(0.3)

Schedule Of Weighted-Average Asset Allocations

	2011	2010
Equities	47.1%	60.2%
Bonds	18.5%	20.7%
Property	0.7%	0.9%
Cash	13.3%	0.0%
Absolute return fund	20.4%	18.2%

Total	100.0%	100.0%

Schedule Of Long-Term Asset Allocation Ranges

Equities	60%-80%
Bonds	10%-40%
Property	0%-10%
Other	0%-10%

Schedule Of Expected Long-Term Rate Of Return On Assets

	2011	2010
Equities	7.0%	7.3%
Property	6.0%	6.3%
Bonds	3.5%	3.8%
Cash	2.0%	2.1%
Absolute return fund	6.0%	5.5%

Schedule Of Fair Value Of Pension Plan Assets

	Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Equities	$41.2	$—	$—	$41.2
Bonds	16.2	—	—	16.2
Property	—	—	0.6	0.6
Cash	11.6	—	—	11.6
Absolute return fund	17.9	—	—	17.9

Total	$86.9	$—	$0.6	$87.5

Summary Of The Changes In Fair Value Of Level 3 Pension Plan Assets

Total
Beginning balance at January 1, 2011	$0.7
Unrealized loss on property assets	(0.1)

Ending balance at December 31, 2011	$0.6

At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Schedule Of Average Life Expectancy In Years Of A Current Pensioner Retiring

	2011	2010
Females	23.4	23.3
Males	21.7	21.6

At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Schedule Of Average Life Expectancy In Years Of A Current Pensioner Retiring

	2011	2010
Females	24.4	24.3
Males	22.6	22.5

At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Schedule Of Average Life Expectancy In Years Of A Current Pensioner Retiring

	2011	2010
Females	25.3	25.2
Males	23.5	23.4

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Schedule Number Of Options Outstanding

	2011	2010
1996 Plan	3,663	4,231
1998 Plan	123	472
1999 Plan	3,364	4,073
2006 LTIP	12,301	9,432

Total	19,451	18,208

Schedule Of Total Employee And Non-Employee Stock Options Outstanding Vested And Expected To Vest And Exercisable

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2009	18,227	$15.57
Exercised	(163)	2.54
Granted	2,422	6.74
Forfeited	(440)	9.28
Expired	(1,838)	30.71

Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55	5.7	$87.2

Vested and expected to vest at December 31, 2011	18,821	$10.66	5.6	$83.2

Exercisable at December 31, 2011	13,891	$11.51	4.4	$53.7

(1)	Weighted-average exercise price

Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$1.93-$10.00	11,907	6.4	$6.65	6,791	4.6	$6.17
$10.01-$25.00	6,094	4.4	14.47	5,845	4.2	14.59
$25.01-$35.80	1,450	5.1	26.12	1,255	4.9	26.10

$1.93-$35.80	19,451	5.7	$10.55	13,891	4.4	$11.51

Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions

	2011	2010	2009
Risk-free interest rate	1.56%	2.04%	1.55%
Expected volatility	52.4%	65.4%	92.0%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Schedule Of Restricted Stock Units

	No. of RSUs	Weighted-Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2009	3,020	$14.06
Granted	2,957	6.87
Vested	(781)	17.81
Forfeited	(554)	9.65

Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63

Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted

	2011	2010	2009
Weighted-average share price	$8.00	$5.61	$6.57
Weighted-average exercise price	$6.80	$4.77	$5.58
Expected volatility(1)	49.7%	63.9%	84.6%
Expected life	6 months	6 months	3 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.16%	0.21%	0.15%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Schedule Of Share-Based Compensation Expense

	2011	2010	2009
Cost of sales	$1.1	$1.6	$2.2
Selling, general and administrative expenses	16.6	17.4	17.0
Research and development expenses	14.9	11.5	11.8
Other net charges	1.1	1.0	1.7
Net gain/(loss) on divestment of business	1.6	—	(1.2)

Total	$35.3	$31.5	$31.5

Schedule Of Share-Based Compensation Arose Under Awards

	2011	2010	2009
Stock options	$14.0	$13.4	$16.8
RSUs	20.7	17.2	13.6
EEPP	0.6	0.9	1.1

Total	$35.3	$31.5	$31.5

Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Schedule Of Fair Value Of Pension Plan Assets

2011	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash and cash equivalents— current	2.6	—	—	2.6
Restricted cash and cash equivalents— non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

2010	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$422.5	$—	$—	$422.5
Restricted cash — current	208.2	—	—	208.2
Restricted cash — non-current	14.9	—	—	14.9
Available-for-sale equity securities — current	2.0	—	—	2.0
Available-for-sale debt securities — non-current	—	—	0.2	0.2

Total	$647.6	$—	$0.2	$647.8

Schedule Of Changes In Fair Value Of Financial Assets Measured At Fair Value On A Recurring Basis

2011	Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

2010	Auction Rate Securities	Warrants	Total
Beginning balance at January 1, 2010	$0.4	$0.4	$0.8
Realized gains included in net investment gains	—	1.2	1.2
Unrealized losses included in other comprehensive income	(0.2)	—	(0.2)
Redemptions	—	(1.6)	(1.6)

Ending balance at December 31, 2010	$0.2	$—	$0.2

Schedule Of Principal Amounts And Fair Values Of Debt Instruments

	2011		2010
	Principal Amount	Fair Value	Principal Amount	Fair Value
2016 Notes issued October 2009	$472.1	$503.4	$625.0	$624.2
2016 Notes issued August 2010	152.4	161.7	200.0	193.4
2013 Fixed Rate Notes	—	—	449.5	458.5
2013 Floating Rate Notes	—	—	10.5	10.5

Total debt instruments	$624.5	$665.1	$1,285.0	$1,286.6

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule Of Future Minimum Rental Commitments For Operating Leases

Due in:
2012	$32.4
2013	21.6
2014	20.8
2015	14.5
2016	14.8
2017 and thereafter	112.6

Total	$216.7	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Schedule Of Transactions With Directors

Non-Executive Directors' Terms of Appointment

Period	Three-year term which can be extended by mutual consent, contingent on satisfactory performance and re-election at the Annual General Meeting (AGM).
Termination	By the director or the Company at each party's discretion without compensation.
Fees	Board Membership Fees
	Chairman's Fee	$150,000	(1)
	Director's Fee	$55,000	(2)

	Additional Board/Committee Fees
	Lead Independent Director's Fee	$20,000
	Audit Committee Chairman's Fee	$25,000	(3)
	Audit Committee Member's Fee	$15,000
	Other Committee Chairman's Fee	$20,000	(3)
	Other Committee Member's Fee	$12,500
Equity

Non-executive directors are entitled to be considered for an annual equity award, based on the recommendation of the Leadership, Development and Compensation Committee (LDCC) and supported by the advice of the LDCC's compensation consultants. Such equity awards are normally granted in February of each year and are currently made in the form of RSUs. The awards made in February 2012 had the following grant date fair values:

	Chairman	$400,000	(1)
	Other non-executive directors	$200,000	(2)
Expenses	Reimbursement of travel and other expenses reasonably incurred in the performance of their duties.
Time commitment	Five scheduled in-person board meetings, the AGM and relevant committee meetings depending upon board/committee requirements and general corporate activity.

Non-executive board members are also expected to be available for a number of unscheduled board and committee meetings, where applicable, as well as to devote appropriate preparation time ahead of each meeting.

Confidentiality	Information acquired by each director in carrying out their duties is deemed confidential and cannot be publicly released without prior clearance from the chairman of the board.

(1)

The chairman's compensation for 2012 consists of a fee of $150,000 (2011: $250,000) and RSUs with a grant date fair value of $400,000 (2011: $200,000), amounting to a total value of $550,000 in 2012 (2011:$450,000). The chairman does not receive additional compensation for sitting on board committees.

(2)

Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2011, Dr. Ekman, Mr. McGowan and Mr. McLaughlin elected to receive their fee payments in the form of RSUs.

(3)	Inclusive of committee membership fee.

Supplemental Guarantor Information (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Guarantor Information [Abstract]
Condensed Consolidating Statements Of Operations

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$2,083.4	$—	$(837.4)	$1,246.0
Cost of sales	—	—	1,277.8	—	(638.1)	639.7

Gross margin	—	—	805.6	—	(199.3)	606.3
Operating expenses:					—
Selling, general and administrative expenses	—	43.5	235.3	5.1	(55.2)	228.7
Research and development expenses	—	—	352.6	22.8	(142.9)	232.5
Net gain on divestment of businesses	—	—	(585.9)	(67.0)	—	(652.9)
Other net (gains)/charges	—	—	(41.0)	—	(1.2)	(42.2)

Total operating expenses	—	43.5	(39.0)	(39.1)	(199.3)	(233.9)

Operating income/(loss)	—	(43.5)	844.6	39.1	—	840.2

Share of net gains/(losses) of subsidiaries	—	604.0	—	—	(604.0)	—
Net interest and investment (gains)/losses	0.1	—	243.0	(11.0)	—	232.1

Income/(loss) before provision for income taxes	(0.1)	560.5	601.6	50.1	(604.0)	608.1
Provision/(benefit from) for income taxes	(0.1)	—	47.7	—	—	47.6

Net income/(loss)	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$1,891.8	$—	$(722.1)	$1,169.7
Cost of sales	—	—	1,071.6	—	(488.3)	583.3

Gross margin	—	—	820.2	—	(233.8)	586.4
Operating expenses:
Selling, general and administrative expenses	—	62.8	239.8	5.2	(53.1)	254.7
Research and development expenses	—	—	429.8	9.1	(180.2)	258.7
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges	—	0.9	56.4	(0.5)	(0.5)	56.3

Total operating expenses	—	63.7	931.3	13.8	(233.8)	775.0

Operating income/(loss)	—	(63.7)	(111.1)	(13.8)	—	(188.6)

Share of net gains/(losses) of subsidiaries	—	(261.0)	—	—	261.0	—
Net interest and investment (gains)/losses	(1.2)	—	141.0	(5.8)	—	134.0

Income/(loss) before provision for income taxes	1.2	(324.7)	(252.1)	(8.0)	261.0	(322.6)
Provision for income taxes	0.3	—	1.8	—	—	2.1

Net income/(loss)	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$0.8	$1,932.1	$0.5	$(820.4)	$1,113.0
Cost of sales	—	—	993.9	—	(433.2)	560.7

Gross margin	—	0.8	938.2	0.5	(387.2)	552.3
Operating expenses:
Selling, general and administrative expenses	—	57.0	286.4	—	(75.2)	268.2
Research and development expenses	—	—	595.7	0.2	(302.3)	293.6
Net gain on divestment of businesses			(108.7)	—	—	(108.7)
Other net charges	—	—	67.0	0.3	—	67.3

Total operating expenses	—	57.0	840.4	0.5	(377.5)	520.4

Operating income/(loss)	—	(56.2)	97.8	—	(9.7)	31.9

Share of net gains/(losses) of subsidiaries	—	(120.1)	—	—	120.1	—
Net interest and investment (gains)/losses	(1.6)	(0.1)	183.7	(0.2)	(20.1)	161.7

Income/(loss) before provision for/(benefit from) income taxes	1.6	(176.2)	(85.9)	0.2	130.5	(129.8)
Provision for/(benefit from) income taxes	0.4	—	46.0	—	—	46.4

Net income/(loss)	$1.2	$(176.2)	$(131.9)	$0.2	$130.5	$(176.2)

Condensed Consolidating Balance Sheets

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
	ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	261.8	(7,684.0)	—

Total current liabilities	11.6	1,975.5	5,703.6	261.8	(7,676.2)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	261.8	(19,471.6)	952.0
Shareholders' equity/(deficit)	(1.8)	801.8	6,852.7	686.1	(7,537.0)	801.8

Total liabilities and shareholders' equity/(deficit)	$624.8	$2,964.8	$24,224.9	$947.9	$(27,008.6)	$1,753.8

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.7	$0.3	$279.4	$141.1	$—	$422.5
Restricted cash — current	—	—	208.2	—	—	208.2
Accounts receivable, net	—	—	191.6	—	—	191.6
Investment securities — current	—	—	2.0	—	—	2.0
Inventory	—	—	56.6	—	(17.6)	39.0
Intercompany receivables	16.3	2,432.1	4,088.0	79.1	(6,615.5)	—
Deferred tax assets — current	0.2	—	41.6	—	—	41.8
Prepaid and other current assets	—	—	15.4	—	—	15.4

Total current assets	18.2	2,432.4	4,882.8	220.2	(6,633.1)	920.5
Property, plant and equipment, net	—	—	287.5	—	—	287.5
Goodwill and other intangible assets, net	—	—	123.9	—	252.6	376.5
Equity method investment	—	—	209.0	—	—	209.0
Investment securities — non-current	—	—	9.4	—	—	9.4
Investments in subsidiaries	—	—	12,306.7	1.8	(12,308.5)	—
Restricted cash — non-current	—	—	14.9	—	—	14.9
Intercompany receivables	1,247.0	8.1	7,118.3	186.1	(8,559.5)	—
Deferred tax assets — non-current	0.4	—	153.9	—	—	154.3
Other assets	21.3	—	24.1	—	—	45.4

Total assets	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$39.2	$—	$—	$39.2
Accrued and other current liabilities	18.3	4.8	416.9	(0.4)	2.9	442.5
Intercompany payables	—	2,088.0	5,693.1	12.5	(7,793.6)	—

Total current liabilities	18.3	2,092.8	6,149.2	12.1	(7,790.7)	481.7
Long term debts	1,270.4	—	—	—	—	1,270.4
Intercompany payables	—	133.5	12,628.5	4.4	(12,766.4)	—
Other liabilities	—	19.9	55.8	—	(4.6)	71.1

Total liabilities	1,288.7	2,246.2	18,833.5	16.5	(20,561.7)	1,823.2
Shareholders' equity/(deficit)	(1.8)	194.3	6,297.0	391.6	(6,686.8)	194.3
Total liabilities and shareholders' equity/(deficit)	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

Condensed Consolidating Statements Of Cash Flows

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of non-current investment securities	—	—	2.5	—	—	2.5
Sale of current investment securities	—	—	0.3	—	—	0.3
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Intercompany investments/capital contributions	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in)	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

operating activities
Cash flows from investing activities:						—
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of non-current investment securities	—	—	7.9	—	—	7.9
Sale of current investment securities	—	—	8.5	—	—	8.5
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$264.4	$(869.9)	$519.3	$(0.1)	$—	$(86.3)

Cash flows from investing activities:
Decrease in restricted cash	—	—	3.5	—	—	3.5
Proceeds from disposal of property, plant and equipment	—	—	7.3	—	—	7.3
Purchase of property, plant and equipment	—	—	(43.5)	—	—	(43.5)
Purchase of intangible assets	—	—	(52.4)	—	—	(52.4)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of current investment securities	—	—	28.9	—	—	28.9

Net cash used in investing activities	—	—	(56.8)	—	—	(56.8)

Cash flows from financing activities:
Issue of share capital	—	868.0	—	—	—	868.0
Proceeds from employee stock issuances	—	4.0	—	—	—	4.0
Repayment of loans	(867.8)	—	—	—	—	(867.8)
Net proceeds from debt issuances	603.0	—	—	—	—	603.0
Intercompany investments/capital contributions	—	—	(399.7)	399.7	—	—
Repayment of government grants	—	—	(5.4)	—	—	(5.4)
Excess tax benefit from share-based compensation	—	—	2.3	—	—	2.3

Net cash provided by/(used in) financing activities	(264.8)	872.0	(402.8)	399.7	—	604.1

Effect of exchange rate changes on cash	—	—	0.2	—	—	0.2

Net increase/(decrease) in cash and cash equivalents	(0.4)	2.1	59.9	399.6	—	461.2
Cash and cash equivalents at beginning of year	10.2	1.4	361.7	2.0	—	375.3

Cash and cash equivalents at end of year	$9.8	$3.5	$421.6	$401.6	$—	$836.5

Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 months	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2011 Johnson And Johnson [Member]	Sep. 30, 2009 Johnson And Johnson [Member]
Equity investment percentage				49.90%	49.90%
Percentage of tax benefits recognized upon settlement	50.00%
Funding commitment	$ 400				$ 500		$ 500		$ 500
Maximum additional funding commitment	400							400	400
Equity method investment, difference between carrying value and book value	300				185	120
Percentage of cash discounts	2.00%
Time period prior to expiration date goods are returnable, in months	6
Time period after expiration date goods are returnable, in months	12
Advertising expenses	$ 0.6	$ 0.7	$ 1.7
Cumulative unrecognized net actuarial gain or loss percentage	10.00%

Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum	40
Estimated useful lives, minimum	15
Plant And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum	10
Estimated useful lives, minimum	3
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	Shorter of expected useful life or lease term

Revenue (Schedule Of Revenue) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Revenue	$ 1,246	$ 1,169.7	$ 1,113
Bio Neurology Business [Member]
Revenue [Line Items]
Revenue	1,068.1	895.6	837.1
EDT Business [Member]
Revenue [Line Items]
Revenue	$ 177.9	$ 274.1	$ 275.9

Revenue (Schedule Of Revenue From Business) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Product revenue	$ 1,236.1	$ 1,156	$ 1,094.3
Total revenue	1,246	1,169.7	1,113
Bio Neurology Business [Member]
Revenue [Line Items]
Product revenue	1,068.1	894.6	837.1
Contract revenue		1
Total revenue	1,068.1	895.6	837.1
EDT Business [Member]
Revenue [Line Items]
Other	60	76.8	90
Product revenue	168	261.4	257.2
Research revenue	6	8.2	8.2
Milestone payments	3.9	4.5	10.5
Contract revenue	9.9	12.7	18.7
Total revenue	177.9	274.1	275.9
Tysabri U. S. [Member]
Revenue [Line Items]
Product revenue	746.5	593.2	508.5
Total revenue	746.5	593.2	508.5
Tysabri ROW [Member]
Revenue [Line Items]
Product revenue	317.6	258.3	215.8
Total Tysabri [Member]
Revenue [Line Items]
Product revenue	1,064.1	851.5	724.3
Total revenue	1,510.6	1,230	1,059.2
Azactam [Member]
Revenue [Line Items]
Product revenue	0.9	27.2	81.4
Maxipime [Member]
Revenue [Line Items]
Product revenue	0.4	8.2	13.2
Prialt [Member]
Revenue [Line Items]
Product revenue		6.1	16.5
Royalties [Member]
Revenue [Line Items]
Product revenue	2.7	1.6	1.7
TriCor 145 [Member]
Revenue [Line Items]
Product revenue	35.5	54.5	61.6
Focalin XR/Ritalin LA [Member]
Revenue [Line Items]
Product revenue	25.9	33	32.6
Ampyra [Member]
Revenue [Line Items]
Product revenue	22.6	56.8
Verelan [Member]
Revenue [Line Items]
Product revenue	18.1	21.8	22.1
Naprelan [Member]
Revenue [Line Items]
Product revenue	5.9	12.6	16
Skelaxin [Member]
Revenue [Line Items]
Product revenue		$ 5.9	$ 34.9

Revenue (Schedule Of Global In-Market Net Sales Of Tysabri) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Global in-market sales	$ 1,246	$ 1,169.7	$ 1,113
Tysabri U. S. [Member]
Revenue [Line Items]
Global in-market sales	746.5	593.2	508.5
Tysabri ROW [Member]
Revenue [Line Items]
ROW in-market sales	764.1	636.8	550.7
Total Tysabri [Member]
Revenue [Line Items]
ROW in-market sales	1,510.6	1,230	1,059.2
Global in-market sales	$ 1,510.6	$ 1,230	$ 1,059.2

Revenue (Schedule Of Revenue From Tysabri) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Operating expenses	$ 233.9	$ (775)	$ (520.4)
Operating income/(loss)	840.2	(188.6)	31.9
Sales Revenue, Goods, Net	1,236.1	1,156	1,094.3
Elan Corp PLC [Member]
Revenue [Line Items]
Directly incurred costs	110.2	91.8	80.8
Tysabri ROW [Member]
Revenue [Line Items]
Global In Market Net Sales	764.1	636.8	550.7
Elan's share of collaboration operating profit	207.4	166.5	135
Sales Revenue, Goods, Net	317.6	258.3	215.8
Tysabri ROW [Member] | Biogen Idec [Member]
Revenue [Line Items]
Global In Market Net Sales	764.1	636.8	550.7
Tysabri ROW [Member] | Elan Corp PLC And Biogen Idec [Member]
Revenue [Line Items]
Operating expenses	(349.3)	(303.8)	(280.6)
Operating income/(loss)	$ 414.8	$ 333	$ 270.1
Tysabri ROW [Member] | Elan Corp PLC [Member]
Revenue [Line Items]
Share operating income loss percentage	50.00%

Segment Information (Schedule Of Analysis Of Results Of Operations By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Segment Revenue	$ 1,246.2	$ 1,171	$ 1,114.8
Less intersegment sales	(0.2)	(1.3)	(1.8)
Total revenue from external customers	1,246	1,169.7	1,113
Cost of sales	639.7	583.3	560.7
Gross margin	606.3	586.4	552.3
Selling, general and administrative expenses	228.7	254.7	268.2
Research and development expenses	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1)	(108.7)
Other net (gains)/charges	(42.2)	56.3	67.3
Settlement reserve charge		206.3
Total operating expenses	(233.9)	775	520.4
Segment operating income/(loss)	840.2	(188.6)	31.9
Segment Adjusted EBITDA	213	166.5	96.3
Equity method investments	675.8	209	235
Depreciation and amortization	35.8	63.3	75
Capital expenditures	31.4	44.2	43.7
Share-based compensation expense	35.3	31.5	31.5
Intangible asset impairment charges	0.3	0.9	30.6	[1]
Property, plant and equipment impairment charges	10	11	56.2
BioNeurology [Member]
Segment Reporting Information [Line Items]
Segment Revenue	1,068.1	895.6	837.1
Total revenue from external customers	1,068.1	895.6	837.1
Cost of sales	572.7	464.9	444.4
Gross margin	495.4	430.7	392.7
Selling, general and administrative expenses	204.9	215.8	232.3
Research and development expenses	198.2	205	246.1
Net gain on divestment of business	(652.9)	(1)	(108.7)
Other net (gains)/charges	25.9	54	61.6
Settlement reserve charge		206.3
Total operating expenses	(223.9)	680.1	431.3
Segment operating income/(loss)	719.3	(249.4)	(38.6)
Segment Adjusted EBITDA	146.7	62.7	(20.9)
Equity method investments	675.8	209	235
Depreciation and amortization	28	30.3	41.2
Capital expenditures	23.8	28.8	34.8
Share-based compensation expense	29.1	23.6	24.3
Intangible asset impairment charges	0.3	0.9	30.6
Property, plant and equipment impairment charges	10	11	56.2
EDT [Member]
Segment Reporting Information [Line Items]
Segment Revenue	178.1	275.4	277.7
Less intersegment sales	(0.2)	(1.3)	(1.8)
Total revenue from external customers	177.9	274.1	275.9
Cost of sales	67	118.4	116.3
Gross margin	110.9	155.7	159.6
Selling, general and administrative expenses	23.8	38.9	35.9
Research and development expenses	34.3	53.7	47.5
Other net (gains)/charges	(68.1)	2.3	5.7
Total operating expenses	(10)	94.9	89.1
Segment operating income/(loss)	120.9	60.8	70.5
Segment Adjusted EBITDA	66.3	103.8	117.2
Depreciation and amortization	7.8	33	33.8
Capital expenditures	7.6	15.4	8.9
Share-based compensation expense	$ 6.2	$ 7.9	$ 7.2

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.

Segment Information (Schedule Of Reconciliation Of Segment Operating Income/(Loss) To Segment Adjusted EBITDA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment operating income/(loss)	$ 840.2	$ (188.6)	$ 31.9
Depreciation and amortization	35.8	63.3	75
Amortized fees, net	(0.5)	(0.3)	(0.2)
Share-based compensation expense	32.6	30.5	31
Net gain on divestment of business	(652.9)	(1)	(108.7)
Other net charges	(42.2)	56.3	67.3
Settlement reserve charge		206.3
Segment Adjusted EBITDA	213	166.5	96.3
Share-based compensation expense included in other charges	1.1	1	1.7
Share-based compensation credit included in net gain on divestment of business	1.6	0	1.2
BioNeurology [Member]
Segment operating income/(loss)	719.3	(249.4)	(38.6)
Depreciation and amortization	28	30.3	41.2
Amortized fees, net	(0.5)	(0.1)	(0.2)
Share-based compensation expense	26.9	22.6	23.8
Net gain on divestment of business	(652.9)	(1)	(108.7)
Other net charges	25.9	54	61.6
Settlement reserve charge		206.3
Segment Adjusted EBITDA	146.7	62.7	(20.9)
EDT [Member]
Segment operating income/(loss)	120.9	60.8	70.5
Depreciation and amortization	7.8	33	33.8
Amortized fees, net		(0.2)
Share-based compensation expense	5.7	7.9	7.2
Other net charges	(68.1)	2.3	5.7
Segment Adjusted EBITDA	$ 66.3	$ 103.8	$ 117.2

Segment Information (Schedule Of Reconciliation Of Segment Operating Income/(Loss) To Net Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information [Abstract]
Operating income/(loss)	$ 840.2	$ (188.6)	$ 31.9
Net interest and investment losses	232.1	134	161.7
Provision for income taxes	47.6	2.1	46.4
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)

Segment Information (Revenue Analysis By Segment: Goodwill) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total goodwill	$ 207.4	$ 257.1
BioNeurology [Member]
Total goodwill	207.4	207.4
EDT [Member]
Total goodwill		$ 49.7

Segment Information (Revenue Analysis By Segment: Total Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total assets	$ 1,753.8	$ 2,017.5
BioNeurology [Member]
Total assets	1,753.8	1,595.2
EDT [Member]
Total assets		$ 422.3

Segment Information (Schedule Of Revenue By Region (By Destination Of Customers)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,246	$ 1,169.7	$ 1,113
United States [Member]
Revenue	867.8	822.8	791
Ireland [Member]
Revenue	37.7	56	65.8
Rest Of World [Member]
Revenue	$ 340.5	$ 290.9	$ 256.2

Segment Information (Schedule Of Total Assets By Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total assets	$ 1,753.8	$ 2,017.5
Ireland [Member]
Total assets	920	852.6
United States [Member]
Total assets	753.8	1,081.7
Bermuda [Member]
Total assets	41.9	56.9
Rest Of World [Member]
Total assets	$ 38.1	$ 26.3

Segment Information (Schedule Of Segment Information On Property, Plant And Equipment By Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment	$ 83.2	$ 287.5
United States [Member]
Property, plant and equipment	78.4	116.5
Ireland [Member]
Property, plant and equipment	$ 4.8	$ 171

Segment Information (Schedule Of Goodwill And Other Intangible Assets By Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total goodwill and other intangible assets	$ 309.9	$ 376.5
United States [Member]
Total goodwill and other intangible assets	192.1	242.9
Ireland [Member]
Total goodwill and other intangible assets	109.1	124.9
Rest Of World [Member]
Total goodwill and other intangible assets	$ 8.7	$ 8.7

Segment Information (Schedule Of Segment Information By Major Customers) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percentage of sales to total revenue	10.00%
Concentration risk percentage	10.00%	10.00%	10.00%
AmerisourceBergen Corporation [Member]
Percentage of sales to total revenue	60.00%	52.00%	49.00%
Biogen Idec [Member]
Percentage of sales to total revenue	25.00%	22.00%	19.00%

Net Gain On Divestment Of Business (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Inc. [Member]	Sep. 16, 2011 Alkermes Inc. [Member]	Dec. 31, 2009 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2010 AIP [Member]	Dec. 31, 2009 AIP [Member]	Dec. 31, 2011 AIP [Member] Janssen AI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from divesture of business	$ 500	$ 4.3			$ 500
Ordinary shares received from divesture of businesses	31.9
Equity method investment in subsidiary				49.90%	25.00%				49.90%
Continuing ownership interest						75.00%
Carrying amount of equity method investment, less carrying value and transaction costs	675.8	209	235		527.9		528.6	235	130.6	209			235
Net gain on divestment of business	$ 652.9	$ 1	$ 108.7		$ 652.9			$ 108.7			$ 1	$ 108.7
Equity method investment closing share price							$ 16.57

Net Gain On Divestment Of Business (Schedule Of Net Gain On Divestment Of Business) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 16, 2011	May 31, 2010
Cash consideration	$ 500	$ 4.3
Carrying amount of equity method investment, less carrying value and transaction costs	548.6
Disposed of intangible assets				3.3
Net gain on divestment of business	652.9	1	108.7
Goodwill, costs, disposals	49.7	0.6
Goodwill, costs, disposals				49.7	0.6
Janssen AI [Member]
Intangible assets			(68)
Transaction costs			(16.8)
Biologics and fill-finish impairment			(41.2)
Share based compensation			1.2
Other			(1.5)
Net gain on divestment of business			108.7
Alkermes Plc [Member]
Cash consideration	500
Carrying amount of equity method investment, less carrying value and transaction costs	528.6
Total consideration	1,028.6
Property, plant and equipment	(202)
Goodwill and other intangible assets	(53)
Working capital and other net assets	(84.5)
Transaction costs	(36.2)
Net gain on divestment of business	652.9
AIP [Member]
Goodwill, costs, disposals			10.3
Asset impairment charges			41.2
EDT [Member]
Goodwill, costs, disposals	$ 49.7

Other Net (Gains)/Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Transition Therapeutics, Inc. [Member]	Dec. 31, 2010 Bio Neurology Business [Member]	Dec. 31, 2009 Bio Neurology Business [Member]	Jan. 31, 2011 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Oct. 31, 2010 EDT Business [Member]	Dec. 31, 2011 EDT Business [Member]	Dec. 31, 2009 Watson Pharmaceuticals, Inc. [Member]	Dec. 31, 2009 Nifedipine [Member]	Dec. 31, 2010 PharmatrophiX [Member]	Dec. 31, 2009 PharmatrophiX [Member]	Jun. 30, 2008 Abraxane [Member]	Dec. 31, 2010 Prialt [Member]		Dec. 31, 2009 Prialt [Member]	Feb. 28, 2011 Abraxis [Member]	Dec. 31, 2011 Alcon [Member]	Dec. 31, 2011 Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Modified Agreement [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Original Agreement [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Maximum [Member] Milestone Payments [Member]
Royalty rate to sales of company through the period of verdict																	6.00%
Litigation settlement amount received																					$ 78	$ 6.5
Severance, restructuring and other costs	20.4	[1]	19.6	[1]	29	[1]		19.6	29			20.4
Facilities and other asset impairment charges	21.9	[2]	16.7	[2]	16.1	[2]		16.7				21.9
Asset impairment charges								11	15.4			10
Lease charges								5.7				11.9
Legal settlement (award) expense																	55
Payments for legal settlements											12.5			4.6
Payments to acquire IPR&D							9			9						5
Deferred Consideration																		9.6
Credit associated with the termination of the license agreement															3
Disposal consideration																		14.6
Net gain on divestment of business	652.9		1		108.7													1.5	[3]
Proceeds from business disposals	500		4.3															5
Non-cash impairment charge	0.3		0.9		30.6	[4]														30.6
Intangible asset																				14.6
Legal awards and settlements, net	(84.5)	[5]	12.5	[5]	(13.4)	[5]
Settlement amount received from Alcon			(206.3)										18
Collaboration milestone amounts payable																							$ 11	$ 11	$ 25	$ 93
Collaboration ownership relinquished, percentage							30.00%

[1]	During 2011, we incurred severance and restructuring charges of $20.4 million, principally relating to the closure of EDT's King of Prussia, Pennsylvania site, and charges relating to the reduction in our general and administrative (G&A) and other support activities following the divestment of the EDT business. During 2010 and 2009, we incurred severance and restructuring charges of $19.6 million and $29.0 million, respectively, principally associated with a realignment and restructuring of our R&D organization within our BioNeurology business, and reduction of related support activities.
[2]	During 2011, we incurred facilities and other asset impairment charges of $21.9 million, which is comprised of asset impairment charges of $10.0 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the costs associated with the closure of EDT's King of Prussia, Pennsylvania site. During 2010, we incurred facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of the BioNeurology business. During 2009, we incurred facilities and other asset impairment charges of $16.1 million, principally comprised of an asset impairment charge of $15.4 million associated with the postponement of our biologics manufacturing activities in the first half of the year. In addition, following the disposal of the AIP business in September 2009, we re-evaluated the longer term biologics manufacturing requirements and the remaining carrying amount of these assets was written off. This impairment charge was recorded as part of the net gain on divestment of business recorded in 2009. For additional information on the net gain on divestment of business, refer to Note 5.
[3]	We divested our Prialt assets and rights to Azur Pharma International Limited (Azur) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. Total consideration comprises cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million, which is expected to be received during 2012. We are also entitled to receive additional performance-related milestones and royalties.
[4]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.
[5]	In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by us in relation to the application of NanoCrystal® technology to Abraxane®. We were awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, we entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, we received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount. No continuing royalties will be received by us in respect of Abraxane. During 2011, we entered into an agreement with Alcon Laboratories, Inc. (Alcon) to settle litigation in relation to the application of EDT's NanoCrystal technology. As part of the settlement agreement with Alcon, we received $6.5 million in full and final settlement. During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case. In 2009, the net legal awards and settlement amount of $13.4 million was comprised of a legal award of $18.0 million received from Watson Pharmaceuticals, Inc. (Watson) and a legal settlement amount of $4.6 million in December 2009 relating to nifedipine antitrust litigation. The $18.0 million legal award primarily related to an agreement with Watson to settle litigation with respect to Watson's marketing of a generic version of Naprelan. As part of the settlement, Watson stipulated that EDT's patent at issue is valid and enforceable and that Watson's generic formulations of Naprelan infringed our patent. Following a settlement in late 2007 with the indirect purchaser class of the nifedipine antitrust litigation, in December 2009, we entered into a separate settlement agreement with the individual direct purchasers, resulting in a dismissal of this second segment of the litigation and the payment of a legal settlement amount of $4.6 million.

Other Net (Gains)/Charges (Schedule Of Other Net (Gains)/Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Severance, restructuring and other costs	$ 20.4	[1]	$ 19.6	[1]	$ 29	[1]
Facilities and other asset impairment charges	21.9	[2]	16.7	[2]	16.1	[2]
Legal settlements and awards	(84.5)	[3]	12.5	[3]	(13.4)	[3]
In-process research and development costs			6	[4]	5	[4]
Divestment of Prialt business	652.9		1		108.7
Intangible asset impairment charges	0.3		0.9		30.6	[5]
Total other net (gains)/charges	(42.2)		56.3		67.3
Prialt [Member]
Divestment of Prialt business			1.5	[6]
Intangible asset impairment charges					$ 30.6

[1]	During 2011, we incurred severance and restructuring charges of $20.4 million, principally relating to the closure of EDT's King of Prussia, Pennsylvania site, and charges relating to the reduction in our general and administrative (G&A) and other support activities following the divestment of the EDT business. During 2010 and 2009, we incurred severance and restructuring charges of $19.6 million and $29.0 million, respectively, principally associated with a realignment and restructuring of our R&D organization within our BioNeurology business, and reduction of related support activities.
[2]	During 2011, we incurred facilities and other asset impairment charges of $21.9 million, which is comprised of asset impairment charges of $10.0 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the costs associated with the closure of EDT's King of Prussia, Pennsylvania site. During 2010, we incurred facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of the BioNeurology business. During 2009, we incurred facilities and other asset impairment charges of $16.1 million, principally comprised of an asset impairment charge of $15.4 million associated with the postponement of our biologics manufacturing activities in the first half of the year. In addition, following the disposal of the AIP business in September 2009, we re-evaluated the longer term biologics manufacturing requirements and the remaining carrying amount of these assets was written off. This impairment charge was recorded as part of the net gain on divestment of business recorded in 2009. For additional information on the net gain on divestment of business, refer to Note 5.
[3]	In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by us in relation to the application of NanoCrystal® technology to Abraxane®. We were awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, we entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, we received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount. No continuing royalties will be received by us in respect of Abraxane. During 2011, we entered into an agreement with Alcon Laboratories, Inc. (Alcon) to settle litigation in relation to the application of EDT's NanoCrystal technology. As part of the settlement agreement with Alcon, we received $6.5 million in full and final settlement. During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case. In 2009, the net legal awards and settlement amount of $13.4 million was comprised of a legal award of $18.0 million received from Watson Pharmaceuticals, Inc. (Watson) and a legal settlement amount of $4.6 million in December 2009 relating to nifedipine antitrust litigation. The $18.0 million legal award primarily related to an agreement with Watson to settle litigation with respect to Watson's marketing of a generic version of Naprelan. As part of the settlement, Watson stipulated that EDT's patent at issue is valid and enforceable and that Watson's generic formulations of Naprelan infringed our patent. Following a settlement in late 2007 with the indirect purchaser class of the nifedipine antitrust litigation, in December 2009, we entered into a separate settlement agreement with the individual direct purchasers, resulting in a dismissal of this second segment of the litigation and the payment of a legal settlement amount of $4.6 million.
[4]	In December 2010, we modified our Collaboration Agreement with Transition Therapeutics, Inc. (Transition) and, in connection with this modification, Transition elected to exercise its opt-out right under the original agreement. Under this amendment, we agreed to pay Transition $9.0 million, which is included in IPR&D charges in 2010. The $9.0 million payment was made in January 2011. Under the modified Collaboration Agreement, Transition will be eligible to receive a further $11.0 million payment from us upon the commencement of the next ELND005 clinical trial, and will no longer be eligible to receive a $25.0 million milestone payment that would have been due upon the commencement of a Phase 3 trial for ELND005 under the terms of the original agreement. As a consequence of Transition's decision to exercise its opt-out right, it will no longer fund the development or commercialization of ELND005 and has relinquished its 30% ownership of ELND005 to us. Consistent with the terms of the original agreement, following its opt-out decision, Transition will be entitled to receive milestone payments of up to $93.0 million (in addition to the $11.0 million described above), along with tiered royalty payments on net sales of ELND005 ranging in percentage from a high single digit to the mid teens, depending on future level of sales. IPR&D charges in 2010 also include a credit of $3.0 million associated with the termination of the License Agreement with PharmatrophiX Inc. (PharmatrophiX). We recorded a $5.0 million IPR&D charge in 2009 upon entering into this agreement with PharmatrophiX.
[5]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.
[6]	We divested our Prialt assets and rights to Azur Pharma International Limited (Azur) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. Total consideration comprises cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million, which is expected to be received during 2012. We are also entitled to receive additional performance-related milestones and royalties.

Settlement Reserve Charge (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Settlement Reserve Charge [Abstract]
Settlement reserve charge	$ 206.3

Net Interest Expense (Schedule Of Net Interest Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Interest Expense [Line Items]
Amortization of deferred financing costs	$ 5.3	$ 5.4	$ 5.5
Foreign exchange (gain)/loss	(1)	(3.1)	2.4
Other	1.3	0.2	0.9
Interest expense	106.8	119	139.2
Cash and cash equivalents interest	(0.7)	(1.2)	(1.1)
Investment interest	(0.2)		(0.2)
Interest income	(0.9)	(1.2)	(1.3)
Net interest expense	105.9	117.8	137.9
2016 Notes Issued October 2009 [Member]
Net Interest Expense [Line Items]
Interest expense	52.3	54.5	13.5
2013 Fixed Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense	31.8	40.9	41.3
2011 Floating Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense		9.4	15
2016 Notes Issued August 2010 [Member]
Net Interest Expense [Line Items]
Interest expense	16.7	6.5
2013 Floating Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense	0.4	5.2	7.7
2011 Fixed Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense			$ 52.9

Equity Method Investments (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2011 Johnson And Johnson [Member]	Sep. 30, 2009 Johnson And Johnson [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Inc. [Member]	Dec. 31, 2011 Proteostasis [Member]	Dec. 31, 2011 Initial Carrying Value Of Equity Method Investment [Member] Alkermes Plc [Member]	Dec. 31, 2011 Initial Carrying Value Of Equity Method Investment [Member] Proteostasis [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment in subsidiary				49.90%	49.90%						25.00%		24.00%
Additional fund committed	$ 400								$ 400	$ 400
Carrying amount of equity method investment, less carrying value and transaction costs	675.8	209	235		130.6	209	235				527.9	528.6	17.3	528.6	20
Unamortized expense	300				185	120
Net loss on equity method investment	81.8	26			78.4	26					0.7		2.7
Book value of investment					117.3	117.3
Ordinary shares received from divesture of businesses	31.9
Difference between claims on book value
Equity method investment difference between carrying amount and underlying equity amortization	50.9	26			50.9	26
Funding commitment received with respect to collaboration	400				500			500		500
Unspent Funding Commitment					57.6	272
Amounts to correct immaterial error from prior periods					27.5
Equity method investment closing share price												$ 16.57
Purchase of equity method investment	20
Additional investments to be done through collaboration funding over five years	30
Amount over book value of net assets											$ 300

Equity Method Investments (Schedule Of Losses On Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Carrying amount, beginning balance	$ 209	$ 235
Net loss on equity method investments	(81.8)	(26)
Additions	548.6
Carrying amount, ending balance	675.8	209
Janssen AI [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount, beginning balance	209	235
Net loss on equity method investments	(78.4)	(26)
Carrying amount, ending balance	130.6	209	235
Proteostasis [Member]
Schedule of Equity Method Investments [Line Items]
Net loss on equity method investments	(2.7)
Additions	20
Carrying amount, ending balance	17.3
Alkermes Plc [Member]
Schedule of Equity Method Investments [Line Items]
Net loss on equity method investments	(0.7)
Additions	528.6
Carrying amount, ending balance	$ 527.9

Equity Method Investments (Summarized Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Janssen AI [Member]
Current assets	$ 12.9	$ 14.3
Non-current assets	688.6	688.7
Current liabilities	60.2	34.5
Non-current liabilities	8.9	9
Alkermes Plc [Member]
Current assets	355.7
Non-current assets	1,148.4
Current liabilities	0.9
Non-current liabilities	$ 504.1

Equity Method Investments (Summarized Income Statement) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investments [Abstract]
R&D expenses for the year/period	$ 185.3	$ 141.2	$ 36
Net loss for the year/period	$ 216.3	$ 173.6	$ 47

Net Charge On Debt Retirement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 2013 Fixed Notes Extinguished [Member]	Sep. 30, 2010 2013 Floating Rate Notes Extinguished [Member]	Dec. 31, 2011 8.75% Senior Fixed Rate Notes Issued On October 2009 Extinguished [Member]	Dec. 31, 2011 8.75% Senior Fixed Rate Notes Issued On August 2010 Extinguished [Member]	Sep. 30, 2010 Floating Rate Notes 2011 Extinguished [Member]	Dec. 31, 2009 7.75% Senior Fixed Rate Notes [Member]	Dec. 31, 2009 7.75% Senior Fixed Rate Notes Extinguished [Member]	Dec. 31, 2011 8.875% Note [Member]	Sep. 16, 2011 8.75% Note [Member]	Dec. 31, 2011 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 Senior Floating Rate Notes [Member]	Dec. 31, 2009 7.75% Note [Member]
Extinguishment of Debt [Line Items]
Interest rate of notes issued, percentage										8.88%	8.75%				7.75%
Debt instrument maturity date							Nov 15, 2011					Oct 1, 2016	Dec 1, 2013		Nov 15, 2011
Aggregate principal amount			$ 15.5	$ 139.5	$ 152.9	$ 47.6	$ 300		$ 850			$ 449.5		$ 10.5
Net charge on debt retirement	47	3						24.4
Early redemption premium	33.4							16.4
Write-off of unamortized deferred financing costs and original issue discounts	10.2							6.7
Transaction costs	$ 3.4							$ 1.3

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Overall tax provision		$ 47.6	$ 4.5	$ 50
Tax expense reported in shareholders' equity related to equity awards			2.4	3.6
Provision for income taxes		47.6	2.1	46.4
Deferred tax expense	51	51	0.1	36.8
Deferred tax expense, arises due to the application of new state tax income attribution rules		40
Irish tax rate		12.50%	12.50%	12.50%
Foreign rate differential reconciling item		(29.4)	(68)	2.1
Valuation allowance	606.6	606.6	633
Change in valuation allowance		26.4	46.7	97.5
Irish standard tax rate		12.50%	12.50%	12.50%
Settlement reserve charge			206.3
Increase in tax			11.9	34.2
Net operating loss carryovers	2,477	2,477
Federal income tax		494.6
State income tax		201.4
Tax credit carryovers		(0.4)	(2.3)	(3)
Remaining loss carryovers	14.8	14.8
Unremitted foreign earnings	2,973.9	2,973.9	2,708.9
Gross unrecognized tax benefits	61.5	61.5	73.4	71.3	68.9
Unrecognized tax benefits if recognized, would affect the tax charge and as such would impact the effective tax rate	48.4	48.4	72.2	60.4
Decrease in the interest related to unrecognized tax benefits		0.1
Liability for potential penalties		0.5
Liability for potential interest		1.7
Audit settlement, reduction in unrecognized tax benefits	15.2	(2.1)		(1.2)
Net operating loss derived from equity awards		553.2
Federal loss		472
State loss		81.2
Credit to shareholder's equity		165.7
EDT [Member]
Foreign rate differential reconciling item		50.2
State [Member]
Valuation allowance	4.1	4.1
Net operating loss expires		2012 to 2031
Valuation allowance on tax credit	45.9	45.9
State [Member] | U.S. Subsidiaries [Member]
Tax credit carryovers	45.9	45.9
Bermudian Income [Member]
Foreign rate differential reconciling item				2.1
Tax reduction		33.2	33.5	35
Zonegran Tax Settlement [Member]
Tax reduction			46.4
Rest Of World Income [Member]
Increase in tax		1.4		2.9
U.S. Income [Member]
Increase in tax		2.4
Research [Member]
Tax credit carryovers	38.2	38.2
Tax credit carryovers expires		2018 through 2030
Orphan Drug [Member]
Tax credit carryovers	14.1	14.1
Tax credit carryovers		52.3
Tax credit carryovers expires		2013 through 2020
Valuation allowance on tax credit	4.4	4.4
Alternative Minimum Tax [Member]
Tax credit carryovers	6	6
EDT Disposal Reduction In D T A Valuation Allowance [Member]
Change in valuation allowance		$ 60

Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Irish corporation tax - deferred	$ 51	$ 0.1	$ 36.8
Provision for/(benefit from) income taxes	47.6	2.1	46.4
Tax Shortfalls Windfalls Related To Equity Awards		2.4	3.6
Tax expense reported in shareholders' equity related to equity awards		2.4	3.6
Irish Corporation Tax [Member]
Irish corporation tax - current		0.5	0.3
Irish corporation tax - deferred	(0.1)	0.3	1
Foreign Taxes [Member]
Foreign taxes - current	(3.4)	1.5	9.3
Foreign taxes - deferred	$ 51.1	$ (0.2)	$ 35.8

Income Taxes (Schedule Of Effective Tax Rate Differs From The Irish Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Irish standard tax rate	12.50%	12.50%	12.50%
Taxes at the Irish standard rate	$ 76	$ (40.3)	$ (16.2)
Irish income at rates other than Irish standard rate	(50.2)	(0.6)	0.5
Foreign rate differential reconciling item	(29.4)	(68)	2.1
Deferred tax impact of new state tax rules	40
Adjustments to non U.S. valuation allowance	2.6	47.7	72.1
Zonegran settlement		59.2
Permanent differences	7.7	3.4	(6.6)
R&D tax credit	(0.4)	(2.3)	(3)
Other	1.3	3	(2.5)
Provision for/(benefit from) income taxes	47.6	2.1	46.4
Zonegran tax settlement differences		59.2
Bermudian Income [Member]
Income Tax Contingency [Line Items]
Foreign rate differential reconciling item			2.1
Zonegran Tax Settlement [Member]
Income Tax Contingency [Line Items]
Nondeductible portion of Zonegran settlement		169.2
Settlement reserve charge		$ 206.3

Income Taxes (Distribution Of Profit/(Loss) Before Provision For Income Taxes By Geographical Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Ireland	$ 327.6	$ (405.9)	$ (519.7)
Foreign	280.5	83.3	389.9
Net income/(loss) before income taxes	$ 608.1	$ (322.6)	$ (129.8)

Income Taxes (Schedule Of Deferred Tax) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Property, plant and equipment	$ (0.3)	$ (4.4)
Total deferred tax liabilities	(0.3)	(4.4)
Net operating losses	327.5	420.5
Deferred interest	236.4	215.4
Intangibles/capitalized items	8.2	13.4
Tax credits	84.8	84.1
Reserves/provisions	41.1	56.8
Property, plant and equipment	6.8	3.8
Share-based compensation expense	30.8	34.7
Other	16.4	4.8
Total deferred tax assets	752	833.5
Valuation allowance	(606.6)	(633)
Net deferred tax asset	$ 145.1	$ 196.1

Income Taxes (Schedule Of Unused Tax Loss Carry Forwards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 3,187.8
One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	10.9
Two Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5.5
Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41
Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	83.3
More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	3,047.1
Ireland [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,477
Ireland [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,477
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	201.4
U.S. State [Member] | One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2.3
U.S. State [Member] | Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41
U.S. State [Member] | Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	83.3
U.S. State [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	74.8
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	494.6
U.S. Federal [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	494.6
Rest Of World [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	14.8
Rest Of World [Member] | One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	8.6
Rest Of World [Member] | Two Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5.5
Rest Of World [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 0.7

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at January 1		$ 73.4	$ 71.3	$ 68.9
Tax positions related to current year, Additions		3.3	3.2	3
Tax positions related to prior year, Additions				2.7
Tax positions related to prior year, Reduction		(13.1)	(1)	(0.8)
Tax positions related to prior year, Settlements	15.2	(2.1)		(1.2)
Tax positions related to prior year, expiration of statutes of limitations			(0.1)	(1.3)
Balance at December 31	$ 61.5	$ 61.5	$ 73.4	$ 71.3

Net Income/(Loss) Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income/(Loss) Per Share [Abstract]
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)
Basic weighted-average number of Ordinary Shares outstanding	587.6	584.9	506.8
Basic net income/(loss) per Ordinary Share	$ 0.95	$ (0.56)	$ (0.35)
Diluted weighted-average number of Ordinary Shares outstanding	593.5	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$ 0.94	$ (0.56)	$ (0.35)
Stock options and RSUs outstanding	23.4	22.9	21.3

Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 16.3	$ 223.1
Zonegran Settlement [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 203.7

Accounts Receivable, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net [Abstract]
Number of other customer and collaborator accounted for more than 10% of our accounts receivable	0	0
Trade receivables impaired		$ 0.4	$ 0.4
Percentage of accounts receivable accounted for by customers or collaborators	10.00%	10.00%	10.00%
Trade receivables past due but not impaired		$ 0.6

Accounts Receivable, Net (Schedule Of Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 167.7	$ 192
Less amounts provided for doubtful accounts		(0.4)
Accounts receivable, net	$ 167.7	$ 191.6

Accounts Receivable, Net (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Balance at 1 January	$ (0.4)	$ (0.4)
Income statement charge		(0.4)
Reversal of prior year allowance	0.4
Amounts utilized		0.4
Balance at 31 December		$ (0.4)

Accounts Receivable, Net (Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable) (Details)	Dec. 31, 2011	Dec. 31, 2010
AmerisourceBergen Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	65.00%	44.00%
Biogen Idec [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	35.00%	25.00%

Accounts Receivable, Net (Schedule Of Ageing Analysis Of Trade Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Up to 3 months		$ 0.6

Investment Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Fair market value of securities	$ 0.3	$ 2
Unrealized loss	0.1	1.7
Auction Rate Securities [Member]
Investment [Line Items]
Fair market value of securities		0.2
Unrealized loss		0.1
Equity Securities - Current [Member]
Investment [Line Items]
Fair market value of securities		$ 2

Investment Securities (Schedule Of Current Investment Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Securities [Abstract]
Equity securities - current, at cost	$ 0.3	$ 0.4
Unrealized gains on equity securities	0.1	1.7
Unrealized losses on equity securities	(0.1)	(0.1)
Total investment securities - current	$ 0.3	$ 2

Investment Securities (Schedule Of Non-Current Investment Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Securities [Abstract]
Equity securities - non-current, at cost less impairments	$ 9.8	$ 9.2
Debt securities - non-current, at cost less impairments		0.3
Unrealized (losses)/gains on debt securities		(0.1)
Total investment securities - non-current	$ 9.8	$ 9.4

Investment Securities (Schedule Of Net Investment (Gains)/Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Securities [Abstract]
Net gains on sale of current investment securities	$ (0.1)	$ (4.9)	$ (1.2)
Derivative fair value (gains)/losses		(1.2)	(0.3)
Net gains on sale of non-current investment securities	(2.3)	(7.9)
Net investment (gains)/losses on investment securities	(2.4)	(14)	(1.5)
Other	(0.2)	1.2	0.9
Net investment (gains)/losses	$ (2.6)	$ (12.8)	$ (0.6)

Inventory (Schedule Of Product Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Raw materials		$ 10
Work-in-process		6
Finished goods	23.8	23
Product inventories	$ 23.8	$ 39

Prepaid And Other Current Assets (Schedule Of Prepaid And Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid And Other Current Assets [Abstract]
Deferred consideration	$ 11.4
Prepayments	10.8	11.6
Other current assets	3.5	3.8
Total prepaid and other current assets	$ 25.7	$ 15.4

Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land & Buildings [Member]	Sep. 16, 2011 Land & Buildings [Member]	Dec. 31, 2010 Land & Buildings [Member]	Dec. 31, 2011 Plant & Equipment [Member]	Sep. 16, 2011 Plant & Equipment [Member]	Dec. 31, 2010 Plant & Equipment [Member]	Dec. 31, 2011 Assets Held Under Capital Leases [Member]	Dec. 31, 2010 Assets Held Under Capital Leases [Member]	Dec. 31, 2009 Assets Held Under Capital Leases [Member]	Dec. 31, 2011 South San Francisco [Member]	Dec. 31, 2010 South San Francisco [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charge												$ 10	$ 11
Net book value	83.2	287.5	60.5	150.7	208.7	22.7	51.3	78.8		1.5
Depreciation									$ 0.3	$ 1.4	$ 2.1

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 16, 2011
Property, Plant and Equipment [Line Items]
Cost, beginning balance	$ 695.8	$ 657.5
Cost, additions	28.8	40.8
Cost, impairment	(44.4)
Cost, disposals	(534.1)	(2.5)
Cost, ending balance	146.1	695.8
Accumulated depreciation and impairment, beginning balance	(408.3)	(364.7)
Accumulated depreciation and impairment, charged in year	(19.9)	(34.9)
Accumulated depreciation and impairment, impairment	34.4	(11)
Accumulated depreciation and impairment, disposal	330.9	2.3
Accumulated depreciation and impairment, ending balance	(62.9)	(408.3)
Net book value	83.2	287.5
Land & Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	375.9	353
Cost, additions	19.4	24.3
Cost, impairment	(29.8)
Cost, disposals	(283.3)	(1.4)
Cost, ending balance	82.2	375.9
Accumulated depreciation and impairment, beginning balance	(167.2)	(143.1)
Accumulated depreciation and impairment, charged in year	(8.6)	(13.4)
Accumulated depreciation and impairment, impairment	21.5	(10.7)
Accumulated depreciation and impairment, disposal	132.6
Accumulated depreciation and impairment, ending balance	(21.7)	(167.2)
Net book value	60.5	208.7	150.7
Plant & Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	319.9	304.5
Cost, additions	9.4	16.5
Cost, impairment	(14.6)
Cost, disposals	(250.8)	(1.1)
Cost, ending balance	63.9	319.9
Accumulated depreciation and impairment, beginning balance	(241.1)	(221.6)
Accumulated depreciation and impairment, charged in year	(11.3)	(21.5)
Accumulated depreciation and impairment, impairment	12.9	(0.3)
Accumulated depreciation and impairment, disposal	198.3	2.3
Accumulated depreciation and impairment, ending balance	(41.2)	(241.1)
Net book value	$ 22.7	$ 78.8	$ 51.3

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Sep. 16, 2011	May 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Disposed of intangible assets					$ 3.3
Disposed of goodwill					49.7	0.6
Weighted-average remaining useful life for other intangible assets	7.6	8.4
Amortization expense	15.9	28.4	40.5
Impairment of intangible assets	0.3	0.9	30.6	[1]
Patents Licenses And Intellectual Property [Member]
Goodwill And Other Intangible Assets [Line Items]
Disposed of intangible assets						14.3
Cost of disposed of intangible assets						88.2
Accumulated amortization of disposed of intangible assets						73.9
Maxipime And Azactam [Member]
Goodwill And Other Intangible Assets [Line Items]
Cost of disposed of intangible assets		258.4
Accumulated amortization of disposed of intangible assets		258.4
Computer Software [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of intangible assets	$ 0.3	$ 0.9

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.

Goodwill And Other Intangible Assets (Schedule Of Goodwill And Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Goodwill, cost, beginning balance	$ 257.1	$ 257.7
Goodwill, cost, disposals	(49.7)	(0.6)
Goodwill, cost, ending balance	207.4	257.1	257.7
Goodwill, net book value	207.4	257.1
Goodwill and other intangible assets, net book value	309.9	376.5
Other Intangible Assets, cost, beginning balance	426	783.6
Other Intangible Assets, cost, additions	2.6	3.4
Other Intangible Assets, cost, disposals	(173)	(361)
Other Intangible Assets, cost, impairment	(0.3)
Other Intangible Assets, cost, ending balance	255.3	426	783.6
Other Intangible Assets, accumulated amortization, beginning balance	(306.6)	(623.9)
Amortization expense	(15.9)	(28.4)	(40.5)
Other Intangible Assets, accumulated amortization, disposals	169.7	346.6
Other Intangible Assets, accumulated amortization, impairment	(0.3)	(0.9)	(30.6)	[1]
Other Intangible Assets, accumulated amortization, ending balance	(152.8)	(306.6)	(623.9)
Other Intangible Assets, net book value	102.5	119.4
Total, cost, beginning balance	683.1	1,041.3
Total, additions	2.6	3.4
Total, disposals	(222.7)	(361.6)
Total, impairment	0.3
Total, cost, ending balance	$ 462.7	$ 683.1	$ 1,041.3

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.

Goodwill And Other Intangible Assets (Schedule Of Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 102.5	$ 119.4
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	5.6	9.9
Tysabri [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 96.9	$ 109.5

Goodwill And Other Intangible Assets (Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Year ending December 31, 2012	$ 14.7
2013	14.3
2014	13.5
2015	12.6
2016	12.1
2017 and thereafter	35.3
Total	$ 102.5

Other Assets (Schedule Of Non-Current Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Deferred financing costs	$ 11.1	$ 21.3
Deferred consideration		10.2
Other	13.4	13.9
Other assets	$ 24.5	$ 45.4

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Accrued And Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued and Other Current Liabilities [Line Items]
Accrued royalties payable	$ 73.3	$ 63.3
Payroll and related taxes	32.5	40.9
Accrued rebates	31.7	22.6
Sales and marketing accruals	23.4	22
Clinical trial accruals	15.2	13.8
Accrued interest	11.4	18.3
Restructuring accruals	9.7	12.9
Deferred rent	1.9	3.5
Litigation accruals	0.7	207
Deferred revenue	0.3	1
Transition Therapeutics payment		9
Other accruals	29.8	28.2
Total accrued and other current liabilities	229.9	442.5
Zonegran [Member]
Accrued and Other Current Liabilities [Line Items]
Litigation accruals		$ 206.3

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Other Long-Term Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Deferred rent	$ 17	$ 18.8
Unfunded pension liability	12.2	19.9
Accrued income tax payable	6.2	11.1
Deferred revenue	0.4	0.7
Other	24.9	20.6
Total other long-term liabilities	$ 60.7	$ 71.1

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Rollforward Of The Severance, Restructuring And Other Charges Accrual) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Restructuring reserve, beginning balance	$ 12.9	$ 4.1	$ 10.9
Restructuring and other charges	20.4	19.4	30.3
Reversal of prior year accrual	(1)	(0.5)	(0.6)
Cash payments	(21.5)	(9.1)	(34.8)
Non-cash charges	(1.1)	(1)	(1.7)
Restructuring reserve, ending balance	$ 9.7	$ 12.9	$ 4.1

Long-Term Debt (Narrative) (Details) (USD $)	0 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended					0 Months Ended
	Sep. 16, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Nov. 30, 2010 Redemption Offer For Indenture Governing Notes [Member]	Oct. 20, 2011 2016 Notes Issued October 2009 [Member]	Sep. 16, 2011 2016 Notes Issued October 2009 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 01, 2011 2013 Fixed Rate Notes [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member]	Sep. 30, 2010 2013 Fixed Rate Notes [Member]	Sep. 16, 2011 2013 Floating Rate Notes [Member]	Nov. 30, 2010 2013 Floating Rate Notes [Member]	Sep. 16, 2011 2013 Floating Rate Notes [Member] Assets Sale Offer [Member]	Oct. 15, 2012 2016 Notes Issued October 2009 [Member]	Sep. 16, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2010 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Oct. 15, 2012 2016 Notes Issued August 2010 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member]	Aug. 30, 2010 2013 Fixed Rate Notes [Member]	Dec. 31, 2011 2013 Fixed Rate Notes [Member]	Dec. 31, 2010 2013 Fixed Rate Notes [Member]	Nov. 30, 2006 2013 Fixed Rate Notes [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member] Asset Sale Offer [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member] Cash Tender Offer [Member]	Dec. 31, 2010 2013 Floating Rate Notes [Member]	Nov. 30, 2006 2013 Floating Rate Notes [Member]	Aug. 30, 2010 2013 Floating Rate Notes [Member] Redemption Offer For Indenture Governing Notes [Member]	Sep. 16, 2011 2013 Floating Rate Notes [Member] Asset Sale Offer [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 624,500,000	$ 1,285,000,000														$ 472,100,000	$ 625,000,000	$ 625,000,000		$ 152,400,000	$ 200,000,000	$ 200,000,000				$ 449,500,000	$ 465,000,000			$ 10,500,000	$ 150,000,000
Aggregate principal amount	721,200,000				186,000,000																									449,500,000			186,000,000	721,200,000
Debt instrument stated percentage																	8.75%				8.75%					8.88%
Aggregate principal amount						152,400,000	500,000	47,600,000	1,800,000	443,700,000	15,500,000	3,200,000	139,500,000	7,300,000															4,000,000
Percentage of principal, including accrued and unpaid interest to be purchased	100.00%															100.00%				100.00%					100.00%
Total consideration for tender offer per principal amount																								1,032.39
Principal amount of notes																								1,000
Debt instrument due date																	2016	2016			2016	2016
Percentage of principal amount redemption price															108.75%					108.75%
Percentage of equity offerings redemption price															35.00%					35.00%
LIBOR rate percentage				4.13%
Debt instrument outstanding principal amount		615,000,000	1,270,400,000														467,600,000	618,000,000			147,400,000	192,400,000					449,500,000				10,500,000
Unamortized discount		$ 9,500,000	$ 14,600,000														$ 4,500,000	$ 7,000,000			$ 5,000,000	$ 7,600,000

Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2010 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2013 Fixed Rate Notes [Member]	Nov. 30, 2006 2013 Fixed Rate Notes [Member]	Dec. 31, 2010 2013 Floating Rate Notes [Member]	Nov. 30, 2006 2013 Floating Rate Notes [Member]
Debt Instrument [Line Items]
Principal Amount	$ 624,500,000	$ 1,285,000,000	$ 472,100,000	$ 625,000,000	$ 625,000,000	$ 152,400,000	$ 200,000,000	$ 200,000,000	$ 449,500,000	$ 465,000,000	$ 10,500,000	$ 150,000,000
Original Issue Discount	(9,500,000)	(14,600,000)	(4,500,000)	(7,000,000)		(5,000,000)	(7,600,000)
Carrying Value	$ 615,000,000	$ 1,270,400,000	$ 467,600,000	$ 618,000,000		$ 147,400,000	$ 192,400,000		$ 449,500,000		$ 10,500,000
Debt instrument maturity date			Oct 1, 2016	Oct 1, 2016		Oct 1, 2016	Oct 1, 2016		Dec 1, 2013		Dec 1, 2013
Debt instrument due date			2016	2016		2016	2016

Share Capital (Schedule Of Authorized Share Capital) (Details) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Ordinary Shares, shares authorized	810,000,000	810,000,000
Executive Shares, shares authorized	1,000	1,000
"B" Executive Shares, shares authorized	25,000	25,000
Ordinary Shares, par value	€ 0.05	€ 0.05
Executive Shares, par value	€ 1.25	€ 1.25
"B" Executive Share, par value	€ 0.05	€ 0.05

Share Capital (Schedule Of Issued And Fully Paid Share Capital) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Ordinary Shares, shares issued	589,346,275	585,201,576
Executive Shares, shares issued	1,000	1,000
"B" Executive Shares, shares issued	21,375	21,375
Ordinary Shares, value	$ 36,158	$ 35,850
Executive Shares, Value	2	2
"B" Executive Shares, Value	$ 2	$ 2

Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income/(Loss) [Abstract]
Net unrealized gains on investment securities		$ 1.5
Currency translation adjustments	(0.1)	(11.2)
Unamortized net actuarial loss on pension plans	(37)	(32.8)
Unamortized prior service cost on pension plans	(0.3)	(0.6)
Accumulated other comprehensive loss	(37.4)	(43.1)
Currency translation reserve relating to non-US dollar	$ 11.2

Pension And Other Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Employee Benefit Plans [Line Items]
Employees pension salary fraction per year service	1/60th
Executives pension salary fraction per year service	1/52nd
Curtailment gain of unamortized net actuarial loss in OCI	$ 8.8
Discount rate	4.30%	4.70%
Average duration of defined benefit plan, years	20
Allowance for expected future increases in average life expectancy, plan benefit obligations	0.39%
Expected return on property allowing for risk premium	2.50%	2.50%
Assumed equity risk premium	3.50%	3.50%
Total accumulated benefit obligation for the defined benefit pension plans	95	82.2
Recognized unamortized net actuarial loss	1.6
Benefit plans contribution	3.6	4.5	5
Expected long-term rate of return on assets	5.50%	6.20%
Females [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	70.00%
Males [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	62.00%
2012-2016 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	1.6
2017-2021 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	4.1
2012 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	2.7
Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	3.2	4	4.7
Percentage of participating employee's annual compensation on a quarterly basis	3.00%
Percentage of employee's annual qualified compensation	3.00%
Irish Defined Contribution Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	$ 0.4	$ 0.5	$ 0.1
Percentage of participating employee's annual eligible income on a monthly basis	15.00%
Maximum [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years eligible to receive pension	40
Maximum [Member] | Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of participants' contributions	100.00%
Minimum [Member] | Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of participants' contributions	80.00%

Pension And Other Employee Benefit Plans (Schedule Of Changes In Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Employee Benefit Plans [Line Items]
Service cost	$ 3.4	$ 3.2	$ 3.1
Interest cost	4.6	4.2	3.7
Projected Benefit Obligation [Member]
Pension And Other Employee Benefit Plans [Line Items]
Projected benefit obligation at January 1	97.3	87.5
Service cost	3.4	3.2
Interest cost	4.6	4.2
Plan participants' contributions	1.5	1.7
Actuarial loss	6.7	7.8
Benefits paid and other disbursements	(1.6)	(1.3)
Curtailment gain	(8.8)
Foreign currency exchange rate changes	(3.4)	(5.8)
Projected benefit obligation at December 31	$ 99.7	$ 97.3

Pension And Other Employee Benefit Plans (Schedule Of Changes In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Fair value of plan assets at end of year	$ 87.5
Unfunded status at end of year	(12.2)	(19.9)
Net amount recognized	25.1	13.5
Plan Assets [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value of plan assets at beginning of year	77.4	71.3
Actual (loss)/gain on plan assets	(2.7)	7.4
Employer contribution	16.2	3
Plan participants' contributions	1.5	1.7
Benefits paid and other disbursements	(1.6)	(1.4)
Foreign currency exchange rate changes	(3.3)	(4.6)
Fair value of plan assets at end of year	87.5	77.4
Unfunded status at end of year	(12.2)	(19.9)
Unamortized net actuarial loss in accumulated OCI	37	32.8
Unamortized prior service cost in accumulated OCI	0.3	0.6
Net amount recognized	$ 25.1	$ 13.5

Pension And Other Employee Benefit Plans (Schedule Of Amounts Recognized In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Unfunded status - non-current liability	$ (12.2)	$ (19.9)
Accumulated OCI	37.3	33.4
Net amount recognized	$ 25.1	$ 13.5

Pension And Other Employee Benefit Plans (Schedule Of Net Periodic Pension Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Employee Benefit Plans [Abstract]
Service cost	$ 3.4	$ 3.2	$ 3.1
Interest cost	4.6	4.2	3.7
Expected return on plan assets	(5)	(4.9)	(3.5)
Amortization of net actuarial loss	1.4	1.2	1.3
Amortization of prior service cost	0.2		0.1
Net periodic pension cost	$ 4.6	$ 3.7	$ 4.7

Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Discount rate	4.30%	4.70%
Expected return on plan assets	5.50%	6.20%
Rate of compensation increase	3.40%	3.50%

Pension And Other Employee Benefit Plans (Schedule Of Average Life Expectancy In Years Of A Current Pensioner Retiring) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Pensioner retirement age, current	65
Pensioner retirement age in ten years	65
Pensioner retirement age in twenty years	65
At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	10
At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	20
Females [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.4	23.3
Females [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	24.4	24.3
Females [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	25.3	25.2
Males [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	21.7	21.6
Males [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	22.6	22.5
Males [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.5	23.4

Pension And Other Employee Benefit Plans (Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Increase Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	$ (6.8)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	(0.6)
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	7.4
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.6
Percentage of assumptions increase (decrease)	(0.25%)
Increase Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	7
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.9
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(6.5)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	(0.9)
Percentage of assumptions increase (decrease)	(0.25%)
Increase Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	2.8
Increase/(decrease) in Net Periodic Pension Cost	0.4
Increase (decrease) in life expectancy (years)	1
Decrease Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(2.8)
Increase/(decrease) in Net Periodic Pension Cost	(0.4)
Increase (decrease) in life expectancy (years)	1
Increase Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	2.7
Increase/(decrease) in Net Periodic Pension Cost	0.3
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(2.5)
Increase/(decrease) in Net Periodic Pension Cost	$ (0.3)
Percentage of assumptions increase (decrease)	(0.25%)

Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Asset Allocations) (Details)	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Equities	47.10%	60.20%
Bonds	18.50%	20.70%
Property	0.70%	0.90%
Cash	13.30%	0.00%
Absolute return fund	20.40%	18.20%
Total	100.00%	100.00%

Pension And Other Employee Benefit Plans (Schedule Of Long-Term Asset Allocation Ranges) (Details)	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Equities	60.00%
Bonds	10.00%
Property	0.00%
Other	0.00%
Maximum [Member]
Equities	80.00%
Bonds	40.00%
Property	10.00%
Other	10.00%

Pension And Other Employee Benefit Plans (Schedule Of Expected Long-Term Rate Of Return On Assets) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Equities	7.00%	7.30%
Property	6.00%	6.30%
Bonds	3.50%	3.80%
Cash	2.00%	2.10%
Absolute return fund	6.00%	5.50%

Pension And Other Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 87.5
Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.2
Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16.2
Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.6
Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.9
Quoted Prices In Active Markets (Level 1)
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	86.9
Quoted Prices In Active Markets (Level 1) | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.2
Quoted Prices In Active Markets (Level 1) | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16.2
Quoted Prices In Active Markets (Level 1) | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.6
Quoted Prices In Active Markets (Level 1) | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.9
Other Observable Inputs (Level 2)
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Unobservable Inputs (Level 3)
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Unobservable Inputs (Level 3) | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.6

Pension And Other Employee Benefit Plans (Summary Of The Changes In Fair Value Of Level 3 Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Unobservable Inputs (Level 3)
Beginning balance	$ 0.8		$ 0.7
Unrealized loss on property assets	1.2		(0.1)
Ending balance	$ 0.2		$ 0.6

Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Shares Available For Issuance From 2006 LTIP [Member]	Dec. 31, 2010 Shares Available For Issuance From 2006 LTIP [Member]	May 31, 2008 Shares Available For Issuance From 2006 LTIP [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2011 U.S. Purchase Plan [Member]	Dec. 31, 2010 U.S. Purchase Plan [Member]	Dec. 31, 2009 U.S. Purchase Plan [Member]	Dec. 31, 2011 EEPP [Member]	Dec. 31, 2010 EEPP [Member]	Dec. 31, 2009 EEPP [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Dec. 31, 2011 Maximum [Member] Stock Options [Member]	Dec. 31, 2011 Maximum [Member] Restricted Stock Units [Member]	Dec. 31, 2011 Minimum [Member] Stock Options [Member]	Dec. 31, 2011 Minimum [Member] Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					6,082,810	11,662,210	18,000,000										143,761	381,392
Expiration period - in years	10
Vesting period (years)																							four	three	one	one
Total intrinsic value of options exercised								$ 2,900,000	$ 700,000	$ 1,600,000
Total fair value expensed over the vesting terms of options that vested								21,600,000	13,400,000	20,000,000
Remaining maturities of stock to determine expected volatility assumption, in years								1
Weighted-average fair value of options granted								$ 3.53	$ 3.73	$ 5.27				$ 2.3	$ 1.84	$ 2.07
Total fair value expensed over the vesting terms of RSUs that vested											28,800,000	10,800,000	15,600,000
Common stock at lower of fair market value, percentage																	85.00%
Purchase of common stock limited per calendar year, amount																	25,000
Common stock shares available for purchase in offering period																	2,000		1,000
Offering period, in months																	6		3
Shares made available for issuance																	3,000,000
Shares issued																	237,631	470,412	528,411
Equity investment percentage				49.90%																49.90%
Share-based compensation credit included in net gain on divestment of business	(1,600,000)	0	(1,200,000)																			(1,200,000)
Equity-settled share-based awards expense																				2,400,000	400,000	100,000
Equity-settled share-based compensation expense	35,300,000	31,500,000	31,500,000					14,000,000	13,400,000	16,800,000							600,000	900,000	1,100,000
Equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures	$ 13,300,000
Weighted-average period to recognize equity-settled share-based compensation expense related to unvested awards not yet recognized, in years	1.2

Share-Based Compensation (Schedule Number Of Options Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	19,451	18,208	18,227
Options Outstanding - 1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	3,663	4,231
Options Outstanding - 1998 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	123	472
Options Outstanding - 1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	3,364	4,073
Options Outstanding - 2006 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	12,301	9,432

Share-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation [Abstract]
Stock options outstanding, Opening balance	18,208	18,227
No. of Options, Exercised	(713)	(163)
No of Options, Granted	4,241	2,422
No. of Options, Forfeited	(489)	(440)
No. of Options, Expired	(1,796)	(1,838)
Stock options outstanding, Closing balance	19,451	18,208
No of Options, Vested and expected to vest at December 31, 2011	18,821
No of Options, Exercisable at December 31, 2011	13,891
WEAP, Opening balance	$ 13.14	$ 15.57
WEAP, Exercised	$ 6.22	$ 2.54
WEAP, Granted	$ 7.62	$ 6.74
WEAP, Forfeited	$ 8.84	$ 9.28
WAEP, Expired	$ 32.01	$ 30.71
WEAP, Closing balance	$ 10.55	$ 13.14
WEAP, Vested and expected to vest at December 31, 2011	$ 10.66
WEAP, Exercisable at December 31, 2011	$ 11.51
Weighted Average Remaining Contractual Life, Outstanding at December 31,2011 (in years)	5.7
Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2011 (in years)	5.6
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2011 (in years)	4.4
Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 87.2
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2011	83.2
Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 53.7

Share-Based Compensation (Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
$1.93-$10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 1.93
Exercise price, Upper range	$ 10
Options Outstanding	11,907
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6.4
Options Outstanding, WAEP	$ 6.65
Options Exercisable	6,791
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.6
Options Exercisable, WAEP	$ 6.17
$10.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 10.01
Exercise price, Upper range	$ 25
Options Outstanding	6,094
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	4.4
Options Outstanding, WAEP	$ 14.47
Options Exercisable	5,845
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.2
Options Exercisable, WAEP	$ 14.59
$25.01-$35.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 25.01
Exercise price, Upper range	$ 35.8
Options Outstanding	1,450
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5.1
Options Outstanding, WAEP	$ 26.12
Options Exercisable	1,255
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.9
Options Exercisable, WAEP	$ 26.1
$1.93-$35.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 1.93
Exercise price, Upper range	$ 35.8
Options Outstanding	19,451
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5.7
Options Outstanding, WAEP	$ 10.55
Options Exercisable	13,891
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.4
Options Exercisable, WAEP	$ 11.51

Share-Based Compensation (Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.56%		2.04%		1.55%
Expected volatility	52.40%		65.40%		92.00%
Expected dividend yield
Expected life		[1]		[1]		[1]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	7.5		7.5		7.3
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4.8		4.8		4.5

[1]	The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model

Share-Based Compensation (Schedule Of Restricted Stock Units) (Details) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units [Member]
No. of RSUs Non-vested, Opening balance	4,642	3,020
No. of RSUs, Granted	3,312	2,957
No. of RSUs, Vested	(3,052)	(781)
No. of RSUs, Forfeited	(1,000)	(554)
No. of RSUs Non-vested, Closing balance	3,902	4,642
Non-vested Weighted-Average Grant Date Fair Value, Opening balance	$ 9.38	$ 14.06
Weighted-Average Grant Date Fair Value, Granted	$ 6.82	$ 6.87
Weighted-Average Grant Date Fair Value, Vested	$ 9.47	$ 17.81
Weighted-Average Grant Date Fair Value, Forfeited	$ 7.45	$ 9.65
Non-vested Weighted-Average Grant Date Fair Value, Closing balance	$ 7.63	$ 9.38

Share-Based Compensation (Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted-average exercise price	$ 7.62		$ 6.74
Expected life (months)		[1]		[1]		[1]
Expected dividend yield
Risk-free interest rate	1.56%		2.04%		1.55%
EEPP [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted-average share price	$ 8		$ 5.61		6.57
Weighted-average exercise price	$ 6.8		$ 4.77		5.58
Expected volatility	49.70%	[2]	63.90%	[2]	84.60%	[2]
Expected life (months)	6		6		3
Expected dividend yield
Risk-free interest rate	0.16%		0.21%		0.15%

[1]	The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model
[2]	The expected volatility was determined based on the implied volatility of traded options on our stock

Share-Based Compensation (Schedule Of Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 35.3	$ 31.5	$ 31.5
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	1.1	1.6	2.2
Selling, General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	16.6	17.4	17
Research And Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	14.9	11.5	11.8
Other Net Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	1.1	1	1.7
Net Gain/(Loss) On Divestment Of Business [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 1.6		$ (1.2)

Share-Based Compensation (Schedule Of Share-Based Compensation Arose Under Awards) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 35.3	$ 31.5	$ 31.5
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	14	13.4	16.8
RSUs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	20.7	17.2	13.6
EEPP [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 0.6	$ 0.9	$ 1.1

Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Level one assets	$ 288.3	$ 647.8
Unrealized gain (loss) on investment securities	(1.5)	(2.8)	4
Recognized impairment charges related to investments in privately held companies
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Level one assets		0.2
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on investment securities		$ 1.6

Fair Value Measurements (Schedule Of Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 271.7	$ 422.5	$ 836.5	$ 375.3
Restricted Cash and Cash Equivalents, Current	2.6	208.2
Restricted Cash and Cash Equivalents, Noncurrent	13.7	14.9
Available-for-sale Securities, Equity Securities, Current	0.3	0.4
Available-for-sale Securities, Equity Securities, Noncurrent	9.8	9.2
Available-for-sale Securities, Debt Securities, Noncurrent		0.2
Total	288.3	647.8
Quoted Prices In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value	271.7	422.5
Restricted Cash and Cash Equivalents, Current	2.6	208.2
Restricted Cash and Cash Equivalents, Noncurrent	13.7	14.9
Available-for-sale Securities, Equity Securities, Current	0.3
Available-for-sale Securities, Debt Securities, Noncurrent
Total	288.3	647.6
Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value
Restricted Cash and Cash Equivalents, Current
Restricted Cash and Cash Equivalents, Noncurrent
Available-for-sale Securities, Debt Securities, Noncurrent
Total
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value
Restricted Cash and Cash Equivalents, Current
Restricted Cash and Cash Equivalents, Noncurrent
Available-for-sale Securities, Debt Securities, Noncurrent		0.2
Total		0.2
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current		2
Equity Securities [Member] | Quoted Prices In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current		2
Equity Securities [Member] | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current
Equity Securities [Member] | Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current

Fair Value Measurements (Summary Of Changes In The Fair Value Of Level 3 Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balance		$ 0.8
Realized gains included in net investment gains		1.2
Unrealized losses included in other comprehensive income		(0.2)
Redemptions		(1.6)
Ending balance		0.2
Warrant [Member]
Beginning balance		0.4
Realized gains included in net investment gains		1.2
Redemptions		(1.6)
Auction Rate Securities [Member]
Beginning balance	0.2	0.4
Unrealized losses included in other comprehensive income		(0.2)
Disposals	(0.2)
Ending balance		$ 0.2

Fair Value Measurements (Schedule Of Principal Amounts And Fair Values Of Debt Instruments) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2010 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2013 Fixed Rate Notes [Member]	Nov. 30, 2006 2013 Fixed Rate Notes [Member]	Dec. 31, 2010 2013 Floating Rate Notes [Member]	Nov. 30, 2006 2013 Floating Rate Notes [Member]
Principal Amount	$ 624,500,000	$ 1,285,000,000	$ 472,100,000	$ 625,000,000	$ 625,000,000	$ 152,400,000	$ 200,000,000	$ 200,000,000	$ 449,500,000	$ 465,000,000	$ 10,500,000	$ 150,000,000
Debt Instruments, Fair Value	$ 665,100,000	$ 1,286,600,000	$ 503,400,000	$ 624,200,000		$ 161,700,000	$ 193,400,000		$ 458,500,000		$ 10,500,000

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 South San Francisco Building [Member] years	Dec. 31, 2007 South San Francisco Building [Member] years	Jun. 30, 2007 South San Francisco Building [Member] years	Apr. 30, 2008 Treasury Building [Member] years	Sep. 30, 2004 Treasury Building [Member] years	Dec. 31, 2011 Maximum [Member] Equipment And Vehicles [Member]	Dec. 31, 2011 Minimum [Member] Equipment And Vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expenses	$ 23.8	$ 27.9	$ 23.8
Operating leases, term, years				10	15	15			5	3
Operating leases, optional additional term, years					5	5	10	10
Operating subleasing agreement	2.8	2.3	0.6
Space sublet under lease agreement, square feet	25,000
Net book value of assets acquired under capital leases		1.5
Accumulated depreciation expense related to assets under capital leases		71.8
Depreciation expense related to assets under capital leases	0.3	1.4	2.1
Set off of sale and lease back transactions		31.2
Charge against termination of the leases	$ 0.1

Leases (Schedule Of Future Minimum Rental Commitments For Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leases [Abstract]
2012	$ 32.4
2013	21.6
2014	20.8
2015	14.5
2016	14.8
2017 and thereafter	112.6
Total	$ 216.7

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments for purchase of property, plant and equipment	$ 3	$ 8
Commitments on investments	$ 2.6	$ 3.4

Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2011 Zonegran [Member]	Dec. 31, 2010 Zonegran [Member]	Dec. 31, 2011 Patent [Member]	Dec. 31, 2011 Securities [Member]	Oct. 31, 2010 Antitrust [Member]	Dec. 31, 2009 Antitrust [Member]	Jun. 30, 2008 Abraxane [Member]	Dec. 31, 2011 Abraxane [Member] Patent [Member]	Dec. 31, 2011 Alcon [Member]	May 31, 2011 Alcon [Member] Patent [Member]
Loss Contingencies [Line Items]
Settlement amount received from Alcon	$ (206.3)									$ 78
Litigation settlement amount received											6.5	6.5
Settlement reserve charge	207	0.7		206.3
Litigation settlement, gross			(203.5)							55
Royalty rate to sales of company through period of verdict									6.00%	6.00%
Litigation settlement agreement, date					February 2011
Loss amount claimed by plaintiffs						4.5
Legal settlements and awards							$ 12.5	$ 4.6

Related Parties (Narrative) (Details)	0 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended
	Jun. 08, 2009	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 17, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 17, 2009	Dec. 31, 2011 Dr. Ekman [Member] USD ($)	Dec. 31, 2007 Dr. Ekman [Member] USD ($)	Dec. 31, 2011 Mr. Martin [Member] USD ($)	Dec. 31, 2011 Mr. Martin [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Mr. Martin [Member] Minimum [Member] USD ($)	Nov. 30, 2011 Mr. McLaughlin [Member] months	Dec. 31, 2011 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2011 Mr. McLaughlin [Member] EUR (€)	Dec. 31, 2010 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2009 Mr. Pilnik [Member] USD ($)	Dec. 31, 2011 Dr. Selkoe [Member] USD ($)	Dec. 31, 2010 Dr. Selkoe [Member] USD ($)	Dec. 31, 2009 Dr. Selkoe [Member] USD ($)	Dec. 31, 2011 Dr. Bloom [Member] USD ($)	Dec. 31, 2011 Dr. Bloom [Member] USD ($)	Dec. 31, 2010 Dr. Bloom [Member] USD ($)	Dec. 31, 2009 Dr. Bloom [Member] USD ($)	Dec. 31, 2011 Janssen AI [Member] USD ($)	Dec. 31, 2010 Janssen AI [Member] USD ($)	Dec. 31, 2009 Janssen AI [Member] USD ($)	Dec. 31, 2009 Janssen AI [Member] Maximum [Member] USD ($)	Sep. 16, 2011 Alkermes Plc [Member] USD ($)	Dec. 31, 2011 Alkermes Plc [Member] USD ($)	Dec. 31, 2011 Prior To Amended Employment Agreement Taking Effect [Member] Mr. Martin [Member] USD ($)	Dec. 31, 2011 After Amended Employment Agreement Taking Effect [Member] Mr. Martin [Member] USD ($)	Dec. 31, 2011 Quarterly [Member] Dr. Selkoe [Member] USD ($)	Dec. 31, 2011 Annually [Member] Dr. Selkoe [Member] USD ($)
Related Party Transaction [Line Items]
Equity method investment in subsidiary						49.90%												49.90%						49.90%				25.00%
Transition service fees for providing administrative, information technology and research and development services																								$ (300,000)	$ 3,700,000	$ 2,900,000			$ 1,100,000
Sublease rental income, received																								2,200,000	2,300,000	600,000
Total expense relating to equity-settled share based awards																								2,400,000	400,000		100,000
Receivables from related party																									200,000				1,900,000
Cash received from divesture of business		500,000,000	4,300,000																									500,000,000
Ordinary shares received from divesture of businesses		31,900,000																										31,900,000
Carrying amount of equity method investment, less carrying value and transaction costs		675,800,000	209,000,000		235,000,000																							528,600,000
Equity method investment closing share price																												$ 16.57
Transaction working capital adjustment																													1,200,000
Lump-sum payment							2,500,000
Milestone payments maximum amount							1,000,000
Annual pension payments in amount							60,000
Total severance charge								3,600,000
Officers' compensation										1,000,000	800,000																			798,000	750,000
Ratio of lump sum payment										three	two
Anniversary date of grant									tenth
Date of termination in years		1															3
Amount granted under option to purchase ordinary shares									750,000
Ordinary shares with an exercise price per share									$ 12.03
Total invoiced value of services													200,000	11,800	300,000
Period of investor relations programmes, months												6
Payment of fees																15,230				12,500	44,674	58,125	18,152
Received a fee in respect of services																	1,600
Aggregate amount in settlement of all cost				(300,000)
Percentage of issued share capital	0.50%	3.00%
Legal expenses reimbursed			500,000
Agreement terminated upon written notice, in days																	30				30
Noninterest director fees																		50,000	50,000													12,500	50,000
Accounts receivable, net																									200,000				1,900,000
Labor and related expense									$ 50,000
Share-based compensation arrangement, vesting period			10				two

Related Parties (Schedule Of Transactions With Directors) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2011 Chairman's Fee [Member]		Dec. 31, 2011 Director's Fee [Member]		Dec. 31, 2011 Lead Independent Director's Fee [Member]	Dec. 31, 2011 Audit Committee Chairman's Fee [Member]		Dec. 31, 2011 Audit Committee Member's Fee [Member]	Dec. 31, 2011 Other Committee Chairman's Fee [Member]		Dec. 31, 2011 Other Committee Member's Fee [Member]	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2011 Chairman [Member]		Dec. 31, 2011 Other Non-Executive Directors [Member]		Dec. 31, 2010 After Retirement From Board [Member]
Related Party Transaction [Line Items]
Non-executive directors' terms of appointment, period in years	3
Fees			$ 150,000	[1]	$ 55,000	[2]	$ 20,000	$ 25,000	[3]	$ 15,000	$ 20,000	[3]	$ 12,500
Equity															400,000	[1]	200,000	[2]
Related parties transaction vesting period		10																	90
Noninterest director fees														550,000	250,000
Fair value of equity award	$ 450,000													$ 400,000	$ 200,000

[1]	The chairman's compensation for 2012 consists of a fee of $150,000 (2011: $250,000) and RSUs with a grant date fair value of $400,000 (2011: $200,000), amounting to a total value of $550,000 in 2012 (2011:$450,000). The chairman does not receive additional compensation for sitting on board committees.
[2]	Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2011, Dr. Ekman, Mr. McGowan and Mr. McLaughlin elected to receive their fee payments in the form of RSUs.
[3]	Inclusive of committee membership fee.

Development And Marketing Collaboration Agreements (Details) (USD $)	12 Months Ended				12 Months Ended														12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Tysabri U. S. [Member]	Dec. 31, 2010 Tysabri U. S. [Member]	Dec. 31, 2009 Tysabri U. S. [Member]	Dec. 31, 2011 Tysabri ROW [Member]	Dec. 31, 2010 Tysabri ROW [Member]	Dec. 31, 2009 Tysabri ROW [Member]	Dec. 31, 2011 Total Tysabri [Member]	Dec. 31, 2010 Total Tysabri [Member]	Dec. 31, 2009 Total Tysabri [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2011 Johnson And Johnson [Member]	Sep. 30, 2009 Johnson And Johnson [Member]	Dec. 31, 2011 Transition Therapeutics, Inc. [Member]	Dec. 31, 2008 Biogen Idec [Member] Total Tysabri [Member]	Jul. 31, 2008 Biogen Idec [Member] Total Tysabri [Member]	Dec. 31, 2011 Biogen Idec [Member] Total Tysabri [Member]	Sep. 17, 2009 Johnson And Johnson AIP Agreements [Member]	Dec. 31, 2011 Johnson And Johnson AIP Agreements [Member] Janssen AI [Member]	Dec. 31, 2010 Johnson And Johnson AIP Agreements [Member] Janssen AI [Member]	Dec. 31, 2011 Transition Therapeutics Collaboration Agreements [Member]	Sep. 17, 2009 Johnson And Johnson Share Ownership [Member]	Dec. 31, 2008 Minimum [Member] Biogen Idec [Member] Total Tysabri [Member]	Jul. 31, 2008 Minimum [Member] Biogen Idec [Member] Total Tysabri [Member]	Dec. 31, 2011 Bio Neurology Business [Member]	Dec. 31, 2010 Bio Neurology Business [Member]	Dec. 31, 2009 Bio Neurology Business [Member]	Jan. 31, 2011 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 EDT Business [Member]	Dec. 31, 2010 EDT Business [Member]	Dec. 31, 2009 EDT Business [Member]	Dec. 31, 2009 PharmatrophiX [Member]	Dec. 31, 2011 Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Milestone Payments [Member] Maximum [Member]	Dec. 31, 2011 Milestone Payment Under Original Agreement [Member] Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Milestone Payment Under Revised Agreement [Member] Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total Product revenue	$ 1,236,100,000	$ 1,156,000,000	$ 1,094,300,000		$ 746,500,000	$ 593,200,000	$ 508,500,000	$ 317,600,000	$ 258,300,000	$ 215,800,000	$ 1,064,100,000	$ 851,500,000	$ 724,300,000																	$ 1,068,100,000	$ 894,600,000	$ 837,100,000		$ 168,000,000	$ 261,400,000	$ 257,200,000
Global in-market sales								764,100,000	636,800,000	550,700,000	1,510,600,000	1,230,000,000	1,059,200,000
Collaboration milestone payments																				50,000,000	75,000,000
Profit share percentage																				50.00%	50.00%	50.00%
Fund committed	400,000,000													500,000,000		500,000,000		500,000,000
Additional fund committed	400,000,000																400,000,000	400,000,000
Annual global in-market net product sales required to maintain market share																												1,100,000,000
Annual global in-market net product sales required to maintain profit share																													700,000,000
Investment made in exchange for newly issued American Depositary Receipts																							885,000,000
Percentage shareholder ownership																											18.40%
Collaboration milestone amounts payable																																						11,000,000	93,000,000	25,000,000	11,000,000
Unspent funding commitments														57,600,000	272,000,000									57,600,000	272,000,000
Spent funding commitment														214,400,000	179,000,000
Payments to acquire IPR&D																			$ 9,000,000														$ 9,000,000				$ 5,000,000
Equity method investment in subsidiary				49.90%										49.90%					30.00%
Notice period for termination of collaboration agreement for material breach or because of insolvency of the other party, minimum, days																										90

Supplemental Guarantor Information (Condensed Consolidating Statements Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,246	$ 1,169.7	$ 1,113
Cost of sales	639.7	583.3	560.7
Gross margin	606.3	586.4	552.3
Selling, general and administrative expenses	228.7	254.7	268.2
Research and development expenses	232.5	258.7	293.6
Settlement reserve charge		206.3
Net gain on divestment of businesses	(652.9)	(1)	(108.7)
Other net (gains)/charges	(42.2)	56.3	67.3
Total operating (gains)/expenses	(233.9)	775	520.4
Operating income/(loss)	840.2	(188.6)	31.9
Net interest and investment (gains)/losses	232.1	134	161.7
Net income/(loss) before income taxes	608.1	(322.6)	(129.8)
Provision for/(benefit from) income taxes	47.6	2.1	46.4
Net income/(loss)	560.5	(324.7)	(176.2)
Elan Finance Plc [Member]
Net interest and investment (gains)/losses	0.1	(1.2)	(1.6)
Net income/(loss) before income taxes	(0.1)	1.2	1.6
Provision for/(benefit from) income taxes	(0.1)	0.3	0.4
Net income/(loss)		0.9	1.2
Parent Company [Member]
Revenue			0.8
Gross margin			0.8
Selling, general and administrative expenses	43.5	62.8	57
Other net (gains)/charges		0.9
Total operating (gains)/expenses	43.5	63.7	57
Operating income/(loss)	(43.5)	(63.7)	(56.2)
Share of net gains/(losses) of subsidiaries	604	(261)	(120.1)
Net interest and investment (gains)/losses			(0.1)
Net income/(loss) before income taxes	560.5	(324.7)	(176.2)
Net income/(loss)	560.5	(324.7)	(176.2)
Guarantor Subsidiaries [Member]
Revenue	2,083.4	1,891.8	1,932.1
Cost of sales	1,277.8	1,071.6	993.9
Gross margin	805.6	820.2	938.2
Selling, general and administrative expenses	235.3	239.8	286.4
Research and development expenses	352.6	429.8	595.7
Settlement reserve charge		206.3
Net gain on divestment of businesses	(585.9)	(1)	(108.7)
Other net (gains)/charges	(41)	56.4	67
Total operating (gains)/expenses	(39)	931.3	840.4
Operating income/(loss)	844.6	(111.1)	97.8
Net interest and investment (gains)/losses	243	141	183.7
Net income/(loss) before income taxes	601.6	(252.1)	(85.9)
Provision for/(benefit from) income taxes	47.7	1.8	46
Net income/(loss)	553.9	(253.9)	(131.9)
Non-Guarantor Subsidiaries [Member]
Revenue			0.5
Gross margin			0.5
Selling, general and administrative expenses	5.1	5.2
Research and development expenses	22.8	9.1	0.2
Net gain on divestment of businesses	(67)
Other net (gains)/charges		(0.5)	0.3
Total operating (gains)/expenses	(39.1)	13.8	0.5
Operating income/(loss)	39.1	(13.8)
Net interest and investment (gains)/losses	(11)	(5.8)	(0.2)
Net income/(loss) before income taxes	50.1	(8)	0.2
Net income/(loss)	50.1	(8)	0.2
Elimination Adjustments [Member]
Revenue	(837.4)	(722.1)	(820.4)
Cost of sales	(638.1)	(488.3)	(433.2)
Gross margin	(199.3)	(233.8)	(387.2)
Selling, general and administrative expenses	(55.2)	(53.1)	(75.2)
Research and development expenses	(142.9)	(180.2)	(302.3)
Other net (gains)/charges	(1.2)	(0.5)
Total operating (gains)/expenses	(199.3)	(233.8)	(377.5)
Operating income/(loss)			(9.7)
Share of net gains/(losses) of subsidiaries	(604)	261	120.1
Net interest and investment (gains)/losses			(20.1)
Net income/(loss) before income taxes	(604)	261	130.5
Net income/(loss)	$ (604)	$ 261	$ 130.5

Supplemental Guarantor Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 271.7	$ 422.5	$ 836.5	$ 375.3
Restricted cash - current	2.6	208.2
Accounts receivable, net	167.7	191.6
Investment securities - current	0.3	2
Inventory	23.8	39
Deferred tax assets - current	26.2	41.8
Prepaid and other current assets	25.7	15.4
Total current assets	518	920.5
Property, plant and equipment, net	83.2	287.5
Goodwill and other intangible assets, net	309.9	376.5
Equity method investment	675.8	209	235
Investment securities - non-current	9.8	9.4
Restricted cash - non-current	13.7	14.9
Deferred tax assets - non-current	118.9	154.3
Other assets	24.5	45.4
Total assets	1,753.8	2,017.5
Accounts payable	46.4	39.2
Accrued and other current liabilities	229.9	442.5
Total current liabilities	276.3	481.7
Long term debts	615	1,270.4
Other liabilities	60.7	71.1
Total liabilities	952	1,823.2
Shareholders' equity/(deficit)	801.8	194.3	494.2	(232.2)
Total liabilities and shareholders' equity	1,753.8	2,017.5
Elan Finance Plc [Member]
Cash and cash equivalents	1.8	1.7	9.8	10.2
Intercompany receivables	22.8	16.3
Deferred tax assets - current	0.1	0.2
Total current assets	24.7	18.2
Intercompany receivables	588.4	1,247
Deferred tax assets - non-current	0.6	0.4
Other assets	11.1	21.3
Total assets	624.8	1,286.9
Accrued and other current liabilities	11.4	18.3
Intercompany payables	0.2
Total current liabilities	11.6	18.3
Long term debts	615	1,270.4
Total liabilities	626.6	1,288.7
Shareholders' equity/(deficit)	(1.8)	(1.8)
Total liabilities and shareholders' equity	624.8	1,286.9
Parent Company [Member]
Cash and cash equivalents	0.8	0.3	3.5	1.4
Intercompany receivables	2,964	2,432.1
Total current assets	2,964.8	2,432.4
Intercompany receivables		8.1
Total assets	2,964.8	2,440.5
Accrued and other current liabilities	0.1	4.8
Intercompany payables	1,975.4	2,088
Total current liabilities	1,975.5	2,092.8
Intercompany payables	175.3	133.5
Other liabilities	12.2	19.9
Total liabilities	2,163	2,246.2
Shareholders' equity/(deficit)	801.8	194.3
Total liabilities and shareholders' equity	2,964.8	2,440.5
Guarantor Subsidiaries [Member]
Cash and cash equivalents	265.7	279.4	421.6	361.7
Restricted cash - current	2.6	208.2
Accounts receivable, net	167.7	191.6
Investment securities - current	0.3	2
Inventory	42.2	56.6
Intercompany receivables	3,646.3	4,088
Deferred tax assets - current	26.1	41.6
Prepaid and other current assets	25.7	15.4
Total current assets	4,176.6	4,882.8
Property, plant and equipment, net	83.2	287.5
Goodwill and other intangible assets, net	107	123.9
Equity method investment	130.6	209
Investment securities - non-current	9.8	9.4
Investments in subsidiaries	12,545.6	12,306.7
Restricted cash - non-current	13.7	14.9
Intercompany receivables	7,021.6	7,118.3
Deferred tax assets - non-current	123.5	153.9
Other assets	13.3	24.1
Total assets	24,224.9	25,130.5
Accounts payable	46.4	39.2
Accrued and other current liabilities	210.6	416.9
Intercompany payables	5,446.6	5,693.1
Total current liabilities	5,703.6	6,149.2
Intercompany payables	11,614.9	12,628.5
Other liabilities	53.7	55.8
Total liabilities	17,372.2	18,833.5
Shareholders' equity/(deficit)	6,852.7	6,297
Total liabilities and shareholders' equity	24,224.9	25,130.5
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	3.4	141.1	401.6	2
Intercompany receivables	140.3	79.1
Total current assets	143.7	220.2
Equity method investment	545.2
Investments in subsidiaries		1.8
Intercompany receivables	1.1	186.1
Total assets	690	408.1
Accrued and other current liabilities		(0.4)
Intercompany payables	261.8	12.5
Total current liabilities	261.8	12.1
Intercompany payables		4.4
Total liabilities	261.8	16.5
Shareholders' equity/(deficit)	686.1	391.6
Total liabilities and shareholders' equity	947.9	408.1
Elimination Adjustments [Member]
Cash and cash equivalents
Inventory	(18.4)	(17.6)
Intercompany receivables	(6,773.4)	(6,615.5)
Total current assets	(6,791.8)	(6,633.1)
Goodwill and other intangible assets, net	202.9	252.6
Investments in subsidiaries	(12,545.6)	(12,308.5)
Intercompany receivables	(7,611.1)	(8,559.5)
Deferred tax assets - non-current	(5.2)
Other assets	0.1
Total assets	(26,750.7)	(27,248.5)
Accrued and other current liabilities	7.8	2.9
Intercompany payables	(7,684)	(7,793.6)
Total current liabilities	(7,676.2)	(7,790.7)
Intercompany payables	(11,790.2)	(12,766.4)
Other liabilities	(5.2)	(4.6)
Total liabilities	(19,471.6)	(20,561.7)
Shareholders' equity/(deficit)	(7,537)	(6,686.8)
Total liabilities and shareholders' equity	$ (27,008.6)	$ (27,248.5)

Supplemental Guarantor Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash (used in)/provided by operating activities	$ (120.2)	$ 68.2	$ (86.3)
Cash flows from investing activities:
Decrease in restricted cash	206.8	(191.4)	3.5
Proceeds from disposal of property, plant and equipment	1.3	0.1	7.3
Purchase of property, plant and equipment	(27.3)	(40.9)	(43.5)
Purchase of intangible assets	(2.5)	(3.6)	(52.4)
Purchase of equity method investment	(20)
Purchase of non-current investment securities	(0.6)	(0.9)	(0.6)
Sale of non-current investment securities	2.5	7.9
Sale of current investment securities	0.3	8.5	28.9
Proceeds from business disposals	500	4.3
Net cash provided by/(used in) investing activities	660.5	(216)	(56.8)
Cash flows from financing activities:
Issue of share capital			868
Proceeds from employee stock issuances	6.3	1.8	4
Repayment of loans	(697.3)	(455)	(867.8)
Net proceeds from debt issuances		187.1	603
Repayment of government grants			(5.4)
Excess tax benefit from share-based compensation			2.3
Net cash (used in)/provided by financing activities	(691)	(266.1)	604.1
Effect of exchange rate changes on cash	(0.1)	(0.1)	0.2
Net (decrease)/increase in cash and cash equivalents	(150.8)	(414)	461.2
Cash and cash equivalents at beginning of year	422.5	836.5	375.3
Cash and cash equivalents at end of year	271.7	422.5	836.5
Elan Finance Plc [Member]
Net cash (used in)/provided by operating activities	697.4	259.8	264.4
Cash flows from financing activities:
Repayment of loans	(697.3)	(455)	(867.8)
Net proceeds from debt issuances		187.1	603
Net cash (used in)/provided by financing activities	(697.3)	(267.9)	(264.8)
Net (decrease)/increase in cash and cash equivalents	0.1	(8.1)	(0.4)
Cash and cash equivalents at beginning of year	1.7	9.8	10.2
Cash and cash equivalents at end of year	1.8	1.7	9.8
Parent Company [Member]
Net cash (used in)/provided by operating activities	(5.8)	(5)	(869.9)
Cash flows from financing activities:
Issue of share capital			868
Proceeds from employee stock issuances	6.3	1.8	4
Net cash (used in)/provided by financing activities	6.3	1.8	872
Net (decrease)/increase in cash and cash equivalents	0.5	(3.2)	2.1
Cash and cash equivalents at beginning of year	0.3	3.5	1.4
Cash and cash equivalents at end of year	0.8	0.3	3.5
Guarantor Subsidiaries [Member]
Net cash (used in)/provided by operating activities	(826.2)	(176.2)	519.3
Cash flows from investing activities:
Decrease in restricted cash	206.8	(191.4)	3.5
Proceeds from disposal of property, plant and equipment	1.3	0.1	7.3
Purchase of property, plant and equipment	(27.3)	(40.9)	(43.5)
Purchase of intangible assets	(2.5)	(3.6)	(52.4)
Purchase of non-current investment securities	(0.6)	(0.9)	(0.6)
Sale of non-current investment securities	2.5	7.9
Sale of current investment securities	0.3	8.5	28.9
Proceeds from business disposals	500	4.3
Net cash provided by/(used in) investing activities	680.5	(216)	(56.8)
Cash flows from financing activities:
Intercompany investments/capital contributions		(0.9)	(399.7)
Loans to group undertakings	132.1	251
Repayment of government grants			(5.4)
Excess tax benefit from share-based compensation			2.3
Net cash (used in)/provided by financing activities	132.1	250.1	(402.8)
Effect of exchange rate changes on cash	(0.1)	(0.1)	0.2
Net (decrease)/increase in cash and cash equivalents	(13.7)	(142.2)	59.9
Cash and cash equivalents at beginning of year	279.4	421.6	361.7
Cash and cash equivalents at end of year	265.7	279.4	421.6
Non-Guarantor Subsidiaries [Member]
Net cash (used in)/provided by operating activities	14.4	(10.4)	(0.1)
Cash flows from investing activities:
Purchase of equity method investment	(20)
Net cash provided by/(used in) investing activities	(20)
Cash flows from financing activities:
Intercompany investments/capital contributions		0.9	399.7
Loans to group undertakings	(132.1)	(251)
Net cash (used in)/provided by financing activities	(132.1)	(250.1)	399.7
Net (decrease)/increase in cash and cash equivalents	(137.7)	(260.5)	399.6
Cash and cash equivalents at beginning of year	141.1	401.6	2
Cash and cash equivalents at end of year	3.4	141.1	401.6
Elimination Adjustments [Member]
Net cash (used in)/provided by operating activities
Cash flows from investing activities:
Decrease in restricted cash
Proceeds from disposal of property, plant and equipment
Purchase of property, plant and equipment
Purchase of intangible assets
Purchase of non-current investment securities
Sale of non-current investment securities
Sale of current investment securities
Proceeds from business disposals
Net cash provided by/(used in) investing activities
Cash flows from financing activities:
Issue of share capital
Proceeds from employee stock issuances
Repayment of loans
Net proceeds from debt issuances
Intercompany investments/capital contributions
Loans to group undertakings
Repayment of government grants
Excess tax benefit from share-based compensation
Net cash (used in)/provided by financing activities
Effect of exchange rate changes on cash
Net (decrease)/increase in cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year

Valuation And Qualifying Accounts And Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 0.4		$ 0.4		$ 0.9
Additions			0.4	[1]	0.7	[1]
Deductions	(0.4)	[2]	(0.4)	[2]	(1.2)	[2]
Balance at End of Year			0.4		0.4
Sales Returns And Allowances, Discounts, Charge Backs And Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	37.9	[3]	26.5	[3]	19.2	[3]
Additions	188.8	[1],[3]	127.5	[1],[3]	79.3	[1],[3]
Deductions	(181.2)	[2],[3]	(116.1)	[2],[3]	(72)	[2],[3]
Balance at End of Year	$ 45.5	[3]	$ 37.9	[3]	$ 26.5	[3]

[1]	Additions to allowance for doubtful accounts are recorded as an expense.
[2]	Represents amounts written off or returned against the allowance or reserves, or returned against earnings. Deductions to sales discounts and allowances relate to sales returns and payments.
[3]	Additions to sales discounts and allowances are recorded as a reduction of revenue.